UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number fundcode not found

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2020

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 98.9%
Brazil | 5.6%
Duratex SA	410,300	$738,305
Notre Dame Intermedica Participacoes SA	177,495	1,535,801
Pagseguro Digital, Ltd., Class A (*)	55,400	1,070,882
Petroleo Brasileiro SA	386,160	1,039,699
Rumo SA (*)	805,861	3,047,510
StoneCo, Ltd., Class A (*)	47,000	1,023,190
		8,455,387
Canada | 1.2%
First Quantum Minerals, Ltd.	346,455	1,770,064
China | 37.7%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	56,795	11,045,492
Anhui Conch Cement Co., Ltd., Class H	255,000	1,762,811
Beijing Enterprises Water Group, Ltd.	3,652,000	1,414,483
China State Construction International Holdings, Ltd.	2,646,160	1,947,356
CNOOC, Ltd.	1,397,756	1,457,266
Focused Photonics Hangzhou, Inc., Class A	777,889	1,315,760
Momo, Inc. Sponsored ADR	132,049	2,864,143
NetEase, Inc. ADR	12,700	4,076,192
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	37,400	4,048,176
Ping An Insurance (Group) Co. of China, Ltd., Class H	327,500	3,203,657
Shenzhen Inovance Technology Co., Ltd., Class A	429,400	1,558,460
Tencent Holdings, Ltd.	242,200	11,810,053
Trip.com Group, Ltd. ADR (*)	62,216	1,458,965
Weibo Corp. Sponsored ADR (*)	30,800	1,019,788
Wuliangye Yibin Co., Ltd. Class A	193,500	3,157,590
Zhongsheng Group Holdings, Ltd.	532,500	1,853,653
ZTO Express Cayman, Inc. ADR (*)	116,939	3,096,545
		57,090,390
Colombia | 1.2%
Bancolombia SA Sponsored ADR	73,647	1,838,229
Hong Kong | 2.5%
China Gas Holdings, Ltd.	518,800	1,799,186
Techtronic Industries Co., Ltd.	300,502	1,935,821
		3,735,007
India | 8.4%
HDFC Bank, Ltd. ADR	68,429	2,631,779
ICICI Bank, Ltd. Sponsored ADR	293,672	2,496,212
Motherson Sumi Systems, Ltd.	1,310,885	1,044,063
Mphasis, Ltd.	130,149	1,142,965
Description	Shares	Fair Value
Reliance Industries, Ltd.	179,435	$2,641,093
Shriram Transport Finance Co., Ltd.	114,069	984,260
UPL, Ltd.	429,095	1,833,997
		12,774,369
Indonesia | 1.6%
PT Bank Rakyat Indonesia (Persero) Tbk	13,431,000	2,469,800
Macau | 1.0%
SJM Holdings, Ltd.	1,889,000	1,584,341
Mexico | 1.1%
Grupo Financiero Banorte SAB de CV, Class O	596,357	1,634,027
Peru | 1.8%
Credicorp, Ltd.	18,575	2,657,525
Philippines | 2.3%
BDO Unibank, Inc.	1,189,005	2,437,562
International Container Terminal Services, Inc.	676,259	987,428
		3,424,990
Russia | 4.5%
Mail.Ru Group, Ltd. GDR (*)	114,801	1,861,385
Novatek OAO Sponsored GDR	9,316	1,068,337
Sberbank of Russia PJSC (‡)	592,299	1,409,934
Yandex NV Class A (*)	70,835	2,411,932
		6,751,588
South Africa | 2.7%
Capitec Bank Holdings, Ltd.	47,771	2,338,811
Standard Bank Group, Ltd.	308,127	1,761,926
		4,100,737
South Korea | 12.0%
NCSoft Corp.	5,726	3,031,126
S-Oil Corp.	29,876	1,382,332
Samsung Biologics Co., Ltd. (*)	7,541	2,955,194
Samsung Electronics Co., Ltd.	214,808	8,348,322
WONIK IPS Co., Ltd. (*)	123,200	2,483,257
		18,200,231
Taiwan | 13.7%
Airtac International Group	235,000	3,445,386
ASE Technology Holding Co., Ltd.	740,289	1,419,031
Bizlink Holding, Inc.	443,000	2,361,618
Catcher Technology Co., Ltd.	200,670	1,276,024
Chroma ATE, Inc.	458,000	1,864,589
Hiwin Technologies Corp.	173,000	1,124,284
Largan Precision Co., Ltd.	10,860	1,350,060
MediaTek, Inc.	124,000	1,320,724
Silicon Motion Technology Corp. ADR	80,548	2,952,890

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	404,000	$3,606,109
		20,720,715
United Kingdom | 1.6%
KAZ Minerals PLC	557,136	2,412,591
Total Common Stocks (Cost $168,122,425)		149,619,991
Preferred Stocks | 1.0%
Brazil | 1.0%
Banco Bradesco SA ADR (Cost $2,801,878)	365,063	1,482,156
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $494,046)	494,046	494,046
Total Investments | 100.2% (Cost $171,418,349)		$151,596,193
Liabilities in Excess of Cash and Other Assets | (0.2)%		(228,036)
Net Assets | 100.0%		$151,368,157

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 96.5%
Brazil | 6.0%
Azul SA ADR (*)	51,232	$522,054
Banco BTG Pactual SA	142,900	914,146
Banco do Brasil SA	355,600	1,908,678
Braskem SA A Shares	180,942	599,646
C&A Modas Ltda	455,000	586,690
CCR SA	352,430	795,598
IRB Brasil Resseguros S/A	227,500	423,818
Rumo SA (*)	398,300	1,506,244
Telefonica Brasil SA ADR	159,060	1,515,842
		8,772,716
Canada | 0.7%
Parex Resources, Inc. (*)	114,500	968,202
China | 37.9%
Alibaba Group Holding, Ltd. (*)	50,200	1,180,851
Alibaba Group Holding, Ltd. Sponsored ADR (*)	50,690	9,858,191
Baidu, Inc. Sponsored ADR (*)	14,995	1,511,346
Budweiser Brewing Co. APAC, Ltd. (*)	653,700	1,679,629
China National Building Material Co., Ltd., Class H	3,130,000	3,397,664
China Overseas Land & Investment, Ltd.	636,000	1,962,653
Industrial & Commercial Bank of China, Ltd., Class H	10,000,633	6,823,511
Midea Group Co., Ltd., Class A	135,100	925,397
NetEase, Inc. ADR	8,162	2,619,676
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	29,616	3,205,636
PICC Property & Casualty Co., Ltd., Class H	1,797,770	1,729,178
Ping An Insurance (Group) Co. of China, Ltd., Class H	473,000	4,626,960
Prosus NV (*)	10,888	754,414
Shenzhou International Group Holdings, Ltd.	184,191	1,944,651
Sinopharm Group Co., Ltd., Class H	258,000	577,776
Tencent Holdings, Ltd.	233,800	11,400,456
Wuxi Biologics Cayman, Inc. (*)	79,000	1,018,433
		55,216,422
Colombia | 0.7%
Bancolombia SA Sponsored ADR	41,920	1,046,323
Hong Kong | 2.4%
China Gas Holdings, Ltd.	456,000	1,581,397
Techtronic Industries Co., Ltd.	291,500	1,877,830
		3,459,227
Hungary | 0.6%
MOL Hungarian Oil & Gas PLC	158,277	932,710
Description	Shares	Fair Value
India | 7.5%
HDFC Bank, Ltd. ADR	111,063	$4,271,483
Hindalco Industries, Ltd.	818,642	1,035,352
Hindustan Zinc, Ltd. (*)	462,169	941,396
Infosys, Ltd. Sponsored ADR	209,115	1,716,834
Maruti Suzuki India, Ltd.	20,114	1,127,228
Motherson Sumi Systems, Ltd.	578,524	460,769
UPL, Ltd.	320,116	1,368,210
		10,921,272
Indonesia | 1.6%
PT Bank Mandiri (Persero) Tbk	4,537,700	1,297,735
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	55,115	1,060,964
		2,358,699
Luxembourg | 0.7%
Ternium SA Sponsored ADR	87,065	1,036,074
Mexico | 2.5%
Arca Continental SAB de CV	283,545	1,142,786
Gruma SAB de CV, Class B	139,388	1,067,452
Grupo Aeroportuario del Pacifico SAB de CV ADR	11,920	642,965
Grupo Financiero Banorte SAB de CV, Class O	295,100	808,578
		3,661,781
Peru | 0.9%
Credicorp, Ltd.	8,945	1,279,761
Philippines | 1.9%
Ayala Land, Inc.	1,392,100	831,427
BDO Unibank, Inc.	985,691	2,020,751
		2,852,178
Poland | 1.1%
CD Projekt SA	22,801	1,589,353
Portugal | 0.9%
Galp Energia SGPS SA	111,157	1,269,109
Russia | 5.0%
LUKOIL PJSC Sponsored ADR	73,720	4,393,639
Sberbank of Russia PJSC Sponsored ADR (London)	252,043	2,388,132
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	504,611
		7,286,382
South Africa | 3.3%
Barloworld, Ltd.	111,400	401,783
Mondi PLC	111,257	1,897,721
Naspers, Ltd., N Shares	10,387	1,475,691

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
The Bidvest Group, Ltd.	121,731	$992,832
		4,768,027
South Korea | 10.5%
DB Insurance Co., Ltd.	28,573	810,204
NCSoft Corp.	4,866	2,575,874
Samsung Electronics Co., Ltd.	222,259	8,637,899
SK Hynix, Inc.	48,645	3,290,744
		15,314,721
Taiwan | 10.1%
Accton Technology Corp.	161,000	854,064
Far EasTone Telecommunications Co., Ltd.	690,000	1,444,385
Largan Precision Co., Ltd.	16,000	1,989,039
Micro-Star International Co., Ltd.	418,000	1,226,273
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	192,038	9,177,496
		14,691,257
United Kingdom | 2.2%
Unilever NV NY Shares	66,145	3,227,215
Total Common Stocks (Cost $155,956,233)		140,651,429
Preferred Stocks | 0.5%
Brazil | 0.5%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,255,839)	157,648	707,840
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $2,473,393)	2,473,393	2,473,393
Total Investments | 98.7% (Cost $159,685,465)		$143,832,662
Cash and Other Assets in Excess of Liabilities | 1.3%		1,929,811
Net Assets | 100.0%		$145,762,473

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 95.8%
Argentina | 0.2%
Globant SA (*)	167	$14,676
Brazil | 2.9%
Banco BTG Pactual SA	1,100	7,037
Banco do Brasil SA	1,300	6,978
Banco Santander Brasil SA	2,700	13,858
BB Seguridade Participacoes SA	6,900	32,999
Cia de Saneamento de Minas Gerais-COPASA	1,900	14,956
IRB Brasil Resseguros S/A	5,600	10,432
JBS SA	4,300	16,832
Minerva SA (*)	7,900	12,087
Petroleo Brasileiro SA	9,839	26,491
Qualicorp SA	2,267	10,296
Vale SA	8,109	67,449
YDUQS Part	2,100	8,960
		228,375
China | 41.1%
A-Living Services Co., Ltd., Class H	3,250	15,804
Aier Eye Hospital Group Co., Ltd., Class A	3,600	20,079
Alibaba Group Holding, Ltd. Sponsored ADR (*)	2,898	563,603
Anhui Conch Cement Co., Ltd., Class H	9,500	65,673
Baidu, Inc. Sponsored ADR (*)	288	29,028
Bank of Guiyang Co., Ltd., Class A	23,400	25,353
Beijing Enterprises Holdings, Ltd.	6,500	23,653
C&S Paper Co., Ltd., Class A	8,100	19,356
Changchun High & New Technology Industry Group, Inc., Class A	300	23,080
China Aoyuan Group, Ltd.	18,000	20,949
China CITIC Bank Corp., Ltd., Class H	122,000	60,079
China Construction Bank Corp., Class H	164,000	133,672
China Lesso Group Holdings, Ltd.	28,000	36,744
China Mengniu Dairy Co., Ltd.	8,000	27,709
China Merchants Bank Co., Ltd., Class H	19,500	87,543
China Minsheng Banking Corp., Ltd., Class H	38,000	28,233
China Mobile, Ltd.	5,500	41,552
China Pacific Insurance Group Co., Ltd., Class A	5,800	23,176
China Resources Cement Holdings, Ltd.	28,000	33,262
China Resources Gas Group, Ltd.	4,000	20,081
China Resources Land, Ltd.	10,000	41,026
China Unicom Hong Kong, Ltd.	24,000	13,752
China Vanke Co., Ltd., Class H	4,900	16,050
China Yuhua Education Corp., Ltd.	30,000	22,108
Description	Shares	Fair Value
CITIC, Ltd.	17,000	$17,700
CNOOC, Ltd.	73,000	76,108
Country Garden Holdings Co., Ltd.	41,000	49,222
Country Garden Services Holdings Co., Ltd.	7,000	28,284
CSPC Pharmaceutical Group, Ltd.	26,000	51,747
ENN Energy Holdings, Ltd.	2,700	25,966
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,100	54,845
Fujian Sunner Development Co., Ltd., Class A (*)	8,900	29,535
G-bits Network Technology Xiamen Co., Ltd., Class A	300	17,357
Gansu Shangfeng Cement Co., Ltd., Class A	9,800	27,242
Hualan Biological Engineering, Inc., Class A	2,800	18,936
Huaxin Cement Co., Ltd., Class A	6,580	21,475
Industrial & Commercial Bank of China, Ltd., Class H	103,000	70,278
JD.com, Inc. ADR (*)	2,039	82,579
Jiangsu Expressway Co., Ltd., Class A	19,341	26,830
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,800	23,425
LexinFintech Holdings, Ltd. ADR (*)	1,560	13,837
Li Ning Co., Ltd.	14,000	40,619
Longfor Group Holdings, Ltd.	6,500	31,455
Luxshare Precision Industry Co., Ltd., Class A	5,100	27,267
Luzhou Laojiao Co., Ltd., Class A	1,700	17,733
NetEase, Inc. ADR	109	34,985
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	498	53,903
PetroChina Co., Ltd., Class H	36,000	13,140
Ping An Insurance (Group) Co. of China, Ltd., Class H	19,500	190,752
Postal Savings Bank of China Co., Ltd., Class H	69,000	41,882
Sany Heavy Industry Co., Ltd., Class A	11,200	27,472
Shandong Xiantan Co., Ltd., Class A	8,200	17,957
Shanghai Baosight Software Co., Ltd., Class A	2,500	14,010
Shanghai Pudong Development Bank Co., Ltd., Class A	17,900	25,686
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	700	25,754
Sunny Optical Technology Group Co., Ltd.	1,200	16,006
Tangshan Jidong Cement Co., Ltd., Class A	8,500	23,584
Tencent Holdings, Ltd.	9,500	463,235
Vipshop Holdings, Ltd. ADR (*)	2,575	40,118
Weichai Power Co., Ltd., Class A	25,700	43,550
Wens Foodstuffs Group Co., Ltd., Class A	4,400	20,105

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	3,700	$17,037
YanTai Shuangta Food Co., Ltd., Class A (*)	9,200	14,240
Yealink Network Technology Corp., Ltd., Class A	1,200	13,800
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	3,200	15,051
Zhengzhou Coal Mining Machinery Group Co., Ltd., Class A	23,000	17,822
Zhongsheng Group Holdings, Ltd.	3,000	10,443
		3,284,537
Colombia | 0.3%
Ecopetrol SA Sponsored ADR	2,742	26,077
Greece | 0.8%
Hellenic Telecommunications Organization SA	4,919	59,754
Hong Kong | 0.6%
Shimao Property Holdings, Ltd.	6,000	21,000
Sino Biopharmaceutical, Ltd.	19,500	25,560
		46,560
Hungary | 0.6%
Richter Gedeon Nyrt.	2,558	48,247
India | 5.9%
Axis Bank, Ltd. GDR	921	23,211
Dr Reddy’s Laboratories, Ltd. ADR	508	20,488
GAIL India, Ltd. GDR	4,663	28,075
HDFC Bank, Ltd. ADR	3,166	121,764
ICICI Bank, Ltd. Sponsored ADR	2,380	20,230
Infosys, Ltd. Sponsored ADR	13,329	109,431
Reliance Industries, Ltd. Sponsored GDR (#)	1,580	48,440
State Bank of India GDR (*)	708	18,312
Wipro, Ltd. ADR	11,270	34,937
WNS Holdings, Ltd. ADR (*)	1,030	44,270
		469,158
Indonesia | 2.4%
PT Bank Central Asia Tbk	27,300	46,162
PT Bank Mandiri (Persero) Tbk	107,800	30,830
PT Bank Rakyat Indonesia (Persero) Tbk	149,500	27,491
PT Gudang Garam Tbk	8,100	20,392
PT Indofood CBP Sukses Makmur Tbk	38,900	24,312
PT Media Nusantara Citra Tbk	80,200	4,427
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	1,819	35,016
		188,630
Description	Shares	Fair Value
Malaysia | 1.5%
Carlsberg Brewery Malaysia Bhd	700	$4,051
Hartalega Holdings Berhad	12,800	20,327
Kossan Rubber Industries	11,100	13,181
Petronas Chemicals Group Berhad	11,600	13,560
RHB Bank Bhd	41,500	44,668
Tenaga Nasional Berhad	8,000	22,260
		118,047
Mexico | 2.5%
America Movil SAB de CV, Class L Sponsored ADR	5,220	61,492
Coca-Cola Femsa SAB de CV Sponsored ADR	1,308	52,621
Grupo Aeroportuario del Centro Norte SAB de CV	7,600	25,684
Grupo Financiero Banorte SAB de CV, Class O	3,600	9,864
Qualitas Controladora SAB de CV	8,800	22,602
Wal-Mart de Mexico SAB de CV	12,900	30,316
		202,579
Philippines | 0.8%
International Container Terminal Services, Inc.	15,150	22,121
JG Summit Holdings, Inc.	15,020	15,337
Metropolitan Bank & Trust Co.	18,700	14,511
SM Prime Holdings, Inc.	27,200	15,250
		67,219
Poland | 1.2%
CD Projekt SA	320	22,306
Dino Polska SA (*)	770	30,117
PLAY Communications SA	2,663	18,839
Powszechna Kasa Oszczednosci Bank Polski SA (*)	5,199	28,369
		99,631
Russia | 4.9%
Gazprom PJSC Sponsored ADR	13,727	63,241
LUKOIL PJSC Sponsored ADR	1,154	68,777
MMC Norilsk Nickel PJSC ADR	2,215	54,851
PhosAgro PJSC GDR	1,451	14,955
Polyus PJSC GDR	211	14,390
RusHydro PJSC ADR	23,996	17,295
Sberbank of Russia PJSC Sponsored ADR	6,269	59,399
Severstal PJSC GDR	1,371	15,163
Tatneft PJSC Sponsored ADR	875	36,704
VEON, Ltd. ADR	8,302	12,536

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
VTB Bank PJSC GDR	18,850	$15,452
Yandex NV Class A (*)	428	14,574
		387,337
South Africa | 2.1%
Anglo American Platinum, Ltd.	850	35,717
Clicks Group, Ltd.	1,330	19,127
Exxaro Resources, Ltd.	1,773	9,795
FirstRand, Ltd.	5,225	11,739
Naspers, Ltd., N Shares	638	90,641
		167,019
South Korea | 12.3%
Coway Co Ltd.	617	29,103
Daelim Industrial Co., Ltd.	372	22,291
Hana Financial Group, Inc.	2,496	46,539
Hansol Chemical Co., Ltd.	216	13,878
Hyundai Mobis Co., Ltd.	271	37,319
KB Financial Group, Inc. ADR	982	26,701
Kia Motors Corp.	2,214	46,844
LG Electronics, Inc.	341	13,313
LG Household & Health Care, Ltd.	51	46,654
LG Uplus Corp.	4,139	36,488
NCSoft Corp.	58	30,703
Samsung Card Co., Ltd.	637	15,516
Samsung Electro-Mechanics Co., Ltd.	190	15,003
Samsung Electronics Co., Ltd. GDR	474	468,076
Samsung SDS Co., Ltd.	202	24,484
Seegene, Inc.	297	27,191
Shinhan Financial Group Co., Ltd.	1,170	27,229
SK Hynix, Inc.	592	40,048
Soulbrain Co., Ltd.	367	18,888
		986,268
Taiwan | 12.1%
Accton Technology Corp.	6,000	31,828
Advantech Co., Ltd.	6,000	49,511
Asia Cement Corp.	21,000	27,365
Chicony Electronics Co., Ltd.	10,000	25,068
Feng TAY Enterprise Co., Ltd.	8,900	38,269
FLEXium Interconnect, Inc.	4,000	12,618
Globalwafers Co., Ltd.	4,000	44,273
International Games System Co., Ltd.	3,000	54,264
Micro-Star International Co., Ltd.	4,000	11,735
Sitronix Technology Corp.	3,000	11,502
Standard Foods Corp.	17,000	34,294
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	10,765	514,459
Description	Shares	Fair Value
United Integrated Services Co., Ltd.	2,000	$10,945
Yuanta Financial Holding Co., Ltd.	162,000	83,321
Zhen Ding Technology Holding, Ltd.	6,000	18,131
		967,583
Thailand | 1.8%
Advanced Info Service Public Co. Ltd. (‡)	10,300	63,085
Airports of Thailand Public Co., Ltd NVDR (‡)	12,400	19,176
CP ALL Public Co. Ltd. (‡)	21,000	39,034
PTT Exploration & Production Public Co. Ltd. (‡)	12,500	25,710
		147,005
Turkey | 1.5%
BIM Birlesik Magazalar AS	2,584	19,442
Haci Omer Sabanci Holding AS	9,844	10,964
Koza Altin Isletmeleri (*)	1,470	13,469
Turk Telekomunikasyon AS	22,575	22,392
Turkcell Iletisim Hizmetleri AS	16,795	31,367
Turkiye Garanti Bankasi AS ADR (*)	19,375	22,388
		120,022
United States | 0.3%
Yum China Holdings, Inc.	553	23,574
Total Common Stocks (Cost $8,350,523)		7,652,298
Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $205,375)	205,375	205,375
Total Investments | 98.4% (Cost $8,555,898)		$7,857,673
Cash and Other Assets in Excess of Liabilities | 1.6%		131,097
Net Assets | 100.0%		$7,988,770

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.3%
Brazil | 3.9%
Ambev SA ADR	80,770	$185,771
Banco BMG SA (*)	82,600	57,387
Banco do Brasil SA	94,157	505,386
CCR SA	201,630	455,172
Cia de Saneamento do Parana	47,100	216,188
Cielo SA Sponsored ADR	179,826	142,926
Iochpe Maxion SA	53,199	112,826
JSL SA	29,778	74,214
Log-in Logistica Intermodal SA (*)	52,500	144,079
Pagseguro Digital, Ltd., Class A (*)	25,812	498,946
Petrobras Distribuidora SA	61,000	182,081
		2,574,976
Brazil | 0.3%
Locaweb Servicos de Internet SA (*)	54,504	188,809
Canada | 1.0%
First Quantum Minerals, Ltd.	123,637	631,671
Chile | 0.1%
Geopark, Ltd.	10,661	75,373
China | 34.0%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	15,558	3,025,720
Anhui Conch Cement Co., Ltd., Class H	119,000	822,645
Ausnutria Dairy Corp., Ltd.	189,883	300,132
Baidu, Inc. Sponsored ADR (*)	6,103	615,121
China Construction Bank Corp., Class H	1,770,281	1,442,908
China Meidong Auto Holdings, Ltd.	156,000	243,018
China Merchants Bank Co., Ltd., Class H	184,500	828,292
China Mobile, Ltd. Sponsored ADR	27,567	1,038,449
China Shenhua Energy Co., Ltd., Class H	370,000	701,909
China State Construction International Holdings, Ltd.	1,266,249	931,855
China Tian Lun Gas Holdings, Ltd.	274,000	207,830
CNOOC, Ltd.	1,264,710	1,318,556
Huami Corp. ADR (*)	18,048	236,790
JNBY Design, Ltd.	148,000	128,831
Luye Pharma Group, Ltd.	379,000	184,108
NetEase, Inc. ADR	7,816	2,508,623
Ping An Insurance (Group) Co. of China, Ltd., Class H	211,500	2,068,926
Precision Tsugami China Corp., Ltd.	155,000	121,047
Sinopharm Group Co., Ltd., Class H	186,400	417,432
Tencent Holdings, Ltd.	48,362	2,358,207
Tianyun International Holdings, Ltd.	1,582,000	156,443
West China Cement, Ltd.	1,458,000	226,440
Description	Shares	Fair Value
Wuliangye Yibin Co., Ltd. Class A	72,900	$1,189,604
ZTO Express Cayman, Inc. ADR (*)	46,965	1,243,633
		22,316,519
Colombia | 1.0%
Bancolombia SA Sponsored ADR	27,627	689,570
Egypt | 1.4%
Commercial International Bank Egypt SAE GDR	141,020	510,958
Credit Agricole Egypt SAE	69,032	129,424
Dice Sport & Casual Wear (*)	3,100,096	162,122
Six of October Development & Investment	170,668	100,948
		903,452
Estonia | 0.1%
Tallinna Sadam AS	48,954	85,342
Georgia | 0.5%
Bank of Georgia Group PLC	16,825	192,740
TBC Bank Group PLC	12,688	114,626
		307,366
Greece | 0.7%
JUMBO SA	16,680	227,832
OPAP SA	28,032	215,497
		443,329
Hong Kong | 2.2%
China Water Affairs Group, Ltd.	396,000	296,220
NewOcean Energy Holdings, Ltd. (*)	496,000	73,522
Techtronic Industries Co., Ltd.	149,282	961,668
TK Group Holdings, Ltd.	308,000	105,628
		1,437,038
Hungary | 0.9%
OTP Bank Nyrt.	19,791	574,104
India | 8.7%
Axis Bank, Ltd.	154,908	764,233
Bajaj Auto, Ltd.	17,211	456,758
HCL Technologies, Ltd.	53,321	305,465
ICICI Bank, Ltd. Sponsored ADR	117,128	995,588
Infosys, Ltd. Sponsored ADR	42,290	347,201
Jubilant Life Sciences, Ltd.	73,383	239,073
Kiri Industries, Ltd.	29,310	104,788
Petronet LNG, Ltd.	76,241	199,711
Reliance Industries, Ltd.	70,493	1,037,582
Shriram Transport Finance Co., Ltd.	18,423	158,965
Tata Consultancy Services, Ltd.	32,224	772,213
The South Indian Bank, Ltd.	748,459	56,386
Uflex, Ltd.	47,212	86,358

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
UPL, Ltd.	51,754	$221,202
		5,745,523
Indonesia | 3.8%
PT Bank Mandiri (Persero) Tbk	1,930,500	552,103
PT Bank Pembangunan Daerah Jawa Timur Tbk	2,963,500	79,265
PT Bank Rakyat Indonesia (Persero) Tbk	5,415,804	995,901
PT Bekasi Fajar Industrial Estate Tbk	9,411,600	58,237
PT Erajaya Swasembada Tbk	968,200	54,995
PT Media Nusantara Citra Tbk	4,117,900	227,301
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	26,580	511,665
		2,479,467
Kenya | 0.2%
KCB Group, Ltd.	442,400	147,478
Kuwait | 0.3%
Human Soft Holding Co. KSC	22,392	167,699
Malaysia | 0.0%
Hibiscus Petroleum Berhad (*)	155,400	11,999
Mexico | 3.6%
America Movil SAB de CV, Class L Sponsored ADR	58,970	694,667
Credito Real SAB de CV	164,400	121,901
Grupo Aeroportuario del Centro Norte SAB de CV	35,800	120,986
Grupo Cementos de Chihuahua SAB de CV	65,400	192,843
Grupo Financiero Banorte SAB de CV, Class O	137,490	376,725
Grupo Mexico SAB de CV, Series B	236,801	436,618
Kimberly-Clark de Mexico SAB de CV, Series A	272,900	413,218
		2,356,958
Oman | 0.2%
Ooredoo	160,160	163,240
Pakistan | 0.2%
Bank Alfalah, Ltd.	739,500	140,295
Philippines | 0.6%
Alliance Global Group, Inc. (*)	903,500	123,484
Bloomberry Resorts Corp.	1,288,600	150,651
International Container Terminal Services, Inc.	97,150	141,852
		415,987
Poland | 0.2%
Eurocash SA	24,650	101,194
Description	Shares	Fair Value
Russia | 5.6%
Detsky Mir PJSC	242,280	$282,259
Gazprom PJSC Sponsored ADR	45,041	207,504
LUKOIL PJSC Sponsored ADR	9,823	581,129
Mobile TeleSystems PJSC Sponsored ADR	75,205	571,558
Sberbank of Russia PJSC	206,146	490,719
Sberbank of Russia PJSC Sponsored ADR	84,352	792,909
TCS Group Holding PLC GDR	14,610	168,096
Yandex NV Class A (*)	17,752	604,455
		3,698,629
South Africa | 0.5%
Standard Bank Group, Ltd.	62,114	355,179
South Korea | 15.6%
BGF retail Co., Ltd.	1,589	171,077
ELP Corp.	8,031	41,126
Eugene Technology Co., Ltd.	16,667	216,561
HS Industries Co., Ltd.	41,073	228,336
Hyundai Mobis Co., Ltd.	4,121	567,502
InBody Co., Ltd.	12,353	160,162
Innocean Worldwide, Inc.	5,633	241,130
KT&G Corp.	5,334	324,834
NCSoft Corp.	3,080	1,630,434
Nice Information & Telecommunication, Inc.	8,438	162,092
Samjin Pharmaceutical Co., Ltd.	4,746	86,555
Samsung Electronics Co., Ltd.	97,189	3,777,164
SFA Engineering Corp.	9,430	238,716
Shinhan Financial Group Co., Ltd.	22,882	532,519
SK Hynix, Inc.	24,668	1,668,744
Tokai Carbon Korea Co., Ltd.	4,609	231,320
		10,278,272
Taiwan | 9.2%
Airtac International Group	58,000	850,351
Bizlink Holding, Inc.	41,000	218,570
Fusheng Precision Co., Ltd.	32,000	164,571
Hon Hai Precision Industry Co., Ltd.	198,136	458,068
Largan Precision Co., Ltd.	3,614	449,274
Lotes Co., Ltd.	30,000	267,764
MediaTek, Inc.	47,000	500,597
Nien Made Enterprise Co., Ltd.	28,380	167,069
Powertech Technology, Inc.	78,000	218,442
Sercomm Corp.	23,000	47,771
Silicon Motion Technology Corp. ADR	28,694	1,051,922
Taiwan Semiconductor Manufacturing Co., Ltd.	150,720	1,345,329
Tripod Technology Corp.	63,000	194,455

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
TSC Auto ID Technology Co., Ltd.	18,700	$106,691
		6,040,874
Turkey | 0.7%
KOC Holding AS ADR	46,422	458,649
Ukraine | 0.2%
Kernel Holding SA	15,235	121,421
United Kingdom | 0.6%
Unilever NV	7,412	365,189
Total Common Stocks
(Cost $78,128,308)		63,275,602
Preferred Stocks | 0.9%
Brazil | 0.9%
Banco Bradesco SA ADR (Cost $1,168,869)	140,486	570,373
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,557,252)	1,557,252	1,557,252
Total Investments | 99.6% (Cost $80,854,429)		$65,403,227
Cash and Other Assets in Excess of Liabilities | 0.4%		257,634
Net Assets | 100.0%		$65,660,861

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 94.2%
Brazil | 5.5%
Ambev SA ADR	9,540,061	$21,942,140
Banco do Brasil SA	17,463,526	93,735,252
BB Seguridade Participacoes SA	13,163,200	62,952,122
CCR SA	27,128,545	61,241,668
Cielo SA	26,195,719	22,383,902
IRB Brasil Resseguros S/A	6,140,400	11,439,170
		273,694,254
China | 25.4%
AAC Technologies Holdings, Inc.	9,003,165	46,396,804
Anhui Conch Cement Co., Ltd., Class H	16,404,451	113,403,721
Baidu, Inc. Sponsored ADR (*)	587,494	59,213,520
China Construction Bank Corp., Class H	300,423,224	244,866,889
China Merchants Bank Co., Ltd., Class H	20,813,500	93,439,829
China Mobile, Ltd. Sponsored ADR	4,868,745	183,405,624
China Shenhua Energy Co., Ltd., Class H	22,984,610	43,602,986
CNOOC, Ltd.	93,406,532	97,383,383
ENN Energy Holdings, Ltd.	4,432,700	42,629,276
Hengan International Group Co., Ltd.	10,006,000	75,033,068
NetEase, Inc. ADR	301,764	96,854,174
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,748,500	36,668,418
Sinopharm Group Co., Ltd., Class H	17,090,814	38,273,885
Weichai Power Co., Ltd., Class H	60,928,288	97,512,987
		1,268,684,564
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	16,935,463	61,362,297
Hong Kong | 1.3%
ASM Pacific Technology, Ltd.	6,962,200	64,959,380
Hungary | 1.8%
OTP Bank Nyrt.	3,033,937	88,009,397
India | 10.6%
Axis Bank, Ltd.	8,851,234	43,667,266
Bajaj Auto, Ltd.	1,365,904	36,249,355
Bharat Petroleum Corp., Ltd.	6,309,100	26,426,105
Bharti Infratel, Ltd.	16,525,086	34,614,828
Coal India, Ltd.	18,392,730	33,672,252
HCL Technologies, Ltd.	12,847,473	73,600,479
Hero MotoCorp, Ltd.	2,049,149	42,884,472
Infosys, Ltd. Sponsored ADR	8,281,327	67,989,695
Oil and Natural Gas Corp., Ltd.	37,924,024	34,231,133
Tata Consultancy Services, Ltd.	3,950,111	94,660,072
Description	Shares	Fair Value
UPL, Ltd.	9,260,093	$39,578,616
		527,574,273
Indonesia | 3.6%
PT Astra International Tbk	160,692,300	38,348,044
PT Bank Mandiri (Persero) Tbk	243,095,942	69,522,913
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	3,762,010	72,418,692
		180,289,649
Luxembourg | 0.6%
Ternium SA Sponsored ADR	2,471,644	29,412,563
Malaysia | 0.3%
British American Tobacco Malaysia Berhad	5,456,600	12,907,105
Mexico | 4.1%
America Movil SAB de CV, Class L Sponsored ADR	9,719,485	114,495,533
Grupo Mexico SAB de CV, Series B	27,975,514	51,581,789
Kimberly-Clark de Mexico SAB de CV, Series A	26,041,956	39,432,061
		205,509,383
Pakistan | 0.5%
Habib Bank, Ltd.	17,270,589	10,638,860
Pakistan Petroleum, Ltd.	38,828,316	16,895,538
		27,534,398
Portugal | 0.8%
Galp Energia SGPS SA	3,437,842	39,250,758
Russia | 8.1%
ALROSA PAO (*), (‡)	75,146,860	61,129,791
Gazprom PJSC Sponsored ADR	8,776,044	40,431,314
LUKOIL PJSC Sponsored ADR	1,191,598	71,018,073
Magnit PJSC Sponsored GDR	4,357,063	38,817,301
Mobile TeleSystems PJSC Sponsored ADR	8,951,443	68,030,967
Sberbank of Russia PJSC (‡)	53,484,874	127,317,694
		406,745,140
South Africa | 5.7%
Life Healthcare Group Holdings, Ltd.	31,417,051	32,385,372
Mondi PLC	2,548,121	43,463,521
Nedbank Group, Ltd.	3,389,150	15,635,219
Sanlam, Ltd.	10,763,472	30,702,271
Shoprite Holdings, Ltd.	6,639,380	46,307,917
Standard Bank Group, Ltd.	5,127,367	29,319,216
The Bidvest Group, Ltd.	4,095,356	33,401,519
Vodacom Group, Ltd.	8,118,902	53,289,463
		284,504,498
South Korea | 14.6%
Coway Co Ltd.	1,002,180	47,271,635

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Hyundai Mobis Co., Ltd.	458,429	$63,130,192
KB Financial Group, Inc.	2,724,832	76,028,384
KT&G Corp.	701,246	42,705,019
Samsung Electronics Co., Ltd.	5,610,087	218,031,043
Shinhan Financial Group Co., Ltd.	3,465,630	80,653,497
SK Hynix, Inc.	2,959,610	200,212,111
		728,031,881
Taiwan | 4.9%
Catcher Technology Co., Ltd.	5,901,000	37,523,396
Hon Hai Precision Industry Co., Ltd.	30,764,425	71,123,902
Novatek Microelectronics Corp., Ltd.	1,231,000	7,002,759
Taiwan Semiconductor Manufacturing Co., Ltd.	14,631,913	130,604,650
		246,254,707
Thailand | 1.4%
Kasikornbank Public Co. Ltd. (‡)	12,557,654	35,003,266
The Siam Cement Public Co. Ltd. (‡)	3,632,400	35,861,891
		70,865,157
Turkey | 2.0%
KOC Holding AS	23,999,000	48,660,163
Tupras Turkiye Petrol Rafinerileri AS (*)	4,657,799	52,417,465
		101,077,628
United Kingdom | 1.8%
Anglo American PLC	1,190,725	20,807,066
Unilever NV	1,443,434	71,117,961
		91,925,027
Total Common Stocks
(Cost $5,773,242,733)		4,708,592,059
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $167,670,775)	167,670,775	167,670,775
Total Investments | 97.6% (Cost $5,940,913,508)		$4,876,262,834
Cash and Other Assets in Excess of Liabilities | 2.4%		119,474,385
Net Assets | 100.0%		$4,995,737,219

Description	Shares	Fairs Value
Lazard Equity Franchise Portfolio
Common Stocks | 98.8%
Belgium | 2.8%
Anheuser-Busch InBev SA/NV	18,893	$839,006
France | 2.0%
Bureau Veritas SA	31,697	602,484
Germany | 6.3%
Fresenius Medical Care AG & Co. KGaA	28,135	1,876,704
Italy | 2.0%
Atlantia SpA	46,132	578,254
Luxembourg | 5.7%
SES SA	289,244	1,701,855
Spain | 4.4%
Ferrovial SA	53,804	1,291,994
United States | 75.6%
Alphabet, Inc., Class C (*)	258	300,005
Booking Holdings, Inc. (*)	942	1,267,291
Cisco Systems, Inc.	30,522	1,199,820
Cognizant Technology Solutions Corp., Class A	31,683	1,472,309
CSX Corp.	15,519	889,239
CVS Health Corp.	21,098	1,251,744
H&R Block, Inc.	113,237	1,594,377
Henry Schein, Inc. (*)	20,058	1,013,330
International Game Technology PLC	208,049	1,237,892
IPG Photonics Corp. (*)	7,106	783,650
Lowe’s Cos., Inc.	11,126	957,392
MEDNAX, Inc. (*)	87,135	1,014,251
Medtronic PLC	10,703	965,197
Nielsen Holdings PLC	113,433	1,422,450
Norfolk Southern Corp.	6,142	896,732
Omnicom Group, Inc.	21,971	1,206,208
Oracle Corp.	23,969	1,158,422
Stericycle, Inc. (*)	35,694	1,734,014
Tapestry, Inc.	83,578	1,082,335
Union Pacific Corp.	6,683	942,570
		22,389,228
Total Common Stocks
(Cost $39,293,226)		29,279,525
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $495,915)	495,915	495,915
Description	Fair Value
Total Investments | 100.5% (Cost $39,789,141)	$29,775,440
Liabilities in Excess of Cash and Other Assets | (0.5)%	(140,775)
Net Assets | 100.0%	$29,634,665

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 94.5%
Canada | 4.0%
CAE, Inc.	20,269	$256,225
Canadian National Railway Co.	5,534	432,677
Dollarama, Inc.	15,830	439,141
National Bank of Canada	13,084	505,677
		1,633,720
China | 3.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	2,151	418,326
Tencent Holdings, Ltd.	17,923	873,954
		1,292,280
Germany | 3.1%
Merck KGaA	3,104	321,861
Symrise AG	5,658	535,844
Teamviewer AG (*)	10,639	425,718
		1,283,423
Hong Kong | 4.0%
AIA Group, Ltd.	83,983	755,536
China Gas Holdings, Ltd.	121,200	420,319
Hang Seng Bank, Ltd.	27,521	468,922
		1,644,777
Israel | 1.1%
Bank Leumi Le-Israel BM	81,380	449,961
Japan | 3.2%
Kansai Paint Co., Ltd.	18,067	344,504
Nintendo Co., Ltd.	1,400	539,971
Yamaha Corp.	11,064	431,293
		1,315,768
Netherlands | 3.9%
NXP Semiconductors NV	4,410	365,721
Wolters Kluwer NV	17,154	1,219,646
		1,585,367
South Africa | 0.9%
Distell Group Holdings, Ltd.	46,539	202,606
Sanlam, Ltd.	54,821	156,374
		358,980
South Korea | 1.2%
LG Household & Health Care, Ltd.	520	475,687
Sweden | 3.1%
Assa Abloy AB, Class B	15,877	300,154
Epiroc AB, Class A	53,941	534,739
Description	Shares	Fair Value
Hexagon AB, B Shares	9,708	$414,081
		1,248,974
Switzerland | 4.3%
ABB, Ltd.	26,239	461,349
Alcon, Inc. (*)	5,012	255,772
Novartis AG	7,386	610,416
Partners Group Holding AG	636	439,909
		1,767,446
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	11,591	553,934
United Kingdom | 12.7%
Bunzl PLC	11,802	237,963
Coca-Cola European Partners PLC	12,564	471,527
Compass Group PLC	26,271	410,474
Diageo PLC	25,898	829,479
Prudential PLC	33,396	426,301
RELX PLC	38,203	822,148
Tesco PLC	311,283	881,479
Unilever PLC	21,824	1,101,753
		5,181,124
United States | 48.4%
Accenture PLC, Class A	4,986	814,014
Alphabet, Inc., Class A (*)	935	1,086,423
AmerisourceBergen Corp.	7,566	669,591
Aon PLC	6,289	1,037,937
Boston Scientific Corp. (*)	17,248	562,802
Cisco Systems, Inc.	11,777	462,954
Dollar General Corp.	3,937	594,526
Honeywell International, Inc.	2,490	333,137
Intercontinental Exchange, Inc.	10,087	814,525
IQVIA Holdings, Inc. (*)	7,983	861,046
Johnson & Johnson	7,647	1,002,751
Kimberly-Clark Corp.	4,640	593,317
Lowe’s Cos., Inc.	4,033	347,040
McDonald’s Corp.	4,037	667,518
Microsoft Corp.	8,079	1,274,139
Motorola Solutions, Inc.	5,484	728,933
Palo Alto Networks, Inc. (*)	2,060	337,758
PTC, Inc. (*)	11,220	686,776
Rockwell Automation, Inc.	2,679	404,288
S&P Global, Inc.	2,663	652,568
Texas Instruments, Inc.	5,686	568,202
The Coca-Cola Co.	22,367	989,740
The Procter & Gamble Co.	6,580	723,800
Thermo Fisher Scientific, Inc.	4,711	1,336,040

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Visa, Inc., Class A	5,950	$958,664
Zoetis, Inc.	10,050	1,182,785
		19,691,274
Total Common Stocks (Cost $35,033,170)		38,482,715
Short-Term Investments | 12.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $5,223,824)	5,223,824	5,223,824
Total Investments | 107.3% (Cost $40,256,994)		$43,706,539
Liabilities in Excess of Cash and Other Assets | (7.3)%		(2,981,292)
Net Assets | 100.0%		$40,725,247

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 84.0%
Australia | 5.1%
Atlas Arteria, Ltd.	37,177,377	$129,503,297
Spark Infrastructure Group	79,102,106	94,324,870
Transurban Group	15,298,013	112,543,158
		336,371,325
Canada | 0.8%
Atco, Ltd., Class I	1,898,489	52,571,674
France | 6.3%
Eutelsat Communications SA	10,630,687	111,313,277
Vinci SA	3,633,263	300,634,590
		411,947,867
Germany | 1.8%
Fraport AG (*)	2,836,854	115,138,653
Hong Kong | 3.9%
Power Assets Holdings, Ltd.	42,666,965	254,189,093
Italy | 20.9%
ASTM SpA	3,980,113	69,916,962
Atlantia SpA (*)	24,399,787	305,845,570
Hera SpA	47,768,401	171,573,508
Italgas SpA	34,072,945	186,768,761
Snam SpA	69,134,050	319,304,640
Terna Rete Elettrica Nazionale SpA	49,449,201	313,360,610
		1,366,770,051
Luxembourg | 1.7%
SES SA	18,585,080	109,350,928
Portugal | 0.8%
Redes Energeticas Nacionais SGPS SA	21,468,951	54,827,809
Spain | 5.1%
Ferrovial SA	13,971,603	335,499,793
United Kingdom | 18.1%
National Grid PLC	40,128,491	470,325,784
Pennon Group PLC	19,796,718	268,292,141
Severn Trent PLC	5,472,288	154,342,892
United Utilities Group PLC	26,286,149	293,530,285
		1,186,491,102
United States | 19.5%
CSX Corp.	5,189,411	297,353,250
Kansas City Southern	1,152,848	146,619,209
Norfolk Southern Corp.	3,321,390	484,922,940
Southwest Gas Holdings, Inc. (*)	493,949	34,359,092
Description	Shares	Fair Value
Union Pacific Corp.	2,236,036	$315,370,518
		1,278,625,009
Total Common Stocks (Cost $6,359,541,320)		5,501,783,304
Short-Term Investments | 18.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,187,011,922)	1,187,011,922	1,187,011,922
Total Investments | 102.1% (Cost $7,546,553,242) (»)		$6,688,795,226
Liabilities in Excess of Cash and Other Assets | (2.1)%		(137,348,689)
Net Assets | 100.0%		$6,551,446,537

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2020:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	52,525,845	USD	31,510,570	SSB	04/28/20	$802,719	$—
CAD	15,936,011	USD	11,068,980	BNP	04/28/20	258,654	—
CAD	4,830,940	USD	3,415,999	HSB	04/28/20	17,929	—
GBP	42,684,448	USD	49,595,914	HSB	04/28/20	3,451,796	—
GBP	42,616,891	USD	51,711,336	RBC	04/28/20	1,252,415	—
HKD	262,422,691	USD	33,795,495	HSB	04/28/20	49,750	—
HKD	221,013,333	USD	28,487,877	SSB	04/28/20	16,710	—
USD	56,589,313	AUD	96,207,736	BNP	04/28/20	—	2,596,566
USD	19,433,134	AUD	32,957,067	CIT	04/28/20	—	841,670
USD	81,512,541	AUD	135,277,053	CIT	04/28/20	—	1,708,328
USD	30,302,888	AUD	49,765,465	HSB	04/28/20	—	312,247
USD	33,747,655	AUD	57,387,139	HSB	04/28/20	—	1,556,245
USD	53,824,162	AUD	91,242,858	SCB	04/28/20	—	2,307,383
USD	71,956,717	AUD	122,165,527	SSB	04/28/20	—	3,198,094
USD	16,808,329	CAD	23,872,869	BNP	04/28/20	—	160,982
USD	18,088,093	CAD	25,694,498	HSB	04/28/20	—	176,068
USD	2,242,196	CAD	3,195,269	RBC	04/28/20	—	29,064
USD	5,524,726	CAD	7,845,801	RBC	04/28/20	—	52,226
USD	19,271,294	CAD	27,361,383	SCB	04/28/20	—	177,722
USD	342,546,318	EUR	311,045,214	BNP	04/28/20	—	843,118
USD	330,331,545	EUR	299,974,160	CAN	04/28/20	—	835,607
USD	393,557,592	EUR	357,965,120	CIT	04/28/20	—	1,630,745
USD	116,672,869	EUR	106,148,268	HSB	04/28/20	—	513,290
USD	152,281,207	EUR	138,383,366	HSB	04/28/20	—	492,036
USD	400,558,887	EUR	363,977,344	MEL	04/28/20	—	1,266,858
USD	371,525,484	EUR	337,195,600	RBC	04/28/20	—	733,602
USD	202,193,363	EUR	183,833,874	SSB	04/28/20	—	756,586
USD	303,704,676	GBP	257,409,566	CAN	04/28/20	—	16,200,781
USD	315,303,408	GBP	267,244,779	HSB	04/28/20	—	16,825,132
USD	345,648,997	GBP	293,022,208	RBC	04/28/20	—	18,515,416
USD	244,094,633	GBP	206,908,079	SSB	04/28/20	—	13,048,194
USD	85,574,742	HKD	664,462,197	BNP	04/28/20	—	122,442
USD	115,057,732	HKD	893,480,815	HSB	04/28/20	—	176,498
USD	102,606,242	HKD	796,737,469	SSB	04/28/20	—	150,781
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$5,849,973	$85,227,681

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 94.3%
Canada | 3.2%
CAE, Inc.	1,568	$19,821
TMX Group, Ltd.	429	31,938
Toromont Industries, Ltd.	812	35,572
		87,331
China | 3.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	296	57,566
Tencent Holdings, Ltd.	900	43,885
		101,451
Denmark | 1.5%
Genmab A/S (*)	200	40,596
France | 3.4%
Eurazeo SE	384	17,375
Safran SA	254	22,326
Vivendi SA	2,449	52,547
		92,248
Germany | 3.0%
Beiersdorf AG	332	33,782
Infineon Technologies AG	1,150	17,225
Teamviewer AG (*)	785	31,412
		82,419
Hong Kong | 2.0%
AIA Group, Ltd.	6,000	53,978
India | 1.0%
HDFC Bank, Ltd. ADR	731	28,114
Israel | 1.3%
Bank Leumi Le-Israel BM	6,183	34,187
Italy | 1.6%
Enel SpA	6,040	42,041
Japan | 3.2%
Digital Garage, Inc.	900	28,716
Nintendo Co., Ltd.	100	38,569
Suzuki Motor Corp.	600	14,357
TechnoPro Holdings, Inc.	100	4,644
		86,286
Netherlands | 2.3%
ASML Holding NV	75	19,932
Koninklijke DSM NV	366	41,590
		61,522
New Zealand | 0.4%
Mainfreight, Ltd.	513	10,576
Description	Shares	Fair Value
Portugal | 2.2%
Energias de Portugal SA	14,905	$59,892
Spain | 1.1%
Siemens Gamesa Renewable Energy SA	1,951	29,356
Switzerland | 3.6%
Novartis AG	703	58,099
Partners Group Holding AG	57	39,426
		97,525
United Kingdom | 9.5%
Coca-Cola European Partners PLC	893	34,031
Diageo PLC	885	28,345
Informa PLC	4,166	23,105
Linde PLC (*)	159	28,691
RELX PLC	2,477	53,306
Rentokil Initial PLC	2,922	14,024
Rio Tinto PLC	479	21,987
Tesco PLC	18,714	52,994
		256,483
United States | 51.2%
Accenture PLC, Class A	240	39,182
Adobe, Inc. (*)	184	58,556
Alphabet, Inc., Class A (*)	106	123,167
Aon PLC	406	67,006
Bank of America Corp.	1,781	37,811
Baxter International, Inc.	559	45,385
Danaher Corp.	358	49,551
Dollar General Corp.	312	47,115
Electronic Arts, Inc. (*)	612	61,304
Fidelity National Information Services, Inc.	217	26,396
Intercontinental Exchange, Inc.	1,108	89,471
IPG Photonics Corp. (*)	122	13,454
IQVIA Holdings, Inc. (*)	567	61,157
MasterCard, Inc., Class A	108	26,088
Medtronic PLC	565	50,952
Microsoft Corp.	784	123,645
Palo Alto Networks, Inc. (*)	226	37,055
QIAGEN NV (*)	1,508	61,198
Raytheon Co.	290	38,033
S&P Global, Inc.	308	75,475
Starbucks Corp.	309	20,314
Synopsys, Inc. (*)	224	28,849
The Coca-Cola Co.	1,496	66,198
The Progressive Corp.	769	56,783
UnitedHealth Group, Inc.	168	41,896

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Visa, Inc., Class A	243	$39,152
		1,385,193
Total Common Stocks (Cost $2,420,438)		2,549,198
Short-Term Investments | 5.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $149,883)	149,883	149,883
Total Investments | 99.8% (Cost $2,570,321)		$2,699,081
Cash and Other Assets in Excess of Liabilities | 0.2%		6,201
Net Assets | 100.0%		$2,705,282

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.0%
Australia | 6.3%
AGL Energy, Ltd.	750	$8,032
Aristocrat Leisure, Ltd.	625	8,087
ASX, Ltd.	127	6,125
BHP Group, Ltd.	370	6,727
CIMIC Group, Ltd.	285	4,059
CSL, Ltd.	142	25,759
Fortescue Metals Group, Ltd.	3,971	24,254
IDP Education, Ltd. (**)	353	2,510
Inghams Group, Ltd.	1,021	2,054
Magellan Financial Group, Ltd.	626	16,519
Regis Resources, Ltd.	750	1,677
Santos, Ltd.	3,613	7,832
Saracen Mineral Holdings, Ltd. (*)	2,767	6,232
Technology One, Ltd.	765	3,827
		123,694
Austria | 0.2%
OMV AG	64	1,769
Raiffeisen Bank International AG	96	1,409
		3,178
Belgium | 0.8%
Galapagos NV (*)	31	6,188
Proximus SADP	166	3,810
Warehouses De Pauw CVA	231	6,642
		16,640
China | 0.0%
China Sunsine Chemical Holdings, Ltd.	200	42
Denmark | 4.8%
Coloplast A/S, Class B	229	33,318
H. Lundbeck A/S	58	1,726
Novo Nordisk A/S, Class B	982	59,236
		94,280
Finland | 0.1%
Fortum Oyj	74	1,088
France | 8.8%
BNP Paribas SA	229	6,903
Cie de Saint-Gobain	519	12,619
Elis SA	125	1,186
Faurecia SE	192	5,747
Hermes International	23	15,885
L’Oreal SA	90	23,624
La Francaise des Jeux SAEM (*)	109	2,720
Legrand SA	112	7,197
Orange SA	746	9,249
Description	Shares	Fair Value
Peugeot SA	867	$11,559
Schneider Electric SE	471	40,552
Total SA	935	36,259
		173,500
Germany | 4.4%
Adidas AG	19	4,371
Allianz SE	274	47,232
Continental AG	28	2,048
HUGO BOSS AG	232	5,969
MTU Aero Engines AG	63	9,230
SAP SE	72	8,269
Schaeffler AG (Preference Shares)	713	4,387
Siemens Healthineers AG	141	5,595
		87,101
Hong Kong | 3.9%
CK Hutchison Holdings, Ltd.	1,000	6,706
Comba Telecom Systems Holdings, Ltd.	10,000	3,997
Jardine Matheson Holdings, Ltd.	101	5,052
Kerry Properties, Ltd.	1,500	3,939
Sands China, Ltd.	4,800	17,469
VTech Holdings, Ltd.	500	3,607
WH Group, Ltd.	33,500	31,109
Xinyi Glass Holdings, Ltd.	4,000	4,557
		76,436
Ireland | 0.1%
Bank of Ireland Group PLC	632	1,194
Fly Leasing, Ltd. ADR (*)	240	1,690
		2,884
Israel | 0.0%
Plus500, Ltd.	58	778
Italy | 3.1%
Banca Generali SpA	78	1,636
Enel SpA	5,354	37,266
Ferrari NV	63	9,835
Poste Italiane SpA	1,395	11,817
		60,554
Japan | 27.3%
Advantest Corp.	300	12,031
Asahi Group Holdings, Ltd.	400	12,988
Brother Industries, Ltd.	300	4,586
Chubu Electric Power Co., Inc.	500	7,049
Chugai Pharmaceutical Co., Ltd.	100	11,575
Daito Trust Construction Co., Ltd. Sponsored ADR	348	8,011
Daiwa House Industry Co., Ltd.	1,600	39,627
Daiwa Office Investment Corp. REIT	1	5,527

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Dip Corp.	100	$1,609
East Japan Railway Co. ADR	2,054	25,901
FUJIFILM Holdings Corp.	300	15,058
Fukuoka Financial Group, Inc.	600	7,944
Hamamatsu Photonics KK	200	8,186
Japan Post Holdings Co., Ltd.	3,600	28,204
KDDI Corp.	400	11,823
Kureha Corp.	100	4,072
Mitsubishi Heavy Industries, Ltd.	1,123	28,403
Mitsubishi UFJ Financial Group, Inc.	3,500	13,057
Nikkiso Co., Ltd.	200	1,489
Nintendo Co., Ltd. ADR	288	13,905
Nitto Denko Corp.	100	4,464
Nomura Real Estate Holdings, Inc.	100	1,622
NTT DOCOMO, Inc.	1,918	60,293
Open House Co., Ltd.	200	4,114
Oracle Corp. Japan	100	8,730
ORIX Corp.	1,600	19,241
Otsuka Corp.	200	8,557
Rengo Co., Ltd.	500	3,902
Seven & I Holdings Co., Ltd.	900	29,720
Shin-Etsu Chemical Co., Ltd.	333	33,003
Showa Denko KK	300	6,203
Sumitomo Mitsui Financial Group, Inc.	400	9,719
Sumitomo Mitsui Trust Holdings, Inc.	200	5,778
Sumitomo Realty & Development Co., Ltd.	200	4,875
The Dai-ichi Life Insurance Co., Ltd.	2,300	27,525
The Gunma Bank, Ltd.	1,000	3,037
The Kansai Electric Power Co., Inc.	900	10,039
The Shizuoka Bank, Ltd.	300	1,825
Tokio Marine Holdings, Inc.	100	4,586
Tokyo Electron, Ltd.	100	18,804
Tokyu Construction Co., Ltd.	400	2,107
West Japan Railway Co.	100	6,848
		536,037
Luxembourg | 0.1%
ArcelorMittal SA	130	1,232
Macau | 0.1%
Wynn Macau, Ltd.	1,200	1,815
Netherlands | 3.9%
ASM International NV	54	5,403
ASML Holding NV	29	7,707
EXOR NV	160	8,242
Koninklijke Ahold Delhaize NV	558	13,059
NN Group NV	240	6,482
Description	Shares	Fair Value
Royal Dutch Shell PLC, A Shares	408	$7,140
Signify NV	80	1,554
Wolters Kluwer NV	376	26,733
		76,320
Norway | 0.5%
Aker BP ASA	271	3,451
Telenor ASA	393	5,759
		9,210
Russia | 0.1%
Evraz PLC	682	1,946
Singapore | 1.1%
DBS Group Holdings, Ltd.	700	9,153
Jardine Cycle & Carriage, Ltd.	200	2,770
United Overseas Bank, Ltd.	300	4,108
UOL Group, Ltd.	1,100	5,065
		21,096
South Africa | 0.1%
Investec PLC	673	1,265
Spain | 3.0%
Amadeus IT Group SA	127	6,023
Iberdrola SA	3,521	34,766
Industria de Diseno Textil SA	703	18,251
		59,040
Sweden | 4.0%
Axfood AB	286	5,834
Essity AB, Class B	292	9,032
Evolution Gaming Group AB	241	8,206
Hennes & Mauritz AB, B Shares	298	3,834
Skandinaviska Enskilda Banken AB, Class A	1,589	10,749
SKF AB, Class B	1,039	14,295
Swedish Match AB	268	15,330
Volvo AB, Class B	968	11,640
		78,920
Switzerland | 11.0%
Credit Suisse Group AG	685	5,656
Nestle SA	378	38,960
Novartis AG	878	72,562
Partners Group Holding AG	17	11,759
Roche Holding AG	245	79,653
STMicroelectronics NV	309	6,725
		215,315
United Kingdom | 14.7%
Anglo American PLC	615	10,747
Associated British Foods PLC	866	19,436

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
AstraZeneca PLC	77	$6,878
Auto Trader Group PLC	1,573	8,549
Barclays PLC	12,148	14,115
Compass Group PLC	369	5,765
Dialog Semiconductor PLC (*)	71	1,922
Dunelm Group PLC	267	2,336
Endava PLC Sponsored ADR (*)	100	3,516
Fiat Chrysler Automobiles NV	470	3,387
Games Workshop Group PLC	141	7,563
GlaxoSmithKline PLC	558	10,467
Howden Joinery Group PLC	1,121	7,101
HSBC Holdings PLC	839	4,725
Imperial Brands PLC	1,362	25,246
JD Sports Fashion PLC	956	5,502
Lloyds Banking Group PLC	22,823	9,000
Melrose Industries PLC	5,035	5,686
National Grid PLC	633	7,419
Ninety One PLC (*)	337	723
RELX PLC	328	7,031
Rio Tinto PLC	166	7,620
Royal Bank of Scotland Group PLC	4,568	6,372
Softcat PLC	190	2,442
Spectris PLC	53	1,618
Spirent Communications PLC	143	369
SSE PLC	599	9,667
Standard Chartered PLC	921	5,076
Tate & Lyle PLC	1,196	9,713
Taylor Wimpey PLC	1,059	1,539
Unilever NV	1,201	59,173
Vistry Group PLC	721	5,145
Vodafone Group PLC	8,490	11,860
		287,708
United States | 0.6%
Ferguson PLC	185	11,568
Total Common Stocks (Cost $2,220,181)		1,941,647
Preferred Stocks | 0.4%
Germany | 0.4%
Porsche Automobil Holding SE	128	5,530
Volkswagen AG	27	3,217
Total Preferred Stocks (Cost $14,136)		8,747
Description	Shares	Fair Value
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $11,655)	11,655	$11,655
Total Investments | 100.0% (Cost $2,245,972)		$1,962,049
Liabilities in Excess of Cash and Other Assets | 0.0%		(503)
Net Assets | 100.0%		$1,961,546

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 93.2%
Brazil | 0.8%
IRB Brasil Resseguros S/A	293,400	$546,585
Canada | 2.9%
Suncor Energy, Inc.	122,014	1,947,299
China | 9.1%
Ping An Insurance (Group) Co. of China, Ltd., Class H	354,500	3,467,775
Tencent Holdings, Ltd.	55,918	2,726,649
		6,194,424
France | 14.8%
Engie SA	240,484	2,487,599
Safran SA	39,128	3,439,195
Sanofi	47,170	4,152,883
		10,079,677
Germany | 17.0%
Beiersdorf AG	30,156	3,068,476
SAP SE	34,020	3,907,303
Vonovia SE	93,370	4,602,321
		11,578,100
India | 2.7%
Reliance Industries, Ltd. GDR	60,200	1,854,160
Ireland | 1.8%
Ryanair Holdings PLC Sponsored ADR (*)	22,623	1,201,055
Japan | 8.5%
Digital Garage, Inc.	56,500	1,802,708
Hitachi, Ltd.	135,700	3,950,205
		5,752,913
Luxembourg | 2.4%
ArcelorMittal SA	169,147	1,603,001
Mexico | 6.5%
Arca Continental SAB de CV	1,096,496	4,419,264
Norway | 2.0%
Mowi ASA	90,353	1,377,196
South Korea | 3.2%
Samsung Electronics Co., Ltd.	55,527	2,158,008
Switzerland | 6.4%
ABB, Ltd.	125,479	2,206,241
Novartis AG	25,974	2,146,622
		4,352,863
United Kingdom | 7.4%
Compass Group PLC	157,398	2,459,283
Description	Shares	Fair Value
Prudential PLC	198,891	$2,538,850
		4,998,133
United States | 7.7%
Aon PLC	11,561	1,908,027
Medtronic PLC	19,537	1,761,847
Samsonite International SA	1,662,903	1,572,391
		5,242,265
Total Common Stocks (Cost $79,258,157)		63,304,943
Preferred Stocks | 4.4%
Germany | 4.4%
Volkswagen AG (Cost $4,312,334)	24,706	2,943,577
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,698,361)	1,698,361	1,698,361
Total Investments | 100.1% (Cost $85,268,852)		$67,946,881
Liabilities in Excess of Cash and Other Assets | (0.1)%		(34,490)
Net Assets | 100.0%		$67,912,391

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.2%
Australia | 1.1%
BHP Group PLC	1,646,278	$25,462,896
Canada | 3.7%
Canadian National Railway Co.	350,910	27,435,961
Suncor Energy, Inc.	2,069,810	33,033,420
TMX Group, Ltd.	317,380	23,628,155
		84,097,536
China | 2.5%
ENN Energy Holdings, Ltd.	1,941,300	18,669,482
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,018,500	39,309,600
		57,979,082
Denmark | 2.3%
Carlsberg A/S, Class B	302,836	34,376,771
Vestas Wind Systems A/S	210,586	17,142,230
		51,519,001
Finland | 2.2%
Nordea Bank Abp	4,252,196	24,003,168
Sampo Oyj, A Shares	858,096	25,099,001
		49,102,169
France | 13.4%
Air Liquide SA	350,471	44,922,301
BNP Paribas SA	513,743	15,486,894
Engie SA	4,469,956	46,237,836
Safran SA	455,275	40,016,847
Sanofi	813,933	71,659,286
Vinci SA	310,371	25,681,669
Vivendi SA	2,821,496	60,539,799
		304,544,632
Germany | 7.4%
Fresenius Medical Care AG & Co. KGaA	390,586	26,053,471
Infineon Technologies AG	1,329,960	19,920,982
Merck KGaA	163,229	16,925,619
SAP SE	705,955	81,081,126
Vonovia SE	509,167	25,097,465
		169,078,663
Hong Kong | 0.5%
ESR Cayman, Ltd. (*)	5,119,600	11,009,825
Indonesia | 0.3%
PT Bank Mandiri (Persero) Tbk	25,773,400	7,370,925
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	470,679	24,988,348
Description	Shares	Fair Value
Israel | 1.1%
Bank Leumi Le-Israel BM	4,677,532	$25,862,714
Italy | 2.2%
Enel SpA §	7,199,309	50,110,208
Japan | 14.9%
Asahi Group Holdings, Ltd.	618,900	20,095,020
Daiwa House Industry Co., Ltd.	1,620,181	40,126,810
Hitachi, Ltd.	1,464,300	42,625,533
Kao Corp.	549,480	44,990,920
Makita Corp.	970,300	29,751,474
Nexon Co., Ltd.	2,702,300	44,200,698
Nintendo Co., Ltd.	136,100	52,492,931
Sumitomo Mitsui Financial Group, Inc.	1,243,300	30,208,846
Suzuki Motor Corp.	618,500	14,799,401
Yamaha Corp.	545,400	21,260,589
		340,552,222
Luxembourg | 0.7%
ArcelorMittal SA	1,626,263	15,412,044
Mexico | 0.6%
Arca Continental SAB de CV	3,550,112	14,308,197
Netherlands | 3.8%
ABN AMRO Group NV	1,548,738	12,713,051
Koninklijke DSM NV	377,281	42,871,998
Wolters Kluwer NV	447,608	31,824,831
		87,409,880
Norway | 2.9%
Equinor ASA	2,458,651	30,970,901
Telenor ASA	2,399,169	35,158,625
		66,129,526
Portugal | 0.8%
Energias de Portugal SA	1,790,972	7,196,555
Galp Energia SGPS SA	887,322	10,130,792
		17,327,347
Singapore | 2.0%
DBS Group Holdings, Ltd.	1,799,220	23,525,105
NetLink NBN Trust	35,885,000	22,628,013
		46,153,118
South Korea | 1.5%
Samsung Electronics Co., Ltd.	855,079	33,231,885
Sweden | 2.6%
Assa Abloy AB, Class B	1,711,983	32,365,005
Epiroc AB, Class A	2,681,131	26,579,154
		58,944,159

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Switzerland | 7.4%
ABB, Ltd.	2,581,558	$45,390,374
Novartis AG	1,193,379	98,626,855
Roche Holding AG	76,271	24,796,772
		168,814,001
United Arab Emirates | 0.4%
Network International Holdings PLC (*)	1,952,920	9,584,308
United Kingdom | 12.6%
Compass Group PLC	1,730,958	27,045,548
Howden Joinery Group PLC	2,059,178	13,043,109
Informa PLC	3,553,246	19,706,346
Prudential PLC	3,511,448	44,823,750
RELX PLC	3,069,327	65,797,550
RSA Insurance Group PLC	3,862,653	20,078,208
Tesco PLC	17,129,924	48,507,876
Unilever PLC	949,910	47,954,826
		286,957,213
United States | 6.2%
Aon PLC	270,555	44,652,397
Ferguson PLC	401,319	25,094,797
Medtronic PLC	800,810	72,217,046
		141,964,240
Total Common Stocks (Cost $2,390,434,017)		2,147,914,139
Preferred Stocks | 2.0%
Germany | 2.0%
Volkswagen AG (Cost $70,424,095)	389,668	46,426,683
Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $80,571,779)	80,571,779	80,571,779
Total Investments | 99.7% (Cost $2,541,429,891)		$2,274,912,601
Cash and Other Assets in Excess of Liabilities | 0.3%		6,642,963
Net Assets | 100.0%		$2,281,555,564

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 94.9%
Australia | 1.0%
BHP Group, Ltd.	40,938	$744,249
Brazil | 1.4%
BB Seguridade Participacoes SA	123,700	591,587
Cia de Saneamento Basico do Estado de Sao Paulo	31,700	238,599
IRB Brasil Resseguros S/A	83,000	154,624
		984,810
Canada | 2.3%
Canadian National Railway Co.	9,700	758,396
Suncor Energy, Inc.	56,700	904,912
		1,663,308
China | 8.2%
58.com, Inc. ADR (*)	14,970	729,338
ENN Energy Holdings, Ltd.	105,100	1,010,747
Ping An Insurance (Group) Co. of China, Ltd., Class H	191,500	1,873,283
Tencent Holdings, Ltd.	46,700	2,277,166
		5,890,534
Denmark | 2.9%
Carlsberg A/S, Class B	7,882	894,734
Genmab A/S (*)	2,929	594,522
Vestas Wind Systems A/S	6,866	558,910
		2,048,166
Finland | 2.3%
Nordea Bank Abp	110,876	625,882
Sampo Oyj, A Shares	36,006	1,053,163
		1,679,045
France | 12.5%
Air Liquide SA	5,126	657,035
Alstom SA	9,229	386,240
BNP Paribas SA	20,522	618,640
Engie SA	130,018	1,344,924
Safran SA	16,709	1,468,654
Sanofi	22,717	2,000,022
Vinci SA	8,699	719,799
Vivendi SA	83,215	1,785,514
		8,980,828
Germany | 6.0%
Beiersdorf AG	9,872	1,004,509
Knorr-Bremse AG	7,043	631,475
SAP SE	23,085	2,651,384
		4,287,368
Description	Shares	Fair Value
Hong Kong | 0.5%
ESR Cayman, Ltd. (*)	174,200	$374,621
India | 1.0%
ICICI Bank, Ltd. Sponsored ADR	80,570	684,845
Indonesia | 1.1%
PT Bank Mandiri (Persero) Tbk	915,100	261,709
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	28,858	555,517
		817,226
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	14,287	758,497
Italy | 1.9%
Enel SpA	191,469	1,332,705
Japan | 13.7%
Daiwa House Industry Co., Ltd.	43,900	1,087,266
Hitachi, Ltd.	39,700	1,155,660
Kao Corp.	19,000	1,555,703
Makita Corp.	30,100	922,930
Nintendo Co., Ltd.	4,500	1,735,622
Ryohin Keikaku Co., Ltd.	46,600	523,041
Shimano, Inc.	4,600	658,837
Shin-Etsu Chemical Co., Ltd.	8,900	882,069
Sumitomo Mitsui Financial Group, Inc.	36,076	876,550
Suzuki Motor Corp.	19,400	464,201
		9,861,879
Mexico | 0.8%
Grupo Financiero Banorte SAB de CV, Class O	208,400	571,019
Netherlands | 2.7%
Koninklijke DSM NV	8,581	975,094
Wolters Kluwer NV	13,096	931,123
		1,906,217
Norway | 2.3%
Equinor ASA	49,227	620,098
Mowi ASA	3,416	52,068
Telenor ASA	67,130	983,757
		1,655,923
Singapore | 0.9%
DBS Group Holdings, Ltd.	51,600	674,679
South Africa | 0.8%
Mr Price Group, Ltd.	36,025	228,441
Sanlam, Ltd.	129,014	368,006
		596,447
South Korea | 3.3%
LG Household & Health Care, Ltd.	650	594,608

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Samsung Electronics Co., Ltd.	45,583	$1,771,543
		2,366,151
Sweden | 1.7%
Assa Abloy AB, Class B	37,341	705,931
Hexagon AB, B Shares	12,263	523,061
		1,228,992
Switzerland | 9.5%
ABB, Ltd.	78,837	1,386,155
Alcon, Inc. (*)	6,170	314,868
Flughafen Zuerich AG	3,172	357,060
Lonza Group AG	2,709	1,127,083
Novartis AG	36,364	3,005,304
Roche Holding AG	2,028	659,331
		6,849,801
Taiwan | 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	41	366
Thailand | 0.4%
Kasikornbank Public Co. Ltd. (‡)	106,300	296,301
United Kingdom | 9.7%
Compass Group PLC	53,036	828,667
Linde PLC (*)	3,330	600,880
Prudential PLC	115,525	1,474,680
RELX PLC	78,905	1,691,496
Tesco PLC	455,757	1,290,596
Unilever PLC	21,450	1,082,872
		6,969,191
United States | 6.9%
Accenture PLC, Class A	8,100	1,322,406
Aon PLC	9,055	1,494,437
Ferguson PLC	10,380	649,070
Medtronic PLC	16,770	1,512,318
		4,978,231
Total Common Stocks (Cost $80,363,556)		68,201,399
Preferred Stocks | 1.7%
Germany | 1.7%
Volkswagen AG (Cost $1,838,341)	10,608	1,263,881
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,716,632)	1,716,632	1,716,632
Description	Shares	Fair Value
Total Investments | 99.0% (Cost $83,918,529)		$71,181,912
Cash and Other Assets in Excess of Liabilities | 1.0%		686,636
Net Assets | 100.0%		$71,868,548

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 93.2%
Austria | 3.0%
BAWAG Group AG	2,093	$58,807
France | 19.3%
Bollore SA	34,887	96,101
Carrefour SA	2,283	36,169
Engie SA	7,500	77,581
Sanofi	1,073	94,468
Thales SA	919	77,136
		381,455
Germany | 3.1%
Allianz SE	358	61,713
Ireland | 2.5%
CRH PLC	1,801	49,093
Italy | 4.0%
Leonardo SpA	11,963	79,586
Japan | 20.1%
Hitachi, Ltd.	3,500	101,884
Nintendo Co., Ltd.	200	77,139
Shin-Etsu Chemical Co., Ltd.	400	39,644
Sony Corp. Sponsored ADR	1,486	87,941
Suzuki Motor Corp.	1,768	42,305
Universal Entertainment Corp.	3,200	47,849
		396,762
Macau | 2.7%
SJM Holdings, Ltd.	63,306	53,096
Mexico | 4.8%
Arca Continental SAB de CV	23,494	94,689
Netherlands | 4.6%
Koninklijke DSM NV	808	91,816
South Korea | 5.2%
Kangwon Land, Inc.	6,437	103,476
Spain | 3.1%
Banco Santander SA	8,136	19,803
Indra Sistemas SA (*)	4,977	40,976
		60,779
Switzerland | 3.9%
Coca-Cola HBC AG	3,629	77,998
United Kingdom | 16.9%
Compass Group PLC	2,899	45,296
Prudential PLC	6,812	86,955
Tesco PLC	33,322	94,360
Description	Shares	Fair Value
Vodafone Group PLC	76,185	$106,424
		333,035
Total Common Stocks (Cost $2,343,721)		1,842,305
Preferred Stocks | 3.8%
Germany | 3.8%
Volkswagen AG (Cost $107,005)	632	75,299
Total Investments | 97.0% (Cost $2,450,726)		$1,917,604
Cash and Other Assets in Excess of Liabilities | 3.0%		58,570
Net Assets | 100.0%		$1,976,174

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 97.7%
Canada | 9.0%
CAE, Inc.	3,620	$45,761
Dollarama, Inc.	3,522	97,704
National Bank of Canada	1,524	58,901
Toromont Industries, Ltd.	2,060	90,243
		292,609
China | 6.2%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	409	79,542
Tencent Holdings, Ltd.	2,500	121,904
		201,446
Denmark | 7.4%
Coloplast A/S, Class B	746	108,538
Demant AS (*)	2,492	55,309
Genmab A/S (*)	385	78,147
		241,994
France | 4.6%
Legrand SA	1,052	67,601
LVMH Moet Hennessy Louis Vuitton SA	220	81,663
		149,264
Germany | 8.1%
SAP SE	795	91,308
Scout24 AG	1,630	98,128
Symrise AG	789	74,723
		264,159
India | 2.9%
HDFC Bank, Ltd. ADR	2,495	95,958
Israel | 2.0%
Check Point Software Technologies, Ltd. (*)	638	64,145
Japan | 9.4%
Pigeon Corp.	1,600	61,410
Shimano, Inc.	300	42,968
SMS Co., Ltd.	4,900	94,773
Toei Animation Co., Ltd.	2,300	107,711
		306,862
Netherlands | 5.1%
ASML Holding NV	362	96,205
Wolters Kluwer NV	1,008	71,669
		167,874
Norway | 1.9%
Gjensidige Forsikring ASA	3,594	61,499
Description	Shares	Fair Value
South Africa | 2.7%
Clicks Group, Ltd.	6,075	$87,366
South Korea | 2.1%
LG Household & Health Care, Ltd.	75	68,609
Spain | 1.5%
Industria de Diseno Textil SA	1,878	48,756
Sweden | 5.9%
Assa Abloy AB, Class B	4,712	89,080
Avanza Bank Holding AB	5,753	48,007
Hexagon AB, B Shares	1,288	54,938
		192,025
Switzerland | 5.0%
Geberit AG	158	69,700
Partners Group Holding AG	136	94,068
		163,768
Taiwan | 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,269	108,435
United Kingdom | 15.2%
Bunzl PLC	2,394	48,270
Compass Group PLC	3,323	51,921
Dechra Pharmaceuticals PLC	1,199	34,915
Diageo PLC	2,870	91,922
Intertek Group PLC	1,084	63,359
London Stock Exchange Group PLC	1,057	95,237
Prudential PLC	2,208	28,185
RELX PLC	3,853	82,919
		496,728
United States | 5.4%
Aon PLC	639	105,460
QIAGEN NV (*)	1,746	70,857
		176,317
Total Common Stocks (Cost $3,052,492)		3,187,814
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $98,278)	98,278	98,278
Total Investments | 100.7% (Cost $3,150,770)		$3,286,092
Liabilities in Excess of Cash and Other Assets | (0.7)%		(21,302)
Net Assets | 100.0%		$3,264,790

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.1%
Australia | 3.0%
Bravura Solutions, Ltd.	244,211	$574,825
carsales.com, Ltd.	40,396	300,324
Domino’s Pizza Enterprises, Ltd.	9,328	291,123
		1,166,272
Austria | 1.1%
BAWAG Group AG	14,757	414,627
Belgium | 5.3%
Barco NV	3,232	499,273
Fagron	29,740	587,511
Kinepolis Group NV	12,983	472,457
Shurgard Self Storage SA	17,683	525,587
		2,084,828
Canada | 3.3%
Altus Group, Ltd.	12,704	329,493
Stelco Holdings, Inc.	59,094	174,263
The Descartes Systems Group, Inc. (*)	12,536	431,228
WPT Industrial Real Estate Investment Trust	40,282	370,192
		1,305,176
Denmark | 2.5%
Netcompany Group AS (*)	7,877	366,876
Royal Unibrew A/S	8,422	608,546
		975,422
Finland | 2.9%
Altia Oyj	65,457	540,934
Kojamo Oyj	32,257	613,016
		1,153,950
France | 1.6%
Chargeurs SA	24,925	253,026
Kaufman & Broad SA	12,789	396,740
		649,766
Germany | 12.6%
Aroundtown SA	113,373	568,162
CompuGroup Medical SE	8,016	493,253
Dermapharm Holding SE	19,163	801,063
Flatex AG (*)	26,685	816,666
JOST Werke AG	18,153	439,988
LEG Immobilien AG	5,401	610,247
PATRIZIA AG	24,500	568,188
Teamviewer AG (*)	16,848	674,171
		4,971,738
Greece | 0.8%
JUMBO SA	22,738	310,578
Description	Shares	Fair Value
India | 0.3%
Jubilant Life Sciences, Ltd.	42,084	$137,105
Ireland | 0.9%
Dalata Hotel Group PLC	97,522	264,545
Glenveagh Properties PLC (*)	98,439	52,445
Total Produce PLC	23,979	22,466
		339,456
Israel | 1.0%
Israel Discount Bank, Ltd., Class A	127,317	377,090
Italy | 3.5%
Banca Generali SpA	21,785	456,989
Cerved Group SpA	65,950	392,721
Italgas SpA	97,692	535,493
		1,385,203
Japan | 27.4%
Ariake Japan Co., Ltd.	8,700	546,741
ARTERIA Networks Corp.	60,600	1,029,501
Curves Holdings Co., Ltd. (*)	50,300	239,980
Daiseki Co., Ltd.	21,200	450,740
Digital Garage, Inc.	17,500	558,361
Financial Products Group Co., Ltd.	80,937	408,306
GMO internet, Inc.	33,600	565,144
Industrial & Infrastructure Fund Investment Corp. REIT	450	609,080
Jafco Co., Ltd. (*)	19,200	500,475
Japan Lifeline Co., Ltd.	48,200	607,232
KOMEDA Holdings Co., Ltd.	33,200	511,845
Nippon Shinyaku Co., Ltd.	6,300	495,006
Open House Co., Ltd.	25,100	516,267
Sanwa Holdings Corp.	58,900	459,614
TechnoPro Holdings, Inc.	11,345	526,870
Trend Micro, Inc.	8,000	395,152
Trusco Nakayama Corp.	22,700	492,319
Tsuruha Holdings, Inc.	6,000	793,319
USS Co., Ltd.	37,600	517,911
Zenkoku Hosho Co., Ltd.	18,242	572,894
		10,796,757
Jersey | 2.3%
JTC PLC	166,526	902,016
Luxembourg | 0.9%
Stabilus SA	10,178	368,732
Netherlands | 4.5%
Aalberts NV	14,486	343,949
Arcadis NV	19,578	311,744
ASM International NV	7,312	731,609

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (continued)
Van Lanschot Kempen NV	32,237	$396,634
		1,783,936
New Zealand | 0.9%
Freightways, Ltd.	103,468	337,063
Norway | 0.4%
TGS NOPEC Geophysical Co. ASA	15,684	175,999
Singapore | 0.9%
XP Power, Ltd.	10,573	342,321
Spain | 1.0%
Merlin Properties Socimi SA REIT	51,527	389,405
Sweden | 5.8%
Granges AB	53,516	265,354
Karnov Group AB (*)	190,665	996,394
Lifco AB, B Shares	6,353	233,535
Lindab International AB	48,468	375,612
Stillfront Group AB (*)	9,405	419,291
		2,290,186
Switzerland | 1.5%
Kardex AG	4,244	592,999
United Kingdom | 13.7%
Ascential PLC	130,304	398,317
Auto Trader Group PLC	95,025	516,427
Bellway PLC	14,003	373,524
Clinigen Group PLC (*)	19,454	130,286
Electrocomponents PLC	70,545	450,413
GB Group PLC	43,049	310,657
Hunting PLC	107,915	233,290
Pennon Group PLC	56,257	762,415
Polypipe Group PLC	94,255	537,127
Rentokil Initial PLC	76,078	365,144
Rightmove PLC	63,159	380,914
Secure Income REIT PLC	84,967	338,116
Smart Metering Systems PLC	70,112	577,857
		5,374,487
Total Common Stocks (Cost $45,369,949)		38,625,112
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $335,224)	335,224	335,224
Description	Fair Value
Total Investments | 99.0% (Cost $45,705,173)	$38,960,336
Cash and Other Assets in Excess of Liabilities | 1.0%	385,780
Net Assets | 100.0%	$39,346,116

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.7%
Canada | 6.3%
CAE, Inc.	6,502,591	$82,200,735
National Bank of Canada	2,262,601	87,446,080
Suncor Energy, Inc.	3,577,641	57,097,859
TMX Group, Ltd.	925,063	68,868,649
		295,613,323
China | 3.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	170,064	33,074,047
Ping An Bank Co., Ltd., Class A	22,256,847	40,348,123
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,959,963	48,519,139
Tencent Holdings, Ltd.	680,840	33,198,829
		155,140,138
Denmark | 3.3%
Carlsberg A/S, Class B	640,177	72,670,416
Genmab A/S (*)	389,177	78,994,318
		151,664,734
Finland | 1.7%
Sampo Oyj, A Shares	2,651,864	77,566,074
France | 10.8%
Engie SA	10,202,150	105,532,433
Safran SA	807,885	71,009,853
Sanofi	2,067,890	182,058,623
Vivendi SA	6,685,153	143,440,863
		502,041,772
Germany | 6.9%
Beiersdorf AG	1,016,500	103,432,343
Infineon Technologies AG	2,035,198	30,484,482
SAP SE	915,661	105,166,512
Vonovia SE	1,647,132	81,189,154
		320,272,491
Hong Kong | 2.3%
AIA Group, Ltd.	8,636,263	77,694,425
ESR Cayman, Ltd. (*)	13,454,800	28,934,878
		106,629,303
India | 0.9%
Housing Development Finance Corp., Ltd.	1,922,842	41,067,197
Ireland | 1.6%
Ryanair Holdings PLC Sponsored ADR (*)	1,431,236	75,984,319
Israel | 1.6%
Bank Leumi Le-Israel BM	13,499,993	74,643,308
Description	Shares	Fair Value
Italy | 2.4%
Enel SpA	16,057,893	$111,769,666
Japan | 12.8%
AEON Financial Service Co., Ltd.	3,625,875	38,784,311
en-japan, Inc.	613,797	11,463,113
FANUC Corp.	170,900	23,175,440
Kao Corp.	1,351,253	110,639,359
Makita Corp.	3,318,091	101,739,768
Nexon Co., Ltd.	4,474,235	73,183,699
Nintendo Co., Ltd.	394,450	152,136,934
Suzuki Motor Corp.	1,512,072	36,180,694
Yamaha Corp.	1,197,772	46,691,123
		593,994,441
Mexico | 0.9%
Arca Continental SAB de CV	10,661,500	42,969,586
Netherlands | 0.6%
ASML Holding NV	97,316	25,862,741
Norway | 1.1%
Equinor ASA	4,073,369	51,311,027
Philippines | 0.4%
GT Capital Holdings, Inc.	2,540,565	20,166,223
Portugal | 0.1%
Energias de Portugal SA	738,600	2,967,872
Singapore | 1.3%
DBS Group Holdings, Ltd.	4,711,833	61,608,011
Spain | 1.1%
Siemens Gamesa Renewable Energy SA	3,565,120	53,642,580
Sweden | 0.7%
Hexagon AB, B Shares	781,611	33,338,494
Switzerland | 9.7%
ABB, Ltd.	6,370,371	112,007,371
Alcon, Inc. (*)	1,116,123	56,958,017
Julius Baer Group, Ltd.	1,970,501	67,274,892
Novartis AG	1,925,425	159,126,826
Partners Group Holding AG	78,306	54,162,729
		449,529,835
United Kingdom | 16.3%
Coca-Cola European Partners PLC	2,200,744	83,866,630
Compass Group PLC	2,601,419	40,646,164
Diageo PLC	3,436,284	110,059,632
Informa PLC	10,225,447	56,710,456
Linde PLC (*)	186,046	33,570,959
Prudential PLC	7,821,196	99,837,826
RELX PLC	4,822,718	103,385,214
Rentokil Initial PLC	1,087,158	5,217,924

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Rio Tinto PLC	2,699,434	$123,911,447
Tesco PLC	35,816,878	101,424,892
		758,631,144
United States | 7.6%
Accenture PLC, Class A	457,430	74,680,022
Aon PLC	858,840	141,742,954
Medtronic PLC	1,509,323	136,110,748
		352,533,724
Total Common Stocks (Cost $4,690,763,063)		4,358,948,003
Preferred Stocks | 2.4%
Germany | 2.4%
Volkswagen AG (Cost $175,899,856)	952,605	113,497,362
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $138,205,012)	138,205,012	138,205,012
Total Investments | 99.1% (Cost $5,004,867,931)		$4,610,650,377
Cash and Other Assets in Excess of Liabilities | 0.9%		41,882,898
Net Assets | 100.0%		$4,652,533,275

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 96.3%
Australia | 4.4%
AGL Energy, Ltd.	19,934	$213,475
BHP Group, Ltd.	3,136	57,012
Cochlear, Ltd.	479	55,030
CSL, Ltd.	1,557	282,444
Evolution Mining, Ltd.	29,706	68,898
Fortescue Metals Group, Ltd.	13,651	83,377
JB Hi-Fi, Ltd.	5,407	95,200
Northern Star Resources, Ltd.	9,400	60,191
Regis Resources, Ltd.	27,866	62,303
Sandfire Resources Ltd.	20,298	40,952
Saracen Mineral Holdings, Ltd. (*)	48,007	108,132
Woolworths Group, Ltd.	4,409	96,337
		1,223,351
Belgium | 0.7%
Proximus SADP	5,512	126,491
Warehouses De Pauw CVA	2,663	76,568
		203,059
Canada | 11.6%
Alimentation Couche-Tard, Inc., Class B	7,180	169,130
Atco, Ltd., Class I	4,064	112,537
Bank of Montreal	2,867	144,766
BRP, Inc.	1,971	32,157
Canadian Pacific Railway, Ltd.	374	82,531
Canadian Utilities, Ltd., Class A	6,640	158,722
Capital Power Corp.	6,744	130,107
Centerra Gold, Inc. (*)	13,259	78,859
CGI, Inc. (*)	1,989	107,683
CI Financial Corp.	8,476	84,140
Cogeco Communications, Inc.	3,066	207,995
Colliers International Group, Inc.	1,098	52,524
Constellation Software, Inc.	111	100,882
Empire Co., Ltd., Class A	5,569	108,942
Fairfax Financial Holdings, Ltd.	226	69,284
Fortis, Inc.	11,785	454,467
Granite Real Estate Investment Trust	2,381	98,350
H&R Real Estate Investment Trust	8,487	53,854
iA Financial Corp., Inc.	2,458	77,270
Kirkland Lake Gold, Ltd.	3,243	95,518
Magna International, Inc.	1,552	49,528
Northland Power, Inc.	12,643	252,357
Power Corp. of Canada	4,046	65,090
Quebecor, Inc., Class B	3,961	87,562
Description	Shares	Fair Value
Rogers Communications, Inc., Class B	9,129	$381,040
		3,255,295
Denmark | 1.5%
Coloplast A/S, Class B	1,409	205,001
Novo Nordisk A/S, Class B	3,743	225,783
		430,784
France | 0.3%
Orange SA	7,583	94,016
Germany | 1.2%
Allianz SE	707	121,874
Muenchener Rueckversicherungs AG	617	124,723
Rational AG	147	78,768
		325,365
Hong Kong | 0.3%
Jardine Matheson Holdings, Ltd.	1,400	70,029
Israel | 0.2%
Israel Discount Bank, Ltd., Class A	17,866	52,916
Italy | 0.5%
Poste Italiane SpA	15,842	134,195
Japan | 14.2%
Alfresa Holdings Corp.	3,600	67,150
Azbil Corp.	2,800	72,743
Chubu Electric Power Co., Inc.	5,900	83,176
Daito Trust Construction Co., Ltd.	1,200	111,925
Daiwa House Industry Co., Ltd.	6,700	165,938
East Japan Railway Co.	4,100	310,676
Electric Power Development Co., Ltd.	3,700	74,698
Fuji Media Holdings, Inc.	4,700	46,861
Hulic Co., Ltd.	7,700	78,182
Japan Logistics Fund, Inc. REIT	21	46,692
Japan Post Holdings Co., Ltd.	17,000	133,188
Japan Prime Realty Investment Corp. REIT	18	54,059
Japan Real Estate Investment Corp.	7	41,037
Kandenko Co., Ltd.	7,600	60,632
KDDI Corp.	2,800	82,763
LaSalle Logiport REIT	67	90,329
Lawson, Inc.	3,800	209,008
Marui Group Co., Ltd.	3,400	57,074
McDonald’s Holdings Co. Japan, Ltd.	3,900	176,131
MCUBS MidCity Investment Corp. REIT	149	105,365
Mitsubishi Heavy Industries, Ltd.	3,400	85,992
NTT DOCOMO, Inc.	11,300	355,217
Seven & I Holdings Co., Ltd.	8,500	280,690
Shionogi & Co., Ltd.	2,500	123,015
Sumitomo Mitsui Trust Holdings, Inc.	2,300	66,445
Sumitomo Realty & Development Co., Ltd.	2,600	63,370

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Sundrug Co., Ltd.	4,200	$134,797
The Chiba Bank, Ltd.	18,100	79,181
The Dai-ichi Life Insurance Co., Ltd.	9,000	107,707
The Gunma Bank, Ltd.	22,400	68,021
The Hachijuni Bank, Ltd.	20,000	72,459
The Kansai Electric Power Co., Inc.	7,200	80,313
The Shizuoka Bank, Ltd.	11,600	70,574
Tokio Marine Holdings, Inc.	1,500	68,794
United Arrows, Ltd.	2,700	40,521
West Japan Railway Co.	3,100	212,298
		3,977,021
Netherlands | 1.0%
Koninklijke Ahold Delhaize NV	6,551	153,315
NN Group NV	2,191	59,176
Royal Dutch Shell PLC, A Shares	3,315	58,012
		270,503
New Zealand | 0.4%
Fisher & Paykel Healthcare Corp., Ltd., Class C	5,828	105,648
Norway | 1.0%
Leroy Seafood Group ASA	14,977	73,604
Orkla ASA	8,854	75,768
Salmar ASA	1,750	58,425
Telenor ASA	5,690	83,384
		291,181
Puerto Rico | 0.2%
EVERTEC, Inc.	2,482	56,416
Singapore | 0.9%
Ascendas Real Estate Investment Trust	36,000	71,737
City Developments, Ltd.	11,000	55,762
Jardine Cycle & Carriage, Ltd.	4,400	60,941
UOL Group, Ltd.	14,700	67,681
		256,121
Spain | 0.4%
Corporacion Financiera Alba SA	552	21,100
Iberdrola SA	9,287	91,700
		112,800
Sweden | 1.1%
Axfood AB	4,688	95,632
Evolution Gaming Group AB	3,046	103,709
Swedish Match AB	1,752	100,218
		299,559
Description	Shares	Fair Value
Switzerland | 5.7%
Galenica AG	1,458	$99,631
Helvetia Holding AG	627	54,024
Novartis AG	5,477	452,647
Roche Holding AG	1,992	647,627
SIG Combibloc Group AG	5,671	84,968
Swisscom AG	197	106,204
UBS Group AG	6,644	62,098
Zurich Insurance Group AG	242	85,900
		1,593,099
United Kingdom | 1.9%
Anglo American PLC	2,640	46,132
Auto Trader Group PLC	14,171	77,014
BT Group PLC	43,168	62,962
Compass Group PLC	4,024	62,873
Dunelm Group PLC	5,903	51,655
Rio Tinto, Ltd.	2,501	132,387
SSP Group PLC	12,016	45,670
Unilever NV	1,183	58,286
		536,979
United States | 48.8%
3M Co.	903	123,269
AbbVie, Inc.	2,230	169,904
ACI Worldwide, Inc. (*)	2,399	57,936
Akamai Technologies, Inc. (*)	1,211	110,794
Allegion PLC	1,227	112,909
Amdocs, Ltd.	1,129	62,061
American States Water Co.	1,467	119,913
American Tower Corp. REIT	741	161,353
AmerisourceBergen Corp.	933	82,570
Amgen, Inc.	829	168,063
Aon PLC	2,007	331,235
Apple, Inc.	544	138,334
AT&T, Inc.	7,515	219,062
AutoZone, Inc. (*)	79	66,834
Avery Dennison Corp.	689	70,188
Best Buy Co., Inc.	1,485	84,645
Booz Allen Hamilton Holding Corp.	1,129	77,495
BorgWarner, Inc.	2,701	65,823
Bristol-Myers Squibb Co.	4,370	243,584
Burlington Stores, Inc. (*)	621	98,404
Cable One, Inc.	74	121,657
Cadence Design Systems, Inc. (*)	1,941	128,184
Campbell Soup Co.	1,718	79,303
Casey’s General Stores, Inc.	1,115	147,726
Caterpillar, Inc.	1,147	133,098

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
CBRE Group, Inc., Class A (*)	1,387	$52,304
CDW Corp.	698	65,102
Church & Dwight Co., Inc.	1,453	93,254
Cigna Corp. (*)	820	145,288
Colgate-Palmolive Co.	1,494	99,142
Comcast Corp., Class A	2,076	71,373
Copart, Inc. (*)	979	67,081
Crown Castle International Corp. REIT	709	102,380
Curtiss-Wright Corp.	564	52,119
Eli Lilly & Co.	1,391	192,959
Encore Capital Group, Inc. (*)	2,509	58,660
F5 Networks, Inc. (*)	1,546	164,850
H&R Block, Inc.	3,744	52,716
HCA Healthcare, Inc.	1,149	103,238
Intuit, Inc.	683	157,090
IQVIA Holdings, Inc. (*)	530	57,166
Johnson & Johnson	3,789	496,852
Kimberly-Clark Corp.	3,284	419,925
Lamb Weston Holdings, Inc.	903	51,561
Life Storage, Inc. REIT	1,240	117,242
Lockheed Martin Corp.	1,021	346,068
Lululemon Athletica, Inc. (*)	498	94,396
McGrath RentCorp	1,314	68,827
Mellanox Technologies, Ltd. (*)	840	101,909
Merck & Co., Inc.	4,831	371,697
Morningstar, Inc.	538	62,542
National Fuel Gas Co.	5,863	218,631
National Retail Properties, Inc. REIT	6,009	193,430
NIKE, Inc., Class B	4,393	363,477
Northrop Grumman Corp.	805	243,553
Nuance Communications, Inc. (*)	8,039	134,894
PennyMac Financial Services, Inc.	2,201	48,664
PepsiCo, Inc.	3,109	373,391
Pfizer, Inc.	7,057	230,340
Philip Morris International, Inc.	2,394	174,666
Premier, Inc., Class A (*)	8,090	264,705
Public Service Enterprise Group, Inc.	5,254	235,957
PulteGroup, Inc.	2,145	47,876
Raytheon Co.	353	46,296
Ross Stores, Inc.	1,976	171,853
Ryman Hospitality Properties, Inc. REIT	995	35,671
SEI Investments Co.	1,278	59,223
Sysco Corp.	1,784	81,404
Target Corp.	1,683	156,468
TD Ameritrade Holding Corp.	1,951	67,622
The Clorox Co.	2,531	438,496
Description	Shares	Fair Value
The Coca-Cola Co.	2,517	$111,377
The Estee Lauder Cos., Inc., Class A	1,245	198,378
The Hershey Co.	3,605	477,662
The Procter & Gamble Co.	4,584	504,240
The TJX Cos., Inc.	8,885	424,792
UniFirst Corp.	602	90,956
UnitedHealth Group, Inc.	833	207,734
Verizon Communications, Inc.	8,532	458,424
Vistra Energy Corp.	3,636	58,031
Vulcan Materials Co.	593	64,085
Walmart, Inc.	2,976	338,133
Waste Management, Inc.	933	86,358
WW Grainger, Inc.	437	108,594
Zoetis, Inc.	823	96,859
		13,652,325
Total Common Stocks (Cost $30,608,804)		26,940,662
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $939,242)	939,242	939,242
Total Investments | 99.7% (Cost $31,548,046)		$27,879,904
Cash and Other Assets in Excess of Liabilities | 0.3%		70,869
Net Assets | 100.0%		$27,950,773

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 96.1%
Auto Components | 0.4%
Aptiv PLC	131,106	$6,455,659
Building Products | 5.0%
Armstrong World Industries, Inc.	953,658	75,739,518
Capital Markets | 9.6%
Intercontinental Exchange, Inc.	886,001	71,544,580
S&P Global, Inc.	300,876	73,729,664
		145,274,244
Commercial Services & Supplies | 1.8%
Waste Management, Inc.	299,976	27,765,779
Communications Equipment | 3.9%
Motorola Solutions, Inc.	441,461	58,678,996
Construction Materials | 4.9%
Vulcan Materials Co.	695,339	75,145,286
Electronic Equipment, Instruments & Components | 1.6%
Zebra Technologies Corp., Class A (*)	131,000	24,051,600
Entertainment | 1.3%
Electronic Arts, Inc. (*)	193,787	19,411,644
Equity Real Estate Investment Trusts (REITs) | 8.0%
Crown Castle International Corp. REIT	355,807	51,378,531
Public Storage	351,519	69,815,188
		121,193,719
Health Care Equipment & Supplies | 16.2%
Baxter International, Inc.	1,099,362	89,257,201
Medtronic PLC	1,736,165	156,567,359
		245,824,560
Hotels, Restaurants & Leisure | 6.9%
McDonald’s Corp.	449,745	74,365,336
Starbucks Corp.	468,500	30,799,190
		105,164,526
Interactive Media & Services | 7.9%
Alphabet, Inc., Class A (*)	103,484	120,243,234
IT Services | 10.3%
Fiserv, Inc. (*)	1,310,540	124,488,195
Visa, Inc., Class A	200,401	32,288,609
		156,776,804
Leisure Products | 1.5%
Brunswick Corp.	630,510	22,301,139
Road & Rail | 3.4%
Norfolk Southern Corp.	357,366	52,175,436
Semiconductors & Semiconductor Equipment | 10.0%
Analog Devices, Inc.	907,463	81,354,058
Description	Shares	Fair Value
Skyworks Solutions, Inc.	793,589	$70,930,985
		152,285,043
Specialty Retail | 3.4%
Lowe’s Cos., Inc.	598,654	51,514,177
Total Common Stocks (Cost $1,377,957,141)		1,460,001,364
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $50,111,183)	50,111,183	50,111,183
Total Investments | 99.4% (Cost $1,428,068,324)		$1,510,112,547
Cash and Other Assets in Excess of Liabilities | 0.6%		8,959,564
Net Assets | 100.0%		$1,519,072,111

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 98.4%
Auto Components | 1.0%
Aptiv PLC	7,113	$350,244
Banks | 5.6%
Bank of America Corp.	34,656	735,747
Commerce Bancshares, Inc.	11,072	557,475
The PNC Financial Services Group, Inc.	7,535	721,250
		2,014,472
Beverages | 4.5%
The Coca-Cola Co.	36,518	1,615,922
Capital Markets | 5.0%
Intercontinental Exchange, Inc.	22,296	1,800,402
Communications Equipment | 3.5%
Cisco Systems, Inc.	32,140	1,263,423
Entertainment | 1.5%
Electronic Arts, Inc. (*)	5,440	544,925
Health Care Equipment & Supplies | 10.0%
Danaher Corp.	12,968	1,794,901
Medtronic PLC	19,960	1,799,993
		3,594,894
Hotels, Restaurants & Leisure | 6.4%
McDonald’s Corp.	11,141	1,842,164
Starbucks Corp.	6,790	446,375
		2,288,539
Household Products | 4.7%
The Procter & Gamble Co.	15,218	1,673,980
Industrial Conglomerates | 4.2%
Honeywell International, Inc.	11,356	1,519,319
Insurance | 3.4%
Aon PLC	7,267	1,199,346
Interactive Media & Services | 6.7%
Alphabet, Inc., Class A (*)	2,075	2,411,046
IT Services | 4.6%
Visa, Inc., Class A	10,179	1,640,040
Life Sciences Tools & Services | 1.4%
IQVIA Holdings, Inc. (*)	4,640	500,470
Oil, Gas & Consumable Fuels | 1.5%
ConocoPhillips	17,072	525,818
Pharmaceuticals | 6.9%
Johnson & Johnson	18,838	2,470,227
Road & Rail | 4.3%
Norfolk Southern Corp.	10,447	1,525,262
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 5.2%
Analog Devices, Inc.	17,569	$1,575,061
Skyworks Solutions, Inc.	2,998	267,961
		1,843,022
Software | 6.0%
Microsoft Corp.	13,700	2,160,627
Specialty Retail | 7.2%
Lowe’s Cos., Inc.	16,754	1,441,682
Ross Stores, Inc.	13,199	1,147,917
		2,589,599
Technology Hardware, Storage & Peripherals | 4.8%
Apple, Inc.	6,824	1,735,275
Total Common Stocks (Cost $31,226,932)		35,266,852
Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $590,301)	590,301	590,301
Total Investments | 100.0% (Cost $31,817,233)		$35,857,153
Liabilities in Excess of Cash and Other Assets | 0.0%		(16,616)
Net Assets | 100.0%		$35,840,537

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 2.3%
Hotels, Restaurants & Leisure | 2.3%
Hilton Worldwide Holdings, Inc. (Cost $689,813)	10,359	$706,898
Real Estate Investment Trusts | 97.5%
Alexandria Real Estate Equities, Inc.	11,092	1,520,270
American Homes 4 Rent, Class A	36,694	851,301
American Tower Corp.	4,087	889,944
Americold Realty Trust	22,694	772,504
Apartment Investment & Management Co., Class A	18,282	642,612
AvalonBay Communities, Inc.	7,397	1,088,616
Boston Properties, Inc.	10,601	977,730
Brixmor Property Group, Inc.	42,015	399,143
Crown Castle International Corp.	1,975	285,190
Equinix, Inc.	4,582	2,861,780
Equity LifeStyle Properties, Inc.	25,772	1,481,375
Essex Property Trust, Inc.	7,119	1,567,889
Extra Space Storage, Inc.	9,562	915,657
Federal Realty Investment Trust	12,811	955,829
Healthpeak Properties, Inc.	66,800	1,593,180
Hudson Pacific Properties, Inc.	13,336	338,201
Invitation Homes, Inc.	25,995	555,513
iStar, Inc.	196,988	2,090,043
Pebblebrook Hotel Trust	66,071	719,513
Physicians Realty Trust	61,159	852,556
Prologis, Inc.	38,668	3,107,747
Public Storage	7,251	1,440,121
Simon Property Group, Inc.	19,455	1,067,301
Sun Communities, Inc.	5,419	676,562
Sunstone Hotel Investors, Inc.	58,604	510,441
VICI Properties, Inc.	40,485	673,670
Vornado Realty Trust	23,717	858,793
Weyerhaeuser Co.	33,612	569,723
Total Real Estate Investment Trusts (Cost $31,950,397)		30,263,204
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $91,038)	91,038	91,038
Total Investments | 100.1% (Cost $32,731,248)		$31,061,140
Liabilities in Excess of Cash and Other Assets | (0.1)%		(35,358)
Net Assets | 100.0%		$31,025,782

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 94.3%
Aerospace & Defense | 1.5%
Curtiss-Wright Corp.	14,211	$1,313,239
Air Freight & Logistics | 1.3%
Echo Global Logistics, Inc. (*)	66,813	1,141,166
Airlines | 0.8%
Alaska Air Group, Inc.	25,515	726,412
Banks | 6.5%
Citizens Financial Group, Inc.	48,100	904,761
Comerica, Inc.	22,100	648,414
Commerce Bancshares, Inc.	20,246	1,019,386
Home BancShares, Inc.	88,920	1,066,151
PacWest Bancorp	55,461	993,861
TCF Financial Corp.	45,575	1,032,730
		5,665,303
Biotechnology | 2.7%
Emergent Biosolutions, Inc. (*)	19,580	1,132,899
Exelixis, Inc. (*)	70,850	1,220,037
		2,352,936
Building Products | 2.3%
Armstrong World Industries, Inc.	16,430	1,304,870
PGT Innovations, Inc. (*)	83,020	696,538
		2,001,408
Capital Markets | 2.8%
E*TRADE Financial Corp.	22,545	773,744
Morningstar, Inc.	13,955	1,622,269
		2,396,013
Chemicals | 1.9%
Ingevity Corp. (*)	18,065	635,888
Innospec, Inc.	14,455	1,004,478
		1,640,366
Communications Equipment | 3.7%
Ciena Corp. (*)	44,205	1,759,801
F5 Networks, Inc. (*)	13,330	1,421,378
		3,181,179
Construction & Engineering | 2.5%
Comfort Systems USA, Inc.	24,435	893,099
Valmont Industries, Inc.	12,315	1,305,144
		2,198,243
Construction Materials | 1.4%
Eagle Materials, Inc.	20,305	1,186,218
Consumer Finance | 0.4%
Discover Financial Services	10,841	386,698
Description	Shares	Fair Value
Containers & Packaging | 2.4%
Avery Dennison Corp.	7,130	$726,333
Graphic Packaging Holding Co.	111,555	1,360,971
		2,087,304
Electric Utilities | 1.6%
PNM Resources, Inc.	37,805	1,436,590
Electrical Equipment | 2.0%
Atkore International Group, Inc. (*)	40,460	852,492
EnerSys	17,255	854,468
		1,706,960
Electronic Equipment, Instruments & Components | 1.2%
Zebra Technologies Corp., Class A (*)	5,530	1,015,308
Energy Equipment & Services | 0.5%
Cactus, Inc., Class A	37,240	431,984
Entertainment | 1.9%
Take-Two Interactive Software, Inc. (*)	9,130	1,082,909
The Marcus Corp.	44,775	551,628
		1,634,537
Equity Real Estate Investment Trusts (REITs) | 12.2%
Alexandria Real Estate Equities, Inc.	13,025	1,785,207
American Campus Communities, Inc.	37,600	1,043,400
Camden Property Trust REIT	22,455	1,779,334
Healthcare Realty Trust, Inc.	61,765	1,725,096
Hudson Pacific Properties, Inc.	37,748	957,289
Kilroy Realty Corp.	18,735	1,193,420
PS Business Parks, Inc. REIT	15,885	2,152,735
		10,636,481
Food & Staples Retailing | 1.4%
Casey’s General Stores, Inc.	9,150	1,212,283
Food Products | 1.3%
The Simply Good Foods Co. (*)	57,225	1,102,154
Health Care Equipment & Supplies | 2.0%
STERIS PLC	12,290	1,720,231
Health Care Providers & Services | 2.5%
Henry Schein, Inc. (*)	19,945	1,007,622
Laboratory Corp. of America Holdings (*)	9,470	1,196,913
		2,204,535
Hotels, Restaurants & Leisure | 0.5%
Wyndham Hotels & Resorts, Inc.	14,900	469,499
Household Durables | 1.8%
Helen of Troy, Ltd. (*)	7,125	1,026,214
Leggett & Platt, Inc.	21,665	578,022
		1,604,236

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Industrial Conglomerates | 1.3%
Carlisle Cos., Inc.	8,725	$1,093,068
Insurance | 4.9%
Arch Capital Group, Ltd. (*)	45,235	1,287,388
Brown & Brown, Inc.	40,695	1,473,973
Reinsurance Group of America, Inc.	17,720	1,490,961
		4,252,322
Interactive Media & Services | 0.3%
Cars.com, Inc. (*)	67,200	288,960
IT Services | 2.8%
Leidos Holdings, Inc.	18,080	1,657,032
NIC, Inc.	34,900	802,700
		2,459,732
Leisure Products | 1.2%
Brunswick Corp.	29,695	1,050,312
Life Sciences Tools & Services | 3.6%
Adaptive Biotechnologies Corp. (*)	35,825	995,219
Charles River Laboratories International, Inc. (*)	9,405	1,187,005
ICON PLC (*)	6,800	924,800
		3,107,024
Machinery | 2.9%
Altra Industrial Motion Corp.	27,550	481,850
Ingersoll Rand, Inc. (*)	29,915	741,892
TriMas Corp. (*)	55,635	1,285,168
		2,508,910
Pharmaceuticals | 1.7%
Catalent, Inc. (*)	28,855	1,499,017
Professional Services | 1.3%
FTI Consulting, Inc. (*)	9,610	1,150,990
Semiconductors & Semiconductor Equipment | 3.7%
Cabot Microelectronics Corp.	10,235	1,168,223
Maxim Integrated Products, Inc.	24,060	1,169,557
MKS Instruments, Inc.	11,190	911,425
		3,249,205
Software | 6.0%
j2 Global, Inc.	19,620	1,468,557
PTC, Inc. (*)	14,160	866,734
RealPage, Inc. (*)	30,145	1,595,575
SolarWinds Corp. (*)	80,160	1,256,107
		5,186,973
Specialty Retail | 2.0%
Floor & Decor Holdings, Inc., Class A (*)	36,248	1,163,198
Description	Shares	Fair Value
The Children’s Place, Inc.	30,350	$593,646
		1,756,844
Textiles, Apparel & Luxury Goods | 1.5%
Carter’s, Inc.	13,280	872,894
Tapestry, Inc.	31,470	407,537
		1,280,431
Trading Companies & Distributors | 1.0%
Air Lease Corp.	37,895	838,995
Water Utilities | 1.0%
California Water Service Group	16,765	843,615
Total Common Stocks (Cost $96,200,382)		82,017,681
Total Investments | 94.3% (Cost $96,200,382)		$82,017,681
Cash and Other Assets in Excess of Liabilities | 5.7%		4,994,330
Net Assets | 100.0%		$87,012,011

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 5.3%
Chile | 0.5%
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/49 (#)	USD	200	$193,170
Colombia | 0.7%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	375	277,500
Guatemala | 0.7%
Comcel Trust, 6.875%, 02/06/24	USD	320	306,100
Kazakhstan | 0.5%
KazMunayGas National Co. JSC, 5.750%, 04/19/47	USD	210	209,377
Mexico | 1.4%
Petroleos Mexicanos:
5.375%, 03/13/22	USD	70	59,570
4.500%, 01/23/26	USD	185	134,301
5.350%, 02/12/28	USD	250	173,750
6.950%, 01/28/60 (#)	USD	320	212,000
			579,621
Peru | 0.7%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	290,293
Zambia | 0.8%
First Quantum Minerals, Ltd., 7.250%, 05/15/22 (#)	USD	400	356,000
Total Corporate Bonds (Cost $2,632,666)			2,212,061
Foreign Government Obligations | 92.1%
Angola | 0.1%
Republic of Angola, 9.500%, 11/12/25	USD	102	40,290
Argentina | 2.1%
Republic of Argentina:
6.875%, 04/22/21	USD	100	29,625
5.625%, 01/26/22	USD	212	64,130
4.625%, 01/11/23	USD	310	90,772
7.500%, 04/22/26	USD	335	95,056
6.875%, 01/26/27	USD	285	83,362
5.875%, 01/11/28	USD	335	93,800
6.625%, 07/06/28	USD	275	75,969
8.280%, 12/31/33	USD	358	125,802
7.125%, 07/06/36	USD	220	57,613
7.625%, 04/22/46	USD	185	49,488
6.875%, 01/11/48	USD	280	74,462
7.125%, 06/28/2117	USD	175	47,414
			887,493
Description	Security Currency	Principal Amount (000)	Fair Value
Barbados | 0.1%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	50	$48,750
Belarus | 0.5%
Republic of Belarus, 7.625%, 06/29/27	USD	225	223,102
Belize | 0.1%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	55	30,319
Brazil | 3.8%
Brazil NTN-B, 6.000%, 08/15/50	BRL	125	98,768
Brazil NTN-F:
10.000%, 01/01/25	BRL	1,940	421,435
10.000%, 01/01/27	BRL	1,575	343,625
10.000%, 01/01/31	BRL	480	105,137
Federal Republic of Brazil:
4.250%, 01/07/25	USD	95	100,106
6.000%, 04/07/26	USD	80	90,700
4.625%, 01/13/28	USD	140	149,100
4.500%, 05/30/29	USD	110	113,266
5.000%, 01/27/45	USD	25	23,789
5.625%, 02/21/47	USD	130	133,616
			1,579,542
Chile | 2.2%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	185,000	236,012
4.700%, 09/01/30	CLP	100,000	127,216
6.000%, 01/01/43	CLP	55,000	81,651
5.100%, 07/15/50	CLP	85,000	112,682
Republic of Chile:
3.240%, 02/06/28	USD	15	15,849
2.550%, 01/27/32	USD	215	214,530
3.500%, 01/25/50	USD	145	150,800
			938,740
China | 0.8%
China Development Bank, 3.500%, 08/13/26	CNY	2,390	344,928
Colombia | 3.8%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	1,125,000	317,504
6.250%, 11/26/25	COP	1,061,000	252,566
7.500%, 08/26/26	COP	1,122,000	279,953
6.000%, 04/28/28	COP	289,800	67,053
7.000%, 06/30/32	COP	737,000	177,787
Republic of Colombia:
4.500%, 01/28/26	USD	140	142,231
3.875%, 04/25/27	USD	335	329,870

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
5.000%, 06/15/45	USD	45	$46,083
			1,613,047
Costa Rica | 1.3%
Republic of Costa Rica:
9.200%, 02/23/22	USD	70	73,030
5.520%, 08/23/23	USD	480	468,840
			541,870
Czech Republic | 1.7%
Czech Republic:
3.750%, 09/12/20	CZK	3,590	145,799
2.500%, 08/25/28	CZK	3,020	132,702
4.200%, 12/04/36	CZK	8,120	448,817
			727,318
Dominican Republic | 2.0%
Dominican Republic:
8.900%, 02/15/23	DOP	5,850	98,796
5.500%, 01/27/25	USD	40	38,300
6.875%, 01/29/26	USD	80	79,375
5.950%, 01/25/27	USD	90	84,262
11.375%, 07/06/29	DOP	1,200	21,524
10.750%, 11/08/29	DOP	11,500	189,608
4.500%, 01/30/30	USD	35	30,012
6.850%, 01/27/45	USD	60	53,944
6.400%, 06/05/49	USD	270	233,128
			828,949
Ecuador | 0.5%
Republic of Ecuador:
7.950%, 06/20/24	USD	230	67,275
9.650%, 12/13/26	USD	210	55,650
8.875%, 10/23/27	USD	265	69,562
			192,487
Egypt | 2.0%
Arab Republic of Egypt:
6.125%, 01/31/22	USD	285	273,333
5.577%, 02/21/23	USD	200	185,125
4.550%, 11/20/23 (#)	USD	100	87,750
6.200%, 03/01/24 (#)	USD	190	175,275
8.500%, 01/31/47 (#)	USD	135	109,687
			831,170
El Salvador | 0.7%
Republic of El Salvador:
5.875%, 01/30/25	USD	31	26,951
8.625%, 02/28/29	USD	80	75,700
7.650%, 06/15/35	USD	65	55,494
7.625%, 02/01/41	USD	80	66,000
7.125%, 01/20/50	USD	75	57,867
			282,012
Description	Security Currency	Principal Amount (000)	Fair Value
Gabon | 0.4%
Gabonese Republic, 6.375%, 12/12/24	USD	220	$150,769
Ghana | 0.4%
Republic of Ghana, 8.627%, 06/16/49	USD	255	176,588
Guatemala | 0.1%
Republic of Guatemala, 4.500%, 05/03/26	USD	65	61,973
Honduras | 0.1%
Republic of Honduras, 6.250%, 01/19/27	USD	45	47,475
Hungary | 2.6%
Hungary, 7.625%, 03/29/41	USD	188	287,311
Hungary Government Bonds:
1.500%, 08/24/22	HUF	84,240	259,312
2.500%, 10/24/24	HUF	173,940	555,749
			1,102,372
Indonesia | 6.3%
Indonesia Government Bonds:
8.125%, 05/15/24	IDR	2,186,000	137,781
7.000%, 05/15/27	IDR	2,666,000	155,203
9.000%, 03/15/29	IDR	5,679,000	367,168
8.250%, 05/15/29	IDR	5,759,000	358,216
8.750%, 05/15/31	IDR	2,590,000	164,674
7.500%, 08/15/32	IDR	3,513,000	202,358
8.375%, 03/15/34	IDR	1,165,000	71,393
8.250%, 05/15/36	IDR	2,390,000	143,532
8.375%, 04/15/39	IDR	920,000	55,815
Republic of Indonesia:
5.875%, 01/15/24	USD	60	65,306
4.125%, 01/15/25	USD	75	77,039
4.750%, 01/08/26	USD	210	222,337
4.625%, 04/15/43	USD	30	31,847
4.350%, 01/11/48	USD	240	244,500
3.700%, 10/30/49	USD	125	123,671
3.500%, 02/14/50	USD	230	229,698
			2,650,538
Iraq | 0.6%
Republic of Iraq, 5.800%, 01/15/28	USD	305	231,514
Ivory Coast | 0.5%
Ivory Coast, 5.750%, 12/31/32 (Ø)	USD	244	218,318
Jamaica | 0.5%
Government of Jamaica:
6.750%, 04/28/28	USD	60	63,150
8.000%, 03/15/39	USD	95	103,342

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.875%, 07/28/45	USD	35	$36,925
			203,417
Kazakhstan | 0.5%
Republic of Kazakhstan, 4.875%, 10/14/44	USD	195	220,655
Kenya | 0.7%
Republic of Kenya, 6.875%, 06/24/24	USD	320	304,800
Kuwait | 0.5%
Kuwait International Government Bonds, 3.500%, 03/20/27	USD	200	207,437
Lebanon | 1.8%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	107	19,795
8.250%, 04/12/21 («)	USD	532	98,420
6.100%, 10/04/22 («)	USD	487	90,095
6.000%, 01/27/23 («)	USD	529	97,865
6.650%, 04/22/24 («)	USD	236	43,660
6.250%, 11/04/24 («)	USD	116	21,460
6.200%, 02/26/25 («)	USD	201	36,180
6.600%, 11/27/26 («)	USD	104	18,720
6.850%, 03/23/27 («)	USD	209	37,620
6.750%, 11/29/27 («)	USD	52	9,360
6.650%, 11/03/28 («)	USD	648	116,640
6.650%, 02/26/30 («)	USD	335	60,300
7.000%, 03/23/32 («)	USD	346	62,280
7.050%, 11/02/35 («)	USD	60	10,800
7.250%, 03/23/37 («)	USD	115	20,700
			743,895
Malaysia | 5.2%
Malaysia Government Bonds:
3.882%, 03/10/22	MYR	2,346	554,487
3.800%, 08/17/23	MYR	760	180,887
3.478%, 06/14/24	MYR	2,581	608,469
3.955%, 09/15/25	MYR	1,980	477,285
4.893%, 06/08/38	MYR	800	205,278
Malaysia Sukuk Global Berhad, 3.179%, 04/27/26	USD	150	157,172
			2,183,578
Mexico | 5.5%
Mexican Bonos:
10.000%, 12/05/24	MXN	9,977	478,005
5.750%, 03/05/26	MXN	24,390	977,052
8.500%, 05/31/29	MXN	4,400	203,041
10.000%, 11/20/36	MXN	4,270	220,329
7.750%, 11/13/42	MXN	2,790	115,368
United Mexican States:
4.600%, 02/10/48	USD	70	70,420
4.500%, 01/31/50	USD	60	59,670
Description	Security Currency	Principal Amount (000)	Fair Value
5.750%, 10/12/10	USD	192	$201,120
			2,325,005
Mongolia | 0.3%
Mongolia International Bonds:
10.875%, 04/06/21	USD	45	44,381
5.125%, 12/05/22	USD	55	49,122
8.750%, 03/09/24 (#)	USD	45	42,436
			135,939
Nigeria | 0.7%
Republic of Nigeria:
6.375%, 07/12/23	USD	210	173,381
7.875%, 02/16/32	USD	200	139,375
			312,756
Pakistan | 0.4%
Islamic Republic of Pakistan, 8.250%, 09/30/25	USD	200	172,000
Panama | 2.6%
Republic of Panama:
4.000%, 09/22/24	USD	70	73,041
3.750%, 03/16/25	USD	75	77,742
7.125%, 01/29/26	USD	55	66,206
4.500%, 05/15/47	USD	110	120,780
4.500%, 04/16/50	USD	175	192,150
4.300%, 04/29/53	USD	55	59,108
4.500%, 04/01/56	USD	340	369,750
3.870%, 07/23/60	USD	135	134,916
			1,093,693
Paraguay | 0.4%
Republic of Paraguay:
4.625%, 01/25/23	USD	50	51,203
5.000%, 04/15/26	USD	40	40,737
5.600%, 03/13/48	USD	40	40,250
5.400%, 03/30/50	USD	40	37,463
			169,653
Peru | 4.0%
Banco de Credito del Peru, 4.850%, 10/30/20 (#)	PEN	108	31,633
Republic of Peru:
8.200%, 08/12/26	PEN	2,090	759,284
4.125%, 08/25/27	USD	170	191,516
2.844%, 06/20/30	USD	245	255,948
6.950%, 08/12/31	PEN	160	53,318
6.900%, 08/12/37	PEN	370	123,294
5.350%, 08/12/40	PEN	340	94,953
5.625%, 11/18/50	USD	130	189,800
			1,699,746
Philippines | 2.1%
Republic of Philippines:
4.200%, 01/21/24	USD	235	248,953
3.625%, 09/09/25	PHP	7,150	132,631

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
3.700%, 02/02/42	USD	445	$489,639
			871,223
Poland | 0.7%
Poland Government Bonds, 2.500%, 07/25/27	PLN	1,110	285,079
Qatar | 2.5%
State of Qatar:
5.103%, 04/23/48	USD	325	394,367
4.817%, 03/14/49	USD	550	648,485
			1,042,852
Romania | 2.8%
Romanian Government Bonds:
4.250%, 06/28/23	RON	2,295	528,139
4.750%, 02/24/25	RON	600	139,065
4.850%, 04/22/26	RON	860	200,445
5.800%, 07/26/27	RON	1,060	259,852
5.125%, 06/15/48	USD	56	56,560
			1,184,061
Russia | 6.1%
Russia Government Bonds - OFZ:
7.950%, 10/07/26	RUB	36,400	494,649
7.050%, 01/19/28	RUB	28,820	375,287
7.650%, 04/10/30	RUB	26,400	359,099
8.500%, 09/17/31	RUB	42,210	611,814
Russian Foreign Bond - Eurobond:
5.100%, 03/28/35	USD	200	231,000
5.250%, 06/23/47	USD	400	486,375
			2,558,224
Senegal | 0.3%
Republic of Senegal, 6.250%, 05/23/33	USD	160	142,800
South Africa | 5.6%
Republic of South Africa:
4.665%, 01/17/24	USD	60	56,100
10.500%, 12/21/26	ZAR	6,780	389,934
4.850%, 09/30/29	USD	105	85,575
8.000%, 01/31/30	ZAR	10,730	493,688
8.250%, 03/31/32	ZAR	6,910	307,557
8.500%, 01/31/37	ZAR	13,490	574,748
8.750%, 02/28/48	ZAR	5,970	251,395
6.300%, 06/22/48	USD	220	175,450
			2,334,447
South Korea | 0.8%
Export-Import Bank of Korea:
6.360%, 02/14/23	IDR	3,200,000	189,850
6.650%, 05/15/23	IDR	2,100,000	125,589
			315,439
Description	Security Currency	Principal Amount (000)	Fair Value
Sri Lanka | 0.8%
Republic of Sri Lanka:
6.250%, 10/04/20	USD	145	$99,098
5.750%, 01/18/22	USD	60	39,019
5.875%, 07/25/22	USD	85	54,962
6.850%, 11/03/25	USD	80	43,900
6.825%, 07/18/26	USD	25	14,614
6.750%, 04/18/28 (#)	USD	160	87,600
			339,193
Thailand | 3.6%
Thailand Government Bonds:
3.850%, 12/12/25	THB	8,063	281,371
2.875%, 12/17/28	THB	3,993	135,048
3.650%, 06/20/31	THB	7,670	278,802
3.775%, 06/25/32	THB	10,140	375,139
3.400%, 06/17/36	THB	4,690	172,600
3.300%, 06/17/38	THB	7,160	261,618
			1,504,578
Turkey | 4.4%
Republic of Turkey:
6.250%, 09/26/22	USD	340	331,287
7.250%, 12/23/23	USD	265	258,955
5.750%, 03/22/24	USD	125	116,758
5.600%, 11/14/24	USD	280	255,500
7.375%, 02/05/25	USD	95	93,694
6.000%, 01/14/41	USD	90	70,312
Turkey Government Bonds:
11.000%, 03/02/22	TRY	990	146,927
7.100%, 03/08/23	TRY	1,500	197,667
8.800%, 09/27/23	TRY	1,080	145,586
10.400%, 03/20/24	TRY	510	71,720
8.000%, 03/12/25	TRY	1,400	173,591
			1,861,997
Ukraine | 3.4%
Ukraine Government Bonds:
7.750%, 09/01/23	USD	100	93,500
7.750%, 09/01/24	USD	230	212,175
15.840%, 02/26/25	UAH	10,390	310,731
7.750%, 09/01/25	USD	601	543,154
9.750%, 11/01/28	USD	260	253,256
			1,412,816
United Arab Emirates | 1.2%
Abu Dhabi Government International Bonds, 3.125%, 05/03/26	USD	200	203,688
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	310	286,556
			490,244

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Uruguay | 1.2%
Republica Orient Uruguay:
4.375%, 01/23/31	USD	120	$130,237
4.975%, 04/20/55	USD	315	356,147
			486,384
Venezuela | 0.8%
Republic of Venezuela:
7.750%, 10/13/19 («)	USD	245	22,050
6.000%, 12/09/20 («)	USD	121	10,890
12.750%, 08/23/22 («)	USD	474	42,660
9.000%, 05/07/23 («)	USD	422	37,980
8.250%, 10/13/24 («)	USD	1,038	93,420
7.650%, 04/21/25 («)	USD	112	10,080
9.250%, 09/15/27 («)	USD	622	55,980
9.250%, 05/07/28 («)	USD	57	5,130
11.950%, 08/05/31	USD	52	4,680
9.375%, 01/13/34 («)	USD	460	41,400
7.000%, 03/31/38 («)	USD	58	5,220
			329,490
Total Foreign Government Obligations (Cost $45,335,050)			38,680,965
Quasi Government Bonds | 1.7%
Mexico | 0.2%
Petroleos Mexicanos, 4.875%, 01/24/22	USD	105	90,458
South Africa | 0.4%
Eskom Holdings SOC, Ltd., 5.750%, 01/26/21	USD	197	166,465
Turkey | 0.2%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	105	102,998
Ukraine | 0.6%
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/25	USD	250	231,780
Venezuela | 0.3%
Petroleos de Venezuela SA:
8.500%, 10/27/20 («)	USD	135	21,856
9.000%, 11/17/21 («)	USD	251	15,060
12.750%, 02/17/22 («)	USD	273	16,380
6.000%, 05/16/24	USD	346	20,760
6.000%, 11/15/26 («)	USD	124	7,440
5.375%, 04/12/27 («)	USD	292	17,520
9.750%, 05/17/35 («)	USD	295	17,700
5.500%, 04/12/37 («)	USD	100	6,000
			122,716
Total Quasi Government Bonds (Cost $1,513,824)			714,417
Description	Security Currency	Principal Amount (000)	Fair Value
Supranational Bonds | 2.0%
African Development Bank, 13.250%, 02/26/21	TRY	2,660	$403,667
Asian Development Bank, 16.250%, 01/12/21	TRY	1,130	172,919
European Bank for Reconstruction & Development:
12.000%, 02/24/21	TRY	1,130	168,514
7.500%, 05/15/22	IDR	1,223,000	76,103
International Finance Corp., 8.000%, 10/09/23	IDR	200,000	12,711
Total Supranational Bonds (Cost $913,474)			833,914

Description		Shares	Fair Value
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,228,487)		1,228,487	1,228,487
Total Investments | 104.0% (Cost $51,623,501) (»)			$43,669,844
Liabilities in Excess of Cash and Other Assets | (4.0)%			(1,684,575)
Net Assets | 100.0%			$41,985,269

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2020:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	234,865	USD	45,178	BOA	04/02/20	$23	$—
BRL	418,305	USD	80,463	BOA	04/02/20	40	—
BRL	419,603	USD	80,713	BOA	04/02/20	40	—
BRL	234,865	USD	47,036	BOA	05/05/20	—	1,932
BRL	418,305	USD	82,288	BOA	05/05/20	—	1,957
BRL	419,603	USD	81,724	BOA	05/05/20	—	1,143
BRL	135,195	USD	30,000	BRC	04/02/20	—	3,981
BRL	269,250	USD	51,792	BRC	04/02/20	26	—
BRL	472,562	USD	110,257	BRC	04/02/20	—	19,312
BRL	1,768,970	USD	340,272	BRC	04/02/20	170	—
BRL	270,630	USD	60,000	BRC	05/05/20	—	8,028
BRL	165,215	USD	33,043	CIT	04/02/20	—	1,247
BRL	1,963,898	USD	463,435	CIT	04/02/20	—	85,479
BRL	182,673	USD	35,138	HSB	04/02/20	18	—
BRL	531,143	USD	102,168	HSB	04/02/20	51	—
BRL	2,826,096	USD	666,737	HSB	04/02/20	—	122,849
BRL	4,789,995	USD	1,143,279	HSB	04/02/20	—	221,434
BRL	182,673	USD	36,584	HSB	05/05/20	—	1,503
BRL	531,143	USD	103,705	HSB	05/05/20	—	1,703
BRL	5,045,325	USD	1,146,352	HSB	05/05/20	—	177,442
BRL	1,238,300	USD	238,194	JPM	04/02/20	119	—
BRL	4,604,080	USD	885,621	JPM	04/02/20	443	—
BRL	376,760	USD	72,472	UBS	04/02/20	36	—
BRL	400,080	USD	76,958	UBS	04/02/20	39	—
BRL	507,800	USD	97,678	UBS	04/02/20	49	—
BRL	598,868	USD	139,743	UBS	04/02/20	—	24,489
CLP	32,248,000	USD	40,000	BOA	04/21/20	—	2,304
CLP	107,751,451	USD	137,447	BRC	04/21/20	—	11,491
CLP	107,751,451	USD	137,622	UBS	04/21/20	—	11,667
CNH	756,948	USD	107,898	BOA	04/20/20	—	1,196
CNH	140,210	USD	19,979	BRC	04/20/20	—	214
CNH	786,192	USD	112,123	JPM	04/20/20	—	1,299
COP	13,744,179	USD	3,511	UBS	04/20/20	—	131
CZK	3,158,184	USD	140,161	JPM	05/20/20	—	13,034
CZK	2,105,456	USD	93,455	SCB	05/20/20	—	8,704
HUF	34,944,104	USD	117,219	BRC	05/14/20	—	10,273
IDR	8,536,845,835	USD	619,510	BOA	04/14/20	—	96,659
IDR	303,400,000	USD	20,000	BRC	04/14/20	—	1,418
IDR	1,792,960,000	USD	130,000	BRC	04/14/20	—	20,188
IDR	5,210,190,773	USD	377,851	BRC	04/14/20	—	58,746
IDR	5,661,731,557	USD	375,945	JPM	08/26/20	—	33,744
IDR	492,750,000	USD	30,000	SCB	04/14/20	179	—
IDR	8,662,948,560	USD	628,661	SCB	04/14/20	—	98,087
INR	24,043,275	USD	334,480	HSB	04/09/20	—	16,864
INR	8,014,425	USD	111,483	UBS	04/09/20	—	5,611

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MXN	969,585	USD	45,072	BRC	04/21/20	$—	$4,311
MXN	975,252	USD	50,000	HSB	04/21/20	—	9,001
MXN	598,431	USD	30,000	SCB	04/21/20	—	4,842
MXN	735,166	USD	29,887	UBS	05/20/20	886	—
MYR	210,375	USD	50,000	SCB	04/24/20	—	1,329
MYR	502,110	USD	122,931	SCB	04/24/20	—	6,766
PLN	1,010,565	USD	263,154	BOA	06/29/20	—	18,942
PLN	2,664,753	USD	701,048	BOA	06/29/20	—	57,087
PLN	1,246,353	USD	325,249	BRC	06/29/20	—	24,056
PLN	2,537,860	USD	666,617	BRC	06/29/20	—	53,320
PLN	4,060,577	USD	1,066,734	CIT	06/29/20	—	85,460
PLN	385,475	USD	100,000	HSB	06/29/20	—	6,847
PLN	3,426,112	USD	899,738	HSB	06/29/20	—	71,787
PLN	1,881,390	USD	488,654	JPM	06/29/20	—	33,999
PLN	116,517	USD	30,000	UBS	06/29/20	—	1,843
RON	379,411	USD	87,321	BRC	04/10/20	—	824
RON	363,834	USD	82,129	SCB	04/10/20	818	—
RON	268,576	USD	63,566	UBS	04/10/20	—	2,337
RUB	9,780,507	USD	126,151	BRC	04/09/20	—	1,755
RUB	11,122,118	USD	141,357	CIT	04/09/20	103	—
RUB	13,958,051	USD	177,401	CIT	04/09/20	130	—
RUB	13,928,313	USD	176,733	HSB	04/09/20	419	—
RUB	25,324,941	USD	318,553	UBS	04/09/20	3,551	—
THB	22,349,225	USD	707,411	BOA	05/18/20	—	26,283
THB	35,758,759	USD	1,132,323	CIT	05/18/20	—	42,518
TRY	1,473,749	USD	224,061	SCB	05/20/20	—	4,359
TRY	176,498	USD	26,426	UBS	05/20/20	—	114
USD	47,114	BRL	234,865	BOA	04/02/20	1,914	—
USD	81,842	BRL	419,603	BOA	04/02/20	1,088	—
USD	82,425	BRL	418,305	BOA	04/02/20	1,921	—
USD	26,006	BRL	135,195	BRC	04/02/20	—	13
USD	60,000	BRL	269,250	BRC	04/02/20	8,182	—
USD	90,900	BRL	472,562	BRC	04/02/20	—	45
USD	370,000	BRL	1,768,970	BRC	04/02/20	29,558	—
USD	31,780	BRL	165,215	CIT	04/02/20	—	16
USD	377,767	BRL	1,963,898	CIT	04/02/20	—	189
USD	32,990	BRL	165,215	CIT	05/05/20	1,261	—
USD	36,645	BRL	182,673	HSB	04/02/20	1,489	—
USD	103,840	BRL	531,143	HSB	04/02/20	1,621	—
USD	543,616	BRL	2,826,096	HSB	04/02/20	—	272
USD	921,383	BRL	4,789,995	HSB	04/02/20	—	461
USD	280,000	BRL	1,238,300	JPM	04/02/20	41,687	—
USD	1,040,000	BRL	4,604,080	JPM	04/02/20	153,935	—
USD	288,484	BRL	1,470,923	SSB	05/05/20	6,006	—
USD	80,000	BRL	376,760	UBS	04/02/20	7,492	—
USD	80,000	BRL	400,080	UBS	04/02/20	3,004	—
USD	100,000	BRL	507,800	UBS	04/02/20	2,273	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	115,196	BRL	598,868	UBS	04/02/20	$—	$58
USD	39,981	CLP	32,734,362	BRC	04/21/20	1,716	—
USD	86,447	CLP	68,530,859	BRC	04/21/20	6,338	—
USD	140,000	CLP	117,810,000	BRC	04/21/20	2,286	—
USD	70,019	CLP	57,310,633	UBS	04/21/20	3,026	—
USD	349,903	CNH	2,482,314	CIT	04/29/20	9	—
USD	40,000	CZK	998,094	SCB	05/20/20	—	176
USD	20,000	HUF	6,427,193	SCB	05/14/20	330	—
USD	30,000	HUF	9,850,065	SCB	05/14/20	—	146
USD	80,000	HUF	26,316,840	UBS	05/14/20	—	542
USD	134,934	IDR	1,856,418,384	BOA	04/14/20	21,235	—
USD	12,026	IDR	197,640,674	BRC	04/14/20	—	79
USD	100,000	IDR	1,448,500,000	BRC	04/14/20	11,285	—
USD	107,781	IDR	1,522,724,697	BRC	04/14/20	14,519	—
USD	151,294	IDR	2,071,210,593	BRC	04/14/20	24,440	—
USD	1,260,554	IDR	18,145,671,664	BRC	04/14/20	149,197	—
USD	148,250	IDR	2,132,276,440	JPM	08/26/20	19,373	—
USD	152,772	IDR	2,197,777,711	JPM	08/26/20	19,936	—
USD	161,356	IDR	2,209,291,300	SCB	04/14/20	26,045	—
USD	280,000	INR	20,860,000	BRC	04/09/20	4,436	—
USD	150,000	INR	10,803,000	SCB	04/09/20	7,291	—
USD	55,199	MXN	1,294,219	BRC	04/21/20	790	—
USD	190,000	MXN	3,664,625	SCB	04/21/20	35,941	—
USD	30,000	MYR	129,519	SCB	04/24/20	35	—
USD	320,000	MYR	1,353,229	SCB	04/24/20	6,927	—
USD	410,000	MYR	1,724,419	SCB	04/24/20	11,051	—
USD	222,435	PEN	791,667	BOA	04/30/20	—	7,975
USD	198,637	PEN	682,615	BOA	05/04/20	—	3
USD	80,000	PEN	277,080	UBS	04/30/20	—	642
USD	69,582	PHP	3,574,576	SCB	04/13/20	—	659
USD	6,303	PLN	24,504	BRC	06/29/20	382	—
USD	338,460	PLN	1,284,955	BRC	06/29/20	27,939	—
USD	1,472,456	PLN	5,787,165	CIT	06/29/20	73,936	—
USD	241,540	PLN	916,428	JPM	06/29/20	20,077	—
USD	70,000	PLN	288,855	SCB	06/29/20	196	—
USD	90,000	PLN	354,942	SCB	06/29/20	4,225	—
USD	100,000	PLN	415,640	SCB	06/29/20	—	443
USD	160,000	PLN	604,895	UBS	06/29/20	13,822	—
USD	190,000	PLN	814,832	UBS	06/29/20	—	6,911
USD	94,923	RON	409,422	BRC	04/10/20	1,584	—
USD	180,000	RON	758,790	BRC	04/10/20	7,012	—
USD	423,610	RON	1,879,177	BRC	04/10/20	—	4,802
USD	70,000	RON	307,405	SCB	04/10/20	—	82
USD	170,000	RUB	12,308,000	BRC	04/09/20	13,456	—
USD	615,293	RUB	44,348,369	BRC	04/09/20	51,233	—
USD	2,587	RUB	196,853	BRC	04/16/20	86	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	404,707	RUB	29,098,962	CIT	04/09/20	$34,602	$—
USD	2,625	RUB	196,853	UBS	04/16/20	124	—
USD	316,054	RUB	25,324,941	UBS	05/28/20	—	3,600
USD	240,000	THB	7,666,560	BRC	05/18/20	6,349	—
USD	537,928	THB	16,901,700	CIT	05/18/20	22,822	—
USD	110,000	THB	3,515,600	SCB	05/18/20	2,857	—
USD	200,163	THB	6,297,320	SCB	05/18/20	8,242	—
USD	592,007	TRY	3,718,399	CIT	05/20/20	37,679	—
USD	428,777	TRY	2,692,633	SCB	05/20/20	27,367	—
USD	40,000	TRY	264,106	UBS	05/20/20	628	—
USD	106,786	UAH	3,139,500	BOA	04/27/20	—	4,799
USD	89,893	UYU	4,330,130	JPM	09/14/20	—	6,248
USD	73,499	ZAR	1,196,742	BOA	05/20/20	7,040	—
USD	46,876	ZAR	827,865	BRC	05/20/20	903	—
USD	73,692	ZAR	1,196,742	BRC	05/20/20	7,233	—
USD	75,410	ZAR	1,358,208	BRC	05/20/20	—	15
USD	169,082	ZAR	2,824,119	BRC	05/20/20	12,250	—
USD	188,720	ZAR	3,074,255	CIT	05/20/20	17,998	—
USD	24,590	ZAR	444,280	JPM	05/20/20	—	82
USD	101,682	ZAR	1,694,472	UBS	05/20/20	7,583	—
UYU	4,330,130	USD	102,729	HSB	09/14/20	—	6,589
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,042,402	$1,566,756

Interest Rate Swap Agreements open at March 31, 2020:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	BRC	$ 1,617,661	01/02/23	6.58%	Maturity	1 month Brazilian Interbank Deposit Average	$2,706

Centrally Cleared Interest Rate Swap Agreements open at March 31, 2020:

Currency	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	$ 2,303,558	01/02/23	6.14%	Maturity	1 month Brazilian Interbank Deposit Average	$5,534

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 32.1%
Australia | 1.0%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	130	$84,042
Canada | 2.0%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	130	93,452
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	110	77,111
			170,563
France | 1.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	100	99,871
Germany | 1.2%
BMW Finance NV, 0.875%, 08/16/22	GBP	65	76,498
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	25	24,838
			101,336
Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	80	48,623
Switzerland | 0.7%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	55	57,175
United Kingdom | 1.3%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	105,620
United States | 24.1%
Adobe, Inc., 2.300%, 02/01/30	USD	80	79,972
Amazon.com, Inc., 3.150%, 08/22/27	USD	80	87,623
American Express Co., 3.000%, 10/30/24	USD	90	92,848
Apple, Inc., 3.850%, 05/04/43	USD	115	136,014
Bank of America Corp., 3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	90	91,058
Citigroup, Inc., 2.406% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	160	97,539
Constellation Brands, Inc., 4.250%, 05/01/23	USD	65	65,588
DaVita, Inc., 5.125%, 07/15/24	USD	45	44,865
Description	Security Currency	Principal Amount (000)	Fair Value
HCA, Inc., 5.000%, 03/15/24	USD	45	$46,599
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	125	88,681
Johnson & Johnson, 3.625%, 03/03/37	USD	45	51,586
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	65	67,880
McDonald’s Corp., 3.125%, 03/04/25	CAD	120	85,591
Microsoft Corp., 4.450%, 11/03/45	USD	110	144,633
Morgan Stanley, 3.625%, 01/20/27	USD	45	47,567
PepsiCo, Inc., 2.875%, 10/15/49	USD	125	129,728
Pfizer, Inc., 2.625%, 04/01/30	USD	60	62,960
Sealed Air Corp., 4.875%, 12/01/22	USD	45	45,056
Service Corp. International, 4.625%, 12/15/27	USD	45	45,000
Starbucks Corp., 4.450%, 08/15/49	USD	110	125,711
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	90	92,909
The Home Depot, Inc., 5.875%, 12/16/36	USD	60	81,479
The Procter & Gamble Co., 2.450%, 03/25/25	USD	68	71,286
United Rentals North America, Inc., 4.875%, 01/15/28	USD	45	43,650
Verizon Communications, Inc., 3.875%, 02/08/29	USD	90	100,741
			2,026,564
Total Corporate Bonds (Cost $2,675,419)			2,693,794
Foreign Government Obligations | 36.2%
Australia | 0.5%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	64	42,769
Bahamas | 1.3%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	108,154
Bermuda | 2.6%
Government of Bermuda, 3.717%, 01/25/27	USD	200	215,125
Canada | 3.6%
City of Vancouver, 2.900%, 11/20/25	CAD	90	68,289

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Province of Quebec:
1.650%, 03/03/22	CAD	190	$137,025
2.500%, 04/20/26	USD	90	97,370
			302,684
Chile | 1.4%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	90,000	114,817
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	41,500
Czech Republic | 3.0%
Czech Republic, 2.130% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	6,410	250,862
France | 2.2%
Government of France, 1.750%, 06/25/39	EUR	139	188,426
Hungary | 4.1%
Hungary, 6.375%, 03/29/21	USD	90	93,319
Hungary Government Bonds:
2.500%, 10/24/24	HUF	25,840	82,560
2.750%, 12/22/26	HUF	23,900	76,855
3.000%, 10/27/27	HUF	28,410	91,645
			344,379
Italy | 0.8%
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	68,760
Mexico | 1.9%
Mexico Cetes, 0.000%, 04/23/20	MXN	26,716	111,794
United Mexican States, 6.750%, 02/06/24	GBP	35	48,894
			160,688
New Zealand | 1.0%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	120	85,411
Norway | 2.4%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	101,313
2.350%, 09/04/24	NOK	1,000	99,531
			200,844
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	270	84,682
Description	Security Currency	Principal Amount (000)	Fair Value
Philippines | 1.3%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	5,460	$107,346
Poland | 2.9%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	1,070	246,953
Romania | 3.4%
Romanian Government Bonds:
4.000%, 10/27/21	RON	370	84,965
4.750%, 02/24/25	RON	505	117,047
2.375%, 04/19/27	EUR	77	86,064
			288,076
United Kingdom | 2.3%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	67	97,023
1.500%, 07/22/47	GBP	65	94,209
			191,232
Total Foreign Government Obligations (Cost $3,222,546)			3,042,708
Quasi Government Bonds | 1.6%
Canada | 1.6%
Export Development Canada, 1.800%, 09/01/22 (Cost $ 133,753)	CAD	180	131,207
Supranational Bonds | 13.6%
African Development Bank, 0.750%, 04/03/23	USD	125	124,992
Asian Development Bank:
1.000%, 12/15/22	GBP	80	100,599
2.125%, 03/19/25	USD	112	119,221
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	50	52,220
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	90	64,139
Inter-American Development Bank, 7.875%, 03/14/23	IDR	900,000	56,365
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	70	42,635
2.500%, 08/03/23	CAD	195	145,772
1.900%, 01/16/25	CAD	65	47,791
2.900%, 11/26/25	AUD	60	40,469
International Finance Corp.:
3.625%, 05/20/20	NZD	125	74,862
2.700%, 03/15/23	AUD	125	80,955
2.125%, 04/07/26	USD	180	193,068
Total Supranational Bonds (Cost $1,164,124)			1,143,088

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
US Municipal Bonds | 1.6%
California | 1.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	20	$31,541
State of California, 4.500%, 04/01/33	USD	45	51,791
7.550%, 04/01/39	USD	30	48,681
			132,013
Total US Municipal Bonds (Cost $125,869)			132,013
US Treasury Securities | 9.4%
US Treasury Notes:
1.750%, 05/15/23	USD	375	391,948
2.875%, 08/15/28	USD	176	208,189
1.750%, 11/15/29	USD	95	104,426
3.125%, 11/15/41	USD	63	86,032
Total US Treasury Securities (Cost $755,172)			790,595

Description	Shares	Fair Value
Short-Term Investments | 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $455,087)	455,087	455,087
Total Investments | 99.9% (Cost $8,531,970) (»)		$8,388,492
Cash and Other Assets in Excess of Liabilities | 0.1%		11,243
Net Assets | 100.0%		$8,399,735

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	96,190	USD	63,261	CIT	04/22/20	$—	$4,088
AUD	68,325	USD	41,000	HSB	04/22/20	1,032	—
AUD	45,304	USD	30,000	JPM	04/22/20	—	2,131
AUD	69,487	USD	41,000	JPM	04/22/20	1,746	—
CAD	102,321	USD	72,000	HSB	04/22/20	726	—
CHF	33,880	USD	34,819	HSB	04/22/20	416	—
CNH	444,954	USD	64,000	HSB	04/22/20	—	1,279
CZK	1,918,894	USD	78,000	HSB	04/22/20	—	794
CZK	13,896	USD	613	JPM	04/22/20	—	54
EUR	71,274	USD	79,650	CIT	04/22/20	—	984
EUR	58,493	USD	63,715	HSB	04/22/20	844	—
EUR	433,053	USD	478,000	HSB	04/22/20	—	34
EUR	743,594	USD	831,014	HSB	04/22/20	—	10,300
EUR	18,511	USD	21,000	JPM	04/22/20	—	569
EUR	38,529	USD	42,000	JPM	04/22/20	525	—
EUR	85,475	USD	95,526	JPM	04/22/20	—	1,186
EUR	93,214	USD	103,000	JPM	04/22/20	—	118
GBP	98,235	USD	119,000	HSB	04/22/20	3,067	—
GBP	52,253	USD	63,000	JPM	04/22/20	1,930	—
JPY	47,833,050	USD	437,411	CIT	04/22/20	7,828	—
JPY	46,023,120	USD	429,000	HSB	04/22/20	—	608
JPY	48,061,637	USD	439,521	HSB	04/22/20	7,846	—
JPY	12,295,694	USD	112,433	JPM	04/22/20	2,018	—
KRW	49,389,400	USD	41,486	HSB	04/22/20	—	890
KRW	82,565,000	USD	70,000	JPM	06/05/20	—	2,027
NZD	20,674	USD	13,000	JPM	04/22/20	—	666
NZD	93,521	USD	54,000	JPM	04/22/20	1,794	—
PLN	218,922	USD	54,000	HSB	04/22/20	—	1,086
RON	219,436	USD	50,000	HSB	04/22/20	—	19
SEK	250,376	USD	25,986	JPM	04/22/20	—	664
SGD	59,559	USD	43,000	JPM	04/22/20	—	1,083
USD	128,909	AUD	192,839	CIT	04/22/20	10,281	—
USD	37,998	AUD	64,322	HSB	04/22/20	—	1,571
USD	80,963	AUD	121,126	HSB	04/22/20	6,450	—
USD	4,000	AUD	6,114	JPM	04/22/20	239	—
USD	39,342	AUD	58,859	JPM	04/22/20	3,134	—
USD	65,281	AUD	114,169	JPM	04/22/20	—	4,952
USD	65,409	CAD	95,415	CIT	04/22/20	—	2,408
USD	80,696	CAD	107,484	CIT	04/22/20	4,301	—
USD	28,341	CAD	38,053	HSB	04/22/20	1,294	—
USD	269,274	CAD	358,644	HSB	04/22/20	14,364	—
USD	11,000	CAD	14,677	JPM	04/22/20	568	—
USD	104,437	CAD	139,106	JPM	04/22/20	5,565	—
USD	204,752	CAD	294,225	JPM	04/22/20	—	4,372
USD	46,830	CAD	62,375	MSC	04/22/20	2,496	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	122,137	CLP	94,322,522	CIT	04/22/20	$11,875	$—
USD	56,491	COP	194,179,641	CIT	04/22/20	8,745	—
USD	13,000	CZK	297,642	JPM	04/22/20	1,025	—
USD	78,700	CZK	2,027,952	JPM	04/22/20	—	2,894
USD	90,687	EUR	82,494	HSB	04/22/20	—	362
USD	180,800	EUR	165,000	HSB	04/22/20	—	1,312
USD	74,000	EUR	66,099	JPM	04/22/20	1,045	—
USD	22,251	GBP	19,165	HSB	04/22/20	—	1,564
USD	26,424	GBP	22,211	HSB	04/22/20	—	1,176
USD	26,876	GBP	22,592	HSB	04/22/20	—	1,197
USD	29,457	GBP	25,429	HSB	04/22/20	—	2,142
USD	13,714	GBP	10,601	JPM	04/22/20	541	—
USD	20,000	GBP	15,627	JPM	04/22/20	582	—
USD	79,268	HUF	25,340,001	JPM	04/22/20	1,760	—
USD	190,433	HUF	57,537,928	JPM	04/22/20	14,440	—
USD	50,000	JPY	5,478,450	HSB	04/22/20	—	994
USD	67,000	JPY	7,211,766	JPM	04/22/20	—	128
USD	40,443	KRW	49,389,400	HSB	04/22/20	—	153
USD	10,000	MXN	243,496	HSB	04/22/20	—	235
USD	25,457	MXN	481,949	HSB	04/22/20	5,199	—
USD	5,000	MXN	98,333	JPM	04/22/20	867	—
USD	26,093	MXN	494,031	JPM	04/22/20	5,328	—
USD	4,000	NOK	37,238	JPM	04/22/20	418	—
USD	58,000	NOK	554,863	JPM	04/22/20	4,623	—
USD	152,249	NOK	1,414,873	JPM	04/22/20	16,140	—
USD	23,642	NZD	40,677	CIT	04/22/20	—	625
USD	48,352	NZD	75,646	CIT	04/22/20	3,223	—
USD	69,798	NZD	109,222	HSB	04/22/20	4,637	—
USD	44,162	NZD	69,092	JPM	04/22/20	2,942	—
USD	53,293	NZD	94,387	JPM	04/22/20	—	3,017
USD	27,737	PEN	95,705	JPM	04/22/20	—	126
USD	48,642	PEN	165,000	JPM	04/22/20	605	—
USD	92,694	PHP	4,708,026	HSB	04/22/20	254	—
USD	9,000	PLN	34,847	HSB	04/22/20	577	—
USD	46,965	PLN	183,706	HSB	04/22/20	2,563	—
USD	74,209	PLN	316,371	HSB	04/22/20	—	2,259
USD	8,000	RON	34,543	HSB	04/22/20	132	—
USD	25,693	RON	116,188	HSB	04/22/20	—	772
USD	56,739	RON	248,393	HSB	04/22/20	163	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$166,148	$60,839

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 90.6%
Aerospace & Defense | 0.2%
Triumph Group, Inc., 6.250%, 09/15/24 (#)	$500	$445,655
Auto Components | 2.3%
Dana, Inc., 5.500%, 12/15/24	1,800	1,570,518
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,535,187
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,317,750
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,465,231
5.000%, 05/31/26	250	230,625
		6,119,311
Automobiles | 0.9%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	1,899,320
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	650,000
		2,549,320
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28 (#)	1,750	1,645,000
Capital Markets | 1.1%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,417,500
MPT Operating Partnership LP, 6.375%, 03/01/24	1,560	1,560,000
		2,977,500
Chemicals | 2.6%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,694,933
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	782,418
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,345,679
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,428,750
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,721,335
		6,973,115
Commercial Services & Supplies | 4.0%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,728,000
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,893,200
Description	Principal Amount (000)	Fair Value
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	$1,900	$1,757,500
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,957,800
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,719,000
The ADT Security Corp.:
6.250%, 10/15/21	1,400	1,368,500
4.125%, 06/15/23	500	488,745
		10,912,745
Communications Equipment | 0.5%
CommScope, Inc., 5.000%, 06/15/21 (#)	115	113,850
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,273,125
		1,386,975
Construction Materials | 1.2%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,663,200
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,680,105
		3,343,305
Containers & Packaging | 4.3%
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,194,000
Ball Corp., 4.000%, 11/15/23	2,100	2,115,750
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,587,215
4.250%, 09/30/26	500	492,500
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,439,520
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	2,092	2,113,234
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,702,125
Silgan Holdings, Inc., 4.125%, 02/01/28 (#)	100	92,250
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	896,250
		11,632,844
Diversified Consumer Services | 1.4%
Service Corp. International, 4.625%, 12/15/27	2,000	2,000,000
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	1,800	1,777,500
		3,777,500

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Diversified Financial Services | 1.1%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	$1,700	$1,453,500
Level 3 Financing, Inc., 5.125%, 05/01/23	1,550	1,522,860
		2,976,360
Diversified Telecommunication Services | 3.3%
CenturyLink, Inc.:
5.625%, 04/01/20	1,550	1,550,000
4.000%, 02/15/27 (#)	1,100	1,050,500
Connect Finco Sarl, 6.750%, 10/01/26 (#)	1,500	1,239,375
Front Range BidCo, Inc., 4.000%, 03/01/27 (#)	1,000	956,875
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,070,090
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,027,500
		8,894,340
Electrical Equipment | 0.4%
Sensata Tech, Inc., 4.375%, 02/15/30	1,100	990,000
Energy Equipment & Services | 0.1%
Precision Drilling Corp., 5.250%, 11/15/24	1,000	350,000
Entertainment | 1.3%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,411,058
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,561,625
4.375%, 11/15/26	500	501,250
		3,473,933
Equity Real Estate Investment Trusts (REITs) | 4.2%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,195,116
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	1,680,000
Iron Mountain, Inc.:
6.000%, 08/15/23	1,450	1,457,250
4.875%, 09/15/29 (#)	500	469,690
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	1,800	1,494,000
RHP Hotel Properties LP, 5.000%, 04/15/23	1,525	1,189,500
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,547,000
Description	Principal Amount (000)	Fair Value
VICI Properties LP, 4.250%, 12/01/26 (#)	$1,500	$1,376,250
		11,408,806
Food & Staples Retailing | 1.7%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,776,250
Ingles Markets, Inc., 5.750%, 06/15/23	1,168	1,162,160
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,678,650
		4,617,060
Food Products | 2.5%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,463,490
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	1,970,000
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,852,470
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,485,000
		6,770,960
Gas Utilities | 1.2%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,443,438
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,692,000
		3,135,438
Health Care Equipment & Supplies | 1.4%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	1,800	1,773,000
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,980,000
		3,753,000
Health Care Providers & Services | 4.4%
Centene Corp.:
4.750%, 01/15/25	500	506,250
3.375%, 02/15/30 (#)	1,500	1,395,000
DaVita, Inc., 5.125%, 07/15/24	2,000	1,994,000
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,535,490
HCA, Inc., 3.500%, 09/01/30	2,000	1,815,763
LifePoint Health, Inc., 4.375%, 02/15/27 (#)	1,250	1,177,500
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,683,000
Tenet Healthcare Corp.:
4.625%, 07/15/24	750	714,375

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
4.875%, 01/01/26 (#)	$1,000	$952,500
		11,773,878
Hotels, Restaurants & Leisure | 8.2%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	1,995,000
Boyd Gaming Corp.:
6.375%, 04/01/26	750	648,750
4.750%, 12/01/27 (#)	850	701,250
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,440,000
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,333,000
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,158,625
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,080,000
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,021,682
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	1,873,950
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,333,289
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,396,640
MGM Resorts International, 4.625%, 09/01/26	800	680,240
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,522,500
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,567,875
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,415,777
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,860,000
		22,028,578
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,623,125
Household Products | 1.2%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,697,500
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,683,000
		3,380,500
Independent Power & Renewable Electricity Producers | 1.8%
AES Corp., 5.125%, 09/01/27	1,700	1,704,216
Description	Principal Amount (000)	Fair Value
Calpine Corp., 4.500%, 02/15/28 (#)	$1,500	$1,453,875
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,706,250
		4,864,341
Interactive Media & Services | 0.4%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,202,344
IT Services | 0.6%
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,534,485
Machinery | 3.7%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,651,400
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	729,686
4.625%, 05/15/30 (#)	1,000	892,500
Meritor, Inc., 6.250%, 02/15/24	1,700	1,615,187
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,693,125
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,697,500
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,682,779
		9,962,177
Media | 11.6%
AMC Networks, Inc., 4.750%, 12/15/22	1,000	969,700
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	503,235
4.750%, 03/01/30 (#)	1,500	1,496,250
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,872,800
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,034,350
7.500%, 04/01/28 (#)	1,690	1,800,560
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	1,218,780
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,587,576
Entercom Media Corp., 7.250%, 11/01/24 (#)	1,500	1,252,500
Lamar Media Corp., 5.750%, 02/01/26	1,726	1,766,043
Meredith Corp., 6.875%, 02/01/26	1,950	1,677,000
Nexstar Broadcasting, Inc., 5.625%, 07/15/27 (#)	1,500	1,466,250
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,116,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	$1,750	$1,478,750
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	403,996
5.000%, 08/01/27 (#)	1,750	1,776,075
TEGNA, Inc., 5.000%, 09/15/29 (#)	250	225,000
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,584,000
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,705,000
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,546,380
5.125%, 04/15/27 (#)	500	500,000
Virgin Media Secured Finance PLC, 5.500%, 08/15/26 (#)	1,750	1,776,250
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,600	1,560,000
		31,316,495
Metals & Mining | 3.9%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,745,460
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,601,006
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,557,500
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,077,570
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,335,000
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	478,330
5.000%, 12/15/26	1,550	1,619,145
		10,414,011
Oil, Gas & Consumable Fuels | 5.3%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,230,000
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,162,500
Energy Transfer Operating LP, 5.875%, 01/15/24	750	708,288
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	500	418,750
Murphy Oil Corp., 6.875%, 08/15/24	1,500	888,750
Newfield Exploration Co., 5.625%, 07/01/24	1,600	858,738
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,198,500
Description	Principal Amount (000)	Fair Value
PBF Holding Co. LLC, 6.000%, 02/15/28 (#)	$1,500	$1,008,750
Range Resources Corp., 5.000%, 08/15/22	950	712,215
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,225,710
Sunoco LP, 5.500%, 02/15/26	1,700	1,470,976
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	650,000
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,348,500
WPX Energy, Inc.:
6.000%, 01/15/22	900	720,000
5.750%, 06/01/26	1,000	570,000
5.250%, 10/15/27	100	55,000
		14,226,677
Professional Services | 1.1%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,575,611
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,550	1,428,821
		3,004,432
Road & Rail | 0.4%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,012,122
Semiconductors & Semiconductor Equipment | 0.4%
Qorvo, Inc., 5.500%, 07/15/26	1,000	1,045,250
Software | 1.4%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,538,359
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,459,770
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	1,000	889,700
		3,887,829
Specialty Retail | 1.9%
Asbury Automotive Group, Inc., 4.500%, 03/01/28 (#)	987	838,950
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,662	1,529,040
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,639,764
QVC, Inc., 4.750%, 02/15/27	1,250	1,106,519
		5,114,273

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Technology Hardware, Storage & Peripherals | 2.4%
Dell International LLC, 7.125%, 06/15/24 (#)	$1,525	$1,574,563
NCR Corp., 5.750%, 09/01/27 (#)	1,000	910,000
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,864,434
Western Digital Corp., 4.750%, 02/15/26	2,000	2,033,000
		6,381,997
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,732,500
Trading Companies & Distributors | 3.4%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,001,000
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,192,650
HD Supply, Inc., 5.375%, 10/15/26 (#)	2,000	1,944,240
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,395,000
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	974,850
3.875%, 11/15/27	1,100	1,039,500
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,504,000
		9,051,240
Wireless Telecommunication Services | 1.0%
Sprint Corp., 7.125%, 06/15/24	500	549,365
T-Mobile USA, Inc., 6.500%, 01/15/26	2,000	2,100,000
		2,649,365
Total Corporate Bonds (Cost $268,442,614)		244,338,786

Description	Shares	Fair Value
Exchange-Traded Funds | 1.9%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $6,043,972)	317,604	$5,265,874
Short-Term Investments | 6.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $17,111,257)	17,111,257	17,111,257
Total Investments | 98.8% (Cost $291,597,843)		$266,715,917
Cash and Other Assets in Excess of Liabilities | 1.2%		3,111,874
Net Assets | 100.0%		$269,827,791

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 9.1%
Automobiles | 7.6%
GM Financial Automobile Leasing Trust, 2.610%, 01/20/21	390	$390,390
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	2,350	2,361,185
Nissan Auto Lease Trust, 2.270%, 07/15/22	2,550	2,556,481
World Omni Automobile Lease Securitization Trust:
2.830%, 07/15/21	529	529,781
3.190%, 12/15/21	1,125	1,129,214
		6,967,051
Specialty Retail | 1.5%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,400	1,407,820
Total Asset-Backed Securities (Cost $8,344,287)		8,374,871
Corporate Bonds | 35.2%
Banks | 13.9%
Bank of America Corp.:
2.625%, 10/19/20	1,473	1,475,302
3.300%, 01/11/23	2,150	2,226,864
Citigroup, Inc., 2.650%, 10/26/20	3,626	3,638,005
JPMorgan Chase & Co., 4.625%, 05/10/21	1,760	1,808,492
Wells Fargo & Co., 2.600%, 07/22/20	3,675	3,675,704
		12,824,367
Biotechnology | 4.4%
AbbVie, Inc.:
2.500%, 05/14/20	2,030	2,030,141
2.300%, 05/14/21	1,997	1,990,942
		4,021,083
Capital Markets | 7.5%
Morgan Stanley:
5.500%, 07/28/21	3,475	3,607,536
2.750%, 05/19/22	200	202,119
The Goldman Sachs Group, Inc., 5.250%, 07/27/21	2,988	3,106,211
		6,915,866
Electronic Equipment, Instruments & Components | 1.2%
Amphenol Corp., 2.200%, 04/01/20	1,115	1,115,000
Food & Staples Retailing | 1.7%
The Kroger Co., 3.300%, 01/15/21	1,584	1,590,450
Description	Principal Amount (000)	Fair Value
Internet & Direct Marketing Retail | 1.8%
eBay, Inc.:
3.250%, 10/15/20	1,329	$1,322,478
2.875%, 08/01/21	375	371,524
		1,694,002
IT Services | 2.9%
Fiserv, Inc., 2.700%, 06/01/20	2,685	2,676,641
Oil, Gas & Consumable Fuels | 1.8%
Enterprise Products Operating LLC, 5.200%, 09/01/20	1,721	1,704,100
Total Corporate Bonds (Cost $32,465,783)		32,541,509
US Government Securities | 1.2%
Mortgage-Backed Securities | 1.2%
Federal National Mortgage Association:
Pool# AE0315, 4.500%, 02/01/21 (‡‡)	—	268
Pool# FM1033, 4.500%, 01/01/27	1,033	1,091,831
Total US Government Securities (Cost $1,071,508)		1,092,099
US Treasury Securities | 53.1%
U.S. Treasury Notes:
1.125%, 08/31/21	10,640	10,778,819
1.125%, 09/30/21	9,775	9,909,406
2.000%, 10/31/21	18,485	19,000,558
1.875%, 01/31/22	9,170	9,446,175
Total US Treasury Securities (Cost $48,164,898)		49,134,958

Description	Shares	Fair Value
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $1,163,374)	1,163,374	1,163,374
Total Investments | 99.9% (Cost $91,209,850)		$92,306,811
Cash and Other Assets in Excess of Liabilities | 0.1%		133,956
Net Assets | 100.0%		$92,440,767

Information Classification: Limited Access

Description		Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.4%
China | 0.1%
Huazhu Group, Ltd. ADR (±)		234	$6,723
United States | 0.3%
Alder Biopharmaceuticals, Inc. (‡)		3,247	2,857
Cardtronics PLC, Class A (*), (±)		461	9,644
Carnival Corp. (*)		300	3,840
Hope Bancorp, Inc. (±)		1,188	9,766
Pegasystems, Inc.		35	2,493
			28,600
Total Common Stocks (Cost $43,419)			35,323
Preferred Stocks | 1.0%
United States | 1.0%
NextEra Energy, Inc. (±) (Cost $89,505)		1,836	80,949

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 127.6%
Canada | 7.7%
Aphria, Inc., 5.250%, 06/01/24 (±)	USD	113	$69,354
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	165	67,308
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	186	107,056
Element Fleet Management Corp.:
4.250%, 06/30/20 (±)	CAD	43	29,485
4.250%, 06/30/24 (±)	CAD	77	59,639
First Majestic Silver Corp., 1.875%, 03/01/23 (±)	USD	88	89,320
Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	91	79,516
SSR Mining, Inc., 2.500%, 04/01/39 (±)	USD	73	71,507
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	168	53,094
			626,279
Cayman Islands | 0.7%
Theravance Biopharma, Inc., 3.250%, 11/01/23 (±)	USD	61	58,560
Chile | 0.9%
Liberty Latin America, Ltd., 2.000%, 07/15/24 (±)	USD	92	73,198
China | 3.4%
Huazhu Group, Ltd., 0.375%, 11/01/22 (±)	USD	39	37,417
Description	Security Currency	Principal Amount (000)	Fair Value
iQIYI, Inc., 2.000%, 04/01/25 (#), (±)	USD	63	$55,479
JOYY, Inc., 0.750%, 06/15/25 (#), (±)	USD	76	68,970
Luckin Coffee, Inc., 0.750%, 01/15/25 (#), (±)	USD	149	113,651
			275,517
Monaco | 0.7%
Endeavour Mining Corp., 3.000%, 02/15/23 (#), (±)	USD	64	59,200
Norway | 1.4%
SFL Corp., Ltd., 5.750%, 10/15/21 (±)	USD	131	115,667
Taiwan | 1.0%
Sea, Ltd., 1.000%, 12/01/24 (#), (±)	USD	74	82,149
United States | 111.8%
8x8, Inc., 0.500%, 02/01/24 (±)	USD	113	98,424
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	117	104,799
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	128	108,160
Allscripts Healthcare Solutions, Inc., 0.875%, 01/01/27 (±)	USD	110	86,949
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	133	119,044
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (#), (±)	USD	73	74,351
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	119	103,535
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	149	122,552
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	110	88,018
Bandwidth, Inc., 0.250%, 03/01/26 (±)	USD	71	68,091
Benefitfocus, Inc., 1.250%, 12/15/23 (±)	USD	28	21,403
Blackline, Inc., 0.125%, 08/01/24 (#), (±)	USD	92	90,015
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	131	124,955
Cardtronics, Inc., 1.000%, 12/01/20 (±)	USD	245	233,167
Chegg, Inc., 0.125%, 03/15/25 (±)	USD	20	18,910
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	58	52,811

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Coupa Software, Inc., 0.125%, 06/15/25 (±)	USD	91	$100,544
Cree, Inc., 0.875%, 09/01/23 (±)	USD	89	81,203
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	97	98,059
Cytokinetics, Inc., 4.000%, 11/15/26 (±)	USD	26	34,101
Encore Capital Group, Inc.:
2.875%, 03/15/21 (±)	USD	80	71,638
3.250%, 03/15/22 (±)	USD	204	174,621
3.250%, 10/01/25 (±)	USD	52	39,102
Enphase Energy, Inc., 1.000%, 06/01/24 (±)	USD	46	78,671
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	98	111,169
Evolent Health, Inc., 1.500%, 10/15/25 (±)	USD	47	29,168
Exact Sciences Corp.:
0.375%, 03/15/27 (±)	USD	33	27,727
0.375%, 03/01/28 (±)	USD	58	45,504
EZCORP, Inc.:
2.875%, 07/01/24 (±)	USD	64	49,656
2.375%, 05/01/25 (±)	USD	39	28,870
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	90	69,032
Halozyme Therapeutics, Inc., 1.250%, 12/01/24 (±)	USD	91	90,772
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	184	147,722
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	107	89,291
Horizon Pharma Investment, Ltd., 2.500%, 03/15/22 (±)	USD	135	155,250
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	70	55,611
IAC Financeco 2, Inc., 0.875%, 06/15/26 (±)	USD	39	35,883
IAC Financeco 3, Inc., 2.000%, 01/15/30 (±)	USD	47	42,945
II-VI, Inc., 0.250%, 09/01/22 (±)	USD	110	100,733
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	185	230,929
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	40	31,362
Infinera Corp., 2.125%, 09/01/24 (±)	USD	65	54,474
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	135	125,501
Description	Security Currency	Principal Amount (000)	Fair Value
Insmed, Inc., 1.750%, 01/15/25 (±)	USD	92	$76,825
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	73	64,501
Intercept Pharmaceuticals, Inc.:
3.250%, 07/01/23 (±)	USD	61	48,803
2.000%, 05/15/26 (±)	USD	68	57,854
Ironwood Pharmaceuticals, Inc.:
2.250%, 06/15/22 (±)	USD	92	96,819
1.500%, 06/15/26 (±)	USD	109	109,610
j2 Global, Inc., 1.750%, 11/01/26 (±)	USD	55	50,188
Kaman Corp., 3.250%, 05/01/24 (±)	USD	110	107,092
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	68	96,427
KBR, Inc., 2.500%, 11/01/23 (±)	USD	102	105,699
Knowles Corp., 3.250%, 11/01/21 (±)	USD	92	94,472
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	160	112,053
3.750%, 02/15/30 (±)	USD	43	27,799
Liberty Media Corp.:
2.250%, 12/01/48 (±)	USD	158	152,675
2.750%, 12/01/49 (±)	USD	156	133,090
Live Nation Entertainment, Inc.:
2.500%, 03/15/23 (±)	USD	14	13,307
2.000%, 02/15/25 (±)	USD	138	109,786
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	109	99,916
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	110	85,580
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	92	94,424
NanoString Technologies, Inc., 2.625%, 03/01/25 (±)	USD	54	46,293
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (±)	USD	52	66,639
New Relic, Inc., 0.500%, 05/01/23 (±)	USD	64	53,864
NRG Energy, Inc., 2.750%, 06/01/48 (±)	USD	72	68,580
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	181	172,742
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	104	84,695
NuVasive, Inc.:
2.250%, 03/15/21 (±)	USD	59	61,409
0.375%, 03/15/25 (±)	USD	30	25,451
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	96	88,502

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Pacira BioSciences, Inc., 2.375%, 04/01/22 (±)	USD	60	$57,823
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	118	113,893
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	101	79,356
Pegasystems, Inc., 0.750%, 03/01/25 (±)	USD	6	5,243
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	113	70,379
Perficient, Inc., 2.375%, 09/15/23 (±)	USD	52	49,548
Pluralsight, Inc., 0.375%, 03/01/24 (#), (±)	USD	110	81,015
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	126	122,282
3.500%, 06/01/23 (±)	USD	154	133,215
PROS Holdings, Inc., 1.000%, 05/15/24 (±)	USD	48	40,584
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	67	57,693
Radius Health, Inc., 3.000%, 09/01/24 (±)	USD	55	38,847
Rambus, Inc., 1.375%, 02/01/23 (±)	USD	36	34,741
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	104	126,035
Redfin Corp., 1.750%, 07/15/23 (±)	USD	122	110,400
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	168	108,933
Repligen Corp., 0.375%, 07/15/24 (±)	USD	73	76,899
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	58	45,467
RH, 0.000%, 09/15/24 (±)	USD	66	48,157
SailPoint Technologies Holding, Inc., 0.125%, 09/15/24 (±)	USD	91	77,578
SEACOR Holdings, Inc., 3.250%, 05/15/30 (±)	USD	22	16,700
SMART Global Holdings, Inc., 2.250%, 02/15/26 (±)	USD	92	81,124
Snap, Inc., 0.750%, 08/01/26 (±)	USD	94	82,582
Square, Inc., 0.125%, 03/01/25 (±)	USD	18	15,556
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	99	102,922
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	92	89,987
Description	Security Currency	Principal Amount (000)	Fair Value
Team, Inc., 5.000%, 08/01/23 (±)	USD	115	$86,537
The Chefs’ Warehouse, Inc., 1.875%, 12/01/24 (±)	USD	120	71,625
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (±)	USD	73	55,663
TTM Technologies, Inc., 1.750%, 12/15/20 (±)	USD	32	35,876
Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	113	81,244
Twitter, Inc., 0.250%, 06/15/24 (±)	USD	67	60,082
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	101	89,701
Wayfair, Inc., 0.375%, 09/01/22 (±)	USD	91	69,615
Western Digital Corp., 1.500%, 02/01/24 (±)	USD	45	39,142
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	76	56,953
Workiva, Inc., 1.125%, 08/15/26 (±)	USD	62	49,208
Wright Medical Group NV, 2.250%, 11/15/21 (±)	USD	119	163,551
Wright Medical Group, Inc., 1.625%, 06/15/23 (±)	USD	40	40,178
Zillow Group, Inc.:
2.000%, 12/01/21 (±)	USD	87	87,557
1.500%, 07/01/23 (±)	USD	92	77,763
0.750%, 09/01/24 (±)	USD	73	74,128
			9,125,599
Total Convertible Corporate Bonds (Cost $12,181,303)			10,416,169

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Purchased Options | 0.0%
Call
Apellis Pharmaceuticals, Inc., Expires 04/17/20	RBS	1	$45	$100	$20
Cemex SAB de CV, Expires 04/17/20	RBS	16	4	1,600	16
ETSY, Inc., Expires 04/17/20	RBS	1	70	100	3
Infinera Corp., Expires 04/17/20	RBS	3	9	300	15
Nuance Communications, Inc., Expires 04/17/20	RBS	7	20	700	35

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Pluralsight, Inc., Expires 04/17/20	RBS	3	23	$300	$15
Total Purchased Options (Cost $1,335)					104

Description	Shares	Fair Value
Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $215,968)	215,968	215,968
Total Investments excluding Securities Sold Short | 131.6% (Cost $12,531,530)		$10,748,513
Securities Sold Short | (38.9)%
Common Stocks | (34.8)%
Canada | (1.0)%
Aphria, Inc.	(298)	(912)
Aurora Cannabis, Inc.	(263)	(238)
Canopy Growth Corp.	(95)	(1,381)
Element Fleet Management Corp.	(2,281)	(14,523)
First Majestic Silver Corp.	(5,600)	(34,664)
Pretium Resources, Inc.	(1,425)	(8,080)
SSR Mining, Inc.	(2,083)	(23,704)
Tilray, Inc.	(113)	(747)
		(84,249)
Cayman Islands | (0.3)%
Theravance Biopharma, Inc.	(1,130)	(26,114)
		(26,114)
Chile | (0.2)%
Liberty Latin America, Ltd., Class C	(1,764)	(18,099)
		(18,099)
China | (1.2)%
iQIYI, Inc. ADR	(1,365)	(24,297)
JOYY, Inc. ADR	(415)	(22,103)
Luckin Coffee, Inc. ADR	(1,814)	(49,323)
		(95,723)
Monaco | (0.1)%
Endeavour Mining Corp.	(774)	(11,005)
		(11,005)
Thailand | (0.6)%
Sea, Ltd. ADR	(1,059)	(46,924)
		(46,924)
Description	Shares	Fair Value
United States | (31.4)%
8x8, Inc.	(2,077)	$(28,787)
Aerie Pharmaceuticals, Inc.	(2,530)	(34,155)
Air Transport Services Group, Inc.	(2,338)	(42,739)
Allscripts Healthcare Solutions, Inc.	(4,383)	(30,856)
Alteryx, Inc., Class A	(334)	(31,787)
Apellis Pharmaceuticals, Inc.	(1,283)	(34,372)
Atlas Air Worldwide Holdings, Inc.	(1,297)	(33,294)
Avaya Holdings Corp.	(480)	(3,883)
Bandwidth, Inc., Class A	(541)	(36,404)
Benefitfocus, Inc.	(147)	(1,310)
Blackline, Inc.	(818)	(43,035)
Bridgebio Pharma, Inc.	(2,274)	(65,946)
Chegg, Inc.	(155)	(5,546)
Collegium Pharmaceutical, Inc.	(1,200)	(19,596)
Coupa Software, Inc.	(428)	(59,804)
Cree, Inc.	(635)	(22,517)
CSG Systems International, Inc.	(68)	(2,846)
Cytokinetics, Inc.	(2,085)	(24,582)
Encore Capital Group, Inc.	(2,467)	(57,678)
Enphase Energy, Inc.	(1,977)	(63,837)
Everbridge, Inc.	(575)	(61,157)
Evolent Health, Inc., Class A	(563)	(3,057)
Exact Sciences Corp.	(380)	(22,040)
EZCORP, Inc. Class A	(4,028)	(16,797)
Flexion Therapeutics, Inc.	(1,121)	(8,822)
Halozyme Therapeutics, Inc.	(2,480)	(44,615)
Herbalife Nutrition, Ltd.	(867)	(25,282)
Horizon Therapeutics PLC	(1,885)	(55,834)
I3 Verticals, Inc., Class A	(942)	(17,983)
IAC/InterActiveCorp	(193)	(34,591)
II-VI, Inc.	(1,052)	(29,982)
Impinj, Inc.	(713)	(11,914)
Infinera Corp.	(3,532)	(18,720)
Innovative Industrial Properties, Inc. REIT	(2,221)	(168,641)
Innoviva, Inc.	(2,732)	(32,128)
Insmed, Inc.	(909)	(14,571)
Integra LifeSciences Holdings Corp.	(296)	(13,222)
Intercept Pharmaceuticals, Inc.	(546)	(34,376)
Ironwood Pharmaceuticals, Inc.	(8,388)	(84,635)
j2 Global, Inc.	(132)	(9,880)
Kaman Corp.	(455)	(17,504)
Karyopharm Therapeutics, Inc.	(3,388)	(65,084)
KBR, Inc.	(1,921)	(39,726)
Knowles Corp.	(1,248)	(16,698)
Live Nation Entertainment, Inc.	(626)	(28,458)
LivePerson, Inc.	(1,130)	(25,708)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Marriott Vacations Worldwide Corp.	(172)	$(9,560)
Microchip Technology, Inc.	(952)	(64,546)
NanoString Technologies, Inc.	(564)	(13,564)
Neurocrine Biosciences, Inc.	(392)	(33,928)
Nuance Communications, Inc.	(750)	(12,585)
Nutanix, Inc., Class A	(426)	(6,731)
NuVasive, Inc.	(279)	(14,134)
OSI Systems, Inc.	(179)	(12,337)
Pacira BioSciences, Inc.	(90)	(3,034)
Patrick Industries, Inc.	(115)	(3,238)
PennyMac Mortgage Investment Trust	(280)	(2,974)
Perficient, Inc.	(484)	(13,112)
Pluralsight, Inc., Class A	(530)	(5,819)
PRA Group, Inc.	(1,627)	(45,100)
PROS Holdings, Inc.	(207)	(6,423)
Pure Storage, Inc., Class A	(638)	(7,847)
Radius Health, Inc.	(361)	(4,693)
Rambus, Inc.	(380)	(4,218)
Rapid7, Inc.	(1,851)	(80,204)
Redfin Corp.	(1,917)	(29,560)
Redwood Trust, Inc. REIT	(702)	(3,608)
Repligen Corp.	(394)	(38,037)
Revance Therapeutics, Inc.	(960)	(14,208)
RH	(174)	(17,482)
SailPoint Technologies Holding, Inc.	(1,960)	(29,831)
SEACOR Holdings, Inc.	(145)	(3,909)
Sirius XM Holdings, Inc.	(8,014)	(39,589)
SMART Global Holdings, Inc.	(1,346)	(32,708)
Snap, Inc., Class A	(2,544)	(30,248)
Square, Inc. Class A	(67)	(3,510)
Synaptics, Inc.	(568)	(32,870)
Tabula Rasa HealthCare, Inc.	(984)	(51,453)
Team, Inc.	(1,802)	(11,713)
The Chefs’ Warehouse, Inc.	(811)	(8,167)
The Greenbrier Cos., Inc.	(260)	(4,612)
TTM Technologies, Inc.	(1,896)	(19,605)
Turning Point Brands, Inc.	(949)	(20,033)
Twitter, Inc.	(439)	(10,782)
Vishay Intertechnology, Inc.	(239)	(3,444)
Wayfair, Inc., Class A	(523)	(27,949)
Western Digital Corp.	(63)	(2,622)
Winnebago Industries, Inc.	(655)	(18,216)
Workiva, Inc.	(307)	(9,925)
Wright Medical Group NV	(4,214)	(120,731)
Description	Shares	Fair Value
Zillow Group, Inc. Class C	(2,426)	$(87,385)
		(2,560,643)
Total Common Stocks (Proceeds $ 3,539,262)		(2,842,757)
Exchange-Traded Fund | (4.1)%
United States | (4.1)%
iShares 7-10 Year Treasury Bond ETF	(2,772)	(336,743)
		(336,743)
Total Exchange-Traded Funds (Proceeds $313,153)		(336,743)
Total Securities Sold Short (Proceeds $3,852,415)		(3,179,500)
Total Investments | 92.7% (Cost and short proceeds $8,679,115) (»)		7,569,013
Cash and Other Assets in Excess of Liabilities | 7.3%		593,341
Net Assets | 100.0%		$8,162,354

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at March 31, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation
USD	199,138	CAD	265,000	SSB	04/22/20	$10,786

Written Options open at March 31, 2020:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Apellis Pharmaceuticals, Inc.	RBS	1	$35.00	04/17/20	$1	$101	$(841)

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 13.8%
Australia | 0.4%
AGL Energy, Ltd.	2,332	$24,974
ASX, Ltd.	56	2,701
BHP Group, Ltd.	614	11,162
BlueScope Steel, Ltd.	817	4,456
Cochlear, Ltd.	55	6,319
CSL, Ltd.	182	33,015
Evolution Mining, Ltd.	3,407	7,902
Fortescue Metals Group, Ltd.	2,774	16,943
JB Hi-Fi, Ltd.	620	10,916
Northern Star Resources, Ltd.	1,099	7,037
Regis Resources, Ltd.	3,196	7,146
Sandfire Resources Ltd.	2,328	4,697
Santos, Ltd.	1,986	4,305
Saracen Mineral Holdings, Ltd. (*)	5,615	12,647
Woolworths Group, Ltd.	516	11,274
		165,494
Belgium | 0.1%
Proximus SADP	632	14,503
Warehouses De Pauw CVA	313	9,000
		23,503
Canada | 1.1%
Alimentation Couche-Tard, Inc., Class B	994	23,414
Atco, Ltd., Class I	477	13,209
Bank of Montreal	336	16,966
BRP, Inc.	226	3,687
CAE, Inc.	1,410	17,794
Canadian National Railway Co.	400	31,052
Canadian Pacific Railway, Ltd.	44	9,710
Canadian Utilities, Ltd., Class A	777	18,573
Capital Power Corp.	789	15,222
Centerra Gold, Inc. (*)	1,551	9,225
CGI, Inc. (*)	233	12,614
CI Financial Corp.	991	9,838
Cogeco Communications, Inc.	403	27,339
Colliers International Group, Inc.	126	6,027
Constellation Software, Inc.	16	14,542
Empire Co., Ltd., Class A	650	12,716
Fairfax Financial Holdings, Ltd.	26	7,971
Fortis, Inc.	1,376	53,063
Granite Real Estate Investment Trust	273	11,277
H&R Real Estate Investment Trust	996	6,320
iA Financial Corp., Inc.	447	14,052
Kirkland Lake Gold, Ltd.	464	13,667
Magna International, Inc.	178	5,680
Description	Shares	Fair Value
Northland Power, Inc.	1,901	$37,944
Power Corp. of Canada	473	7,609
Quebecor, Inc., Class B	463	10,235
Rogers Communications, Inc., Class B	1,066	44,494
Teck Resources, Ltd., Class B	109	826
The Toronto-Dominion Bank	700	29,673
		484,739
Denmark | 0.1%
Coloplast A/S, Class B	162	23,570
Novo Nordisk A/S, Class B	436	26,300
		49,870
France | 0.1%
Engie SA	68	703
Orange SA	870	10,787
Peugeot SA	352	4,693
Total SA	144	5,584
Veolia Environnement SA	56	1,198
		22,965
Germany | 0.2%
Allianz SE	81	13,963
Deutsche Telekom AG	83	1,099
Merck KGaA Sponsored ADR	935	19,074
Muenchener Rueckversicherungs AG	72	14,554
Rational AG	17	9,109
SAP SE	10	1,149
Symrise AG ADR	1,340	30,552
Teamviewer AG ADR (*)	1,280	25,885
Wirecard AG	13	1,493
		116,878
Hong Kong | 0.2%
AIA Group, Ltd. Sponsored ADR	1,230	44,267
Hang Seng Bank, Ltd. Sponsored ADR	1,655	28,218
Jardine Matheson Holdings, Ltd.	190	9,504
		81,989
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	745	21,322
Israel Discount Bank, Ltd., Class A	2,096	6,208
Mivne Real Estate KD, Ltd. (*)	697	1,516
		29,046
Italy | 0.0%
Poste Italiane SpA	2,354	19,940
Japan | 1.5%
Alfresa Holdings Corp.	400	7,461
Azbil Corp.	300	7,794
Brother Industries, Ltd.	100	1,529

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Capcom Co., Ltd.	100	$3,132
Chubu Electric Power Co., Inc.	1,000	14,098
Daito Trust Construction Co., Ltd.	155	14,457
Daiwa House Industry Co., Ltd.	1,200	29,720
Dip Corp.	100	1,609
East Japan Railway Co.	600	45,465
Electric Power Development Co., Ltd.	400	8,075
Fuji Media Holdings, Inc.	700	6,979
Fukuoka Financial Group, Inc.	300	3,972
Hulic Co., Ltd.	900	9,138
Inpex Corp.	1,100	6,183
Japan Logistics Fund, Inc. REIT	2	4,447
Japan Post Holdings Co., Ltd.	1,900	14,886
Japan Prime Realty Investment Corp. REIT	2	6,007
Japan Real Estate Investment Corp.	1	5,862
Kandenko Co., Ltd.	900	7,180
Kao Corp., ADR	1,995	32,479
KDDI Corp.	300	8,867
Kyushu Electric Power Co., Inc.	200	1,611
LaSalle Logiport REIT	8	10,785
Lawson, Inc.	400	22,001
Marui Group Co., Ltd.	400	6,715
McDonald's Holdings Co. Japan, Ltd.	500	22,581
MCUBS MidCity Investment Corp. REIT	18	12,729
Mitsubishi Heavy Industries, Ltd.	400	10,117
Mitsubishi UFJ Financial Group, Inc.	1,577	5,883
Nintendo Co., Ltd. ADR	650	31,382
Nomura Holdings, Inc.	500	2,118
NTT DOCOMO, Inc.	1,418	44,575
Open House Co., Ltd.	100	2,057
ORIX Corp.	213	2,561
Rengo Co., Ltd.	300	2,341
Seven & I Holdings Co., Ltd.	1,100	36,325
Shikoku Electric Power Co., Inc.	600	4,749
Shionogi & Co., Ltd.	300	14,762
Showa Denko KK	100	2,068
Sumitomo Mitsui Trust Holdings, Inc.	400	11,556
Sumitomo Realty & Development Co., Ltd.	700	17,061
Sundrug Co., Ltd.	500	16,047
Suzuken Co., Ltd.	100	3,645
The Chiba Bank, Ltd.	2,700	11,811
The Chugoku Electric Power Co., Inc.	131	1,834
The Dai-ichi Life Insurance Co., Ltd.	1,500	17,951
The Gunma Bank, Ltd.	2,600	7,895
The Hachijuni Bank, Ltd.	2,300	8,333
The Kansai Electric Power Co., Inc.	1,000	11,155
Description	Shares	Fair Value
The Shizuoka Bank, Ltd.	1,300	$7,909
Tokio Marine Holdings, Inc.	200	9,172
Tosoh Corp.	100	1,138
United Arrows, Ltd.	300	4,502
West Japan Railway Co.	400	27,393
Yamaha Corp. Sponsored ADR	955	36,807
		668,909
Luxembourg | 0.0%
ArcelorMittal SA	341	3,232
Netherlands | 0.3%
Koninklijke Ahold Delhaize NV	820	19,191
NN Group NV	251	6,779
NXP Semiconductors NV	260	21,562
Royal Dutch Shell PLC, A Shares	380	6,650
Wolters Kluwer NV Sponsored ADR	1,000	69,370
		123,552
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	679	12,309
Norway | 0.1%
Leroy Seafood Group ASA	1,718	8,443
Orkla ASA	1,016	8,694
Salmar ASA	201	6,711
Telenor ASA	668	9,789
		33,637
Puerto Rico | 0.0%
EVERTEC, Inc.	285	6,478
Singapore | 0.1%
Ascendas Real Estate Investment Trust	4,200	8,369
City Developments, Ltd.	1,300	6,590
Jardine Cycle & Carriage, Ltd.	510	7,064
UOL Group, Ltd.	1,700	7,827
		29,850
Spain | 0.0%
Amadeus IT Group SA	18	854
Corporacion Financiera Alba SA	63	2,408
Iberdrola SA	1,086	10,723
		13,985
Sweden | 0.2%
Assa Abloy AB ADR	2,260	20,939
Axfood AB	550	11,220
Epiroc AB ADR	3,195	31,119
Evolution Gaming Group AB	349	11,882
Hexagon AB ADR	585	24,716

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Swedish Match AB	201	$11,498
		111,374
Switzerland | 0.6%
ABB, Ltd. Sponsored ADR	1,520	26,235
Alcon, Inc. (*)	303	15,398
Galenica AG	170	11,617
Helvetia Holding AG	72	6,204
Novartis AG	641	52,975
Novartis AG Sponsored ADR	580	47,821
Roche Holding AG	236	76,727
SIG Combibloc Group AG	651	9,754
Swisscom AG	23	12,400
UBS Group AG	777	7,262
Zurich Insurance Group AG	28	9,939
		276,332
United Kingdom | 0.9%
Anglo American PLC	308	5,382
Auto Trader Group PLC	1,651	8,973
BT Group PLC	5,028	7,333
Bunzl PLC Sponsored ADR	1,140	23,235
Coca-Cola European Partners PLC	730	27,397
Compass Group PLC	471	7,359
Compass Group PLC Sponsored ADR	1,552	24,118
Diageo PLC Sponsored ADR	480	61,018
Dunelm Group PLC	834	7,298
Fiat Chrysler Automobiles NV	215	1,549
GlaxoSmithKline PLC	154	2,889
Imperial Brands PLC	220	4,078
Prudential PLC ADR	955	23,665
RELX PLC Sponsored ADR	2,255	48,257
Rio Tinto, Ltd.	293	15,509
SSP Group PLC	1,410	5,359
Tesco PLC Sponsored ADR	6,417	55,379
Unilever NV	138	6,799
Unilever PLC Sponsored ADR	1,235	62,454
Vodafone Group PLC	814	1,137
		399,188
United States | 7.8%
3M Co.	127	17,337
AbbVie, Inc.	344	26,209
Accenture PLC, Class A	315	51,427
ACI Worldwide, Inc. (*)	275	6,641
Adobe, Inc. (*)	45	14,321
Advanced Micro Devices, Inc. (*)	124	5,640
Akamai Technologies, Inc. (*)	139	12,717
Description	Shares	Fair Value
Allegion PLC	144	$13,251
Alphabet, Inc., Class A (*)	52	60,421
Alphabet, Inc., Class C (*)	4	4,651
Amazon.com, Inc. (*)	13	25,346
Amdocs, Ltd.	132	7,256
American States Water Co.	168	13,732
American Tower Corp. REIT	87	18,944
Ameriprise Financial, Inc.	22	2,255
AmerisourceBergen Corp.	669	59,207
Amgen, Inc.	113	22,908
Aon PLC	600	99,024
Apple, Inc.	267	67,895
Applied Materials, Inc.	34	1,558
AT&T, Inc.	879	25,623
AutoZone, Inc. (*)	9	7,614
Avery Dennison Corp.	81	8,251
Bank of America Corp.	559	11,868
Baxter International, Inc.	53	4,303
Best Buy Co., Inc.	212	12,084
Booz Allen Hamilton Holding Corp.	153	10,502
BorgWarner, Inc.	317	7,725
Boston Scientific Corp. (*)	1,045	34,098
Bristol-Myers Squibb Co.	585	32,608
Brunswick Corp.	72	2,547
Burlington Stores, Inc. (*)	87	13,786
Cable One, Inc.	9	14,796
Cadence Design Systems, Inc. (*)	223	14,727
Campbell Soup Co.	201	9,278
Casey's General Stores, Inc.	130	17,224
Caterpillar, Inc.	134	15,549
CBRE Group, Inc., Class A (*)	308	11,615
CDW Corp.	82	7,648
Centene Corp. (*)	29	1,723
Church & Dwight Co., Inc.	170	10,911
Cigna Corp. (*)	156	27,640
Cisco Systems, Inc.	745	29,286
Citigroup, Inc.	138	5,813
Citizens Financial Group, Inc.	258	4,853
Colgate-Palmolive Co.	175	11,613
Comcast Corp., Class A	320	11,002
Copart, Inc. (*)	112	7,674
Costco Wholesale Corp.	14	3,992
Crown Castle International Corp. REIT	81	11,696
Curtiss-Wright Corp.	66	6,099
CVS Health Corp.	78	4,628
DaVita, Inc. (*)	119	9,051
Discover Financial Services	56	1,998

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Discovery, Inc., Class C (*)	60	$1,052
Dollar General Corp.	235	35,487
Eaton Corp. PLC	104	8,080
Edwards Lifesciences Corp. (*)	7	1,320
Eli Lilly & Co.	202	28,021
Encore Capital Group, Inc. (*)	292	6,827
EOG Resources, Inc.	74	2,658
Equitable Holdings, Inc.	92	1,329
F5 Networks, Inc. (*)	214	22,819
Facebook, Inc., Class A (*)	205	34,194
Gaming and Leisure Properties, Inc. REIT	131	3,630
H&R Block, Inc.	438	6,167
Hanesbrands, Inc.	410	3,227
HCA Healthcare, Inc.	169	15,185
Honeywell International, Inc.	204	27,293
Host Hotels & Resorts, Inc. REIT	214	2,363
Humana, Inc.	18	5,652
Intel Corp.	388	20,999
Intercontinental Exchange, Inc.	660	53,295
International Business Machines Corp.	40	4,437
Intuit, Inc.	136	31,280
IQVIA Holdings, Inc. (*)	527	56,842
Johnson & Johnson	998	130,868
JPMorgan Chase & Co.	43	3,871
Keysight Technologies, Inc. (*)	25	2,092
Kimberly-Clark Corp.	794	101,529
Lam Research Corp.	10	2,400
Lamb Weston Holdings, Inc.	106	6,053
Life Storage, Inc. REIT	142	13,426
Lockheed Martin Corp.	193	65,417
Lowe's Cos., Inc.	355	30,548
Lululemon Athletica, Inc. (*)	86	16,301
MasTec, Inc. (*)	25	818
MasterCard, Inc., Class A	31	7,488
McDonald's Corp.	280	46,298
McGrath RentCorp	151	7,909
McKesson Corp.	32	4,328
Mellanox Technologies, Ltd. (*)	111	13,467
Merck & Co., Inc.	669	51,473
MetLife, Inc.	58	1,773
Micron Technology, Inc. (*)	65	2,734
Microsoft Corp.	648	102,196
Morgan Stanley	185	6,290
Morningstar, Inc.	62	7,208
Motorola Solutions, Inc.	385	51,174
National Fuel Gas Co.	686	25,581
Description	Shares	Fair Value
National Retail Properties, Inc. REIT	703	$22,630
Nexstar Media Group, Inc., Class A	86	4,965
NIKE, Inc., Class B	514	42,528
Northrop Grumman Corp.	135	40,844
Nuance Communications, Inc. (*)	940	15,773
NVIDIA Corp.	52	13,707
OneMain Holdings, Inc.	148	2,830
Oshkosh Corp.	20	1,287
Palo Alto Networks, Inc. (*)	120	19,675
PayPal Holdings, Inc. (*)	45	4,308
PennyMac Financial Services, Inc.	247	5,461
PepsiCo, Inc.	453	54,405
Pfizer, Inc.	825	26,928
Philip Morris International, Inc.	280	20,429
PotlatchDeltic Corp. REIT	78	2,448
Premier, Inc., Class A (*)	947	30,986
PTC, Inc. (*)	630	38,562
Public Service Enterprise Group, Inc.	615	27,620
PulteGroup, Inc.	246	5,491
QUALCOMM, Inc.	88	5,953
Radian Group, Inc.	137	1,774
Raytheon Co.	40	5,246
Regions Financial Corp.	306	2,745
Renewable Energy Group, Inc. (*)	138	2,833
RLJ Lodging Trust REIT	661	5,103
Rockwell Automation, Inc.	160	24,146
Ross Stores, Inc.	419	36,440
Ryman Hospitality Properties, Inc. REIT	117	4,194
S&P Global, Inc.	162	39,698
SEI Investments Co.	150	6,951
Starbucks Corp.	28	1,841
Stryker Corp.	24	3,996
Synchrony Financial	251	4,039
Synopsys, Inc. (*)	24	3,091
Sysco Corp.	209	9,537
Target Corp.	247	22,964
TD Ameritrade Holding Corp.	231	8,006
Tesla, Inc. (*)	2	1,048
Texas Instruments, Inc.	335	33,477
The Clorox Co.	296	51,282
The Coca-Cola Co.	1,569	69,428
The Estee Lauder Cos., Inc., Class A	146	23,264
The Hershey Co.	447	59,227
The Home Depot, Inc.	16	2,987
The Procter & Gamble Co.	1,041	114,510
The TJX Cos., Inc.	1,280	61,197
Thermo Fisher Scientific, Inc.	280	79,408

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Ulta Beauty, Inc. (*)	5	$879
UniFirst Corp.	71	10,727
United Rentals, Inc. (*)	58	5,968
UnitedHealth Group, Inc.	161	40,150
Verizon Communications, Inc.	1,486	79,843
ViacomCBS, Inc., Class B	28	392
Visa, Inc., Class A	398	64,126
Vistra Energy Corp.	1,393	22,232
VMware, Inc., Class A (*)	35	4,239
Vulcan Materials Co.	68	7,349
Walmart, Inc.	348	39,540
Waste Management, Inc.	109	10,089
Western Alliance Bancorp	83	2,541
World Fuel Services Corp.	118	2,971
WW Grainger, Inc.	51	12,674
Zebra Technologies Corp., Class A (*)	20	3,672
Zoetis, Inc.	676	79,558
		3,466,176
Total Common Stocks (Cost $6,033,191)		6,139,446

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 18.8%
Australia | 0.6%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	390	$252,126
Canada | 1.4%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	515	370,216
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	395	276,898
			647,114
France | 0.7%
Schneider Electric SE, 2.950%, 09/27/22	USD	295	294,619
Germany | 0.6%
BMW Finance NV, 0.875%, 08/16/22	GBP	215	253,031
Netherlands | 0.7%
BNG Bank NV, 5.000%, 09/16/20	NZD	166	100,893
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	212,990
			313,883
Description	Security Currency	Principal Amount (000)	Fair Value
Switzerland | 0.4%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	192	$199,592
United Kingdom | 1.2%
Unilever Capital Corp., 3.250%, 03/07/24	USD	500	528,101
United States | 13.2%
Adobe, Inc., 2.300%, 02/01/30	USD	305	304,893
Amazon.com, Inc., 3.150%, 08/22/27	USD	290	317,633
American Express Co., 3.000%, 10/30/24	USD	275	283,702
Apple, Inc., 3.850%, 05/04/43	USD	375	443,524
Bank of America Corp., 3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	304	307,572
Citigroup, Inc., 2.406% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	478	291,397
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	425	301,517
Johnson & Johnson, 3.625%, 03/03/37	USD	143	163,927
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	296	309,115
McDonald's Corp., 3.125%, 03/04/25	CAD	515	367,329
Microsoft Corp., 4.450%, 11/03/45	USD	324	426,012
Morgan Stanley, 3.625%, 01/20/27	USD	135	142,702
PepsiCo, Inc., 2.875%, 10/15/49	USD	405	420,317
Pfizer, Inc., 2.625%, 04/01/30	USD	215	225,608
Starbucks Corp., 4.450%, 08/15/49	USD	380	434,274
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	273	281,824
The Home Depot, Inc., 5.875%, 12/16/36	USD	215	291,967
The Procter & Gamble Co., 2.450%, 03/25/25	USD	235	246,356
Verizon Communications, Inc., 3.875%, 02/08/29	USD	269	301,103
			5,860,772
Total Corporate Bonds (Cost $8,417,869)			8,349,238

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Foreign Government Obligations | 20.2%
Australia | 0.3%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	205	$136,993
Bermuda | 2.0%
Government of Bermuda:
4.854%, 02/06/24	USD	600	664,875
3.717%, 01/25/27	USD	200	215,125
			880,000
Canada | 3.4%
City of Vancouver, 2.900%, 11/20/25	CAD	213	161,617
Province of Quebec:
1.650%, 03/03/22	CAD	545	393,044
3.000%, 09/01/23	CAD	690	519,660
2.500%, 04/20/26	USD	410	443,575
			1,517,896
Chile | 1.3%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	130,000	165,847
Republic of Chile, 3.125%, 01/21/26	USD	400	419,250
			585,097
Czech Republic | 1.9%
Czech Republic, 2.130% (PRIB0R 6 Month - 0.100%), 11/19/27 (§)	CZK	21,630	846,511
France | 1.3%
Government of France, 1.750%, 06/25/39	EUR	416	563,924
Hungary | 2.5%
Hungary, 6.375%, 03/29/21	USD	320	331,800
Hungary Government Bonds:
2.500%, 10/24/24	HUF	82,320	263,017
2.750%, 12/22/26	HUF	81,790	263,009
3.000%, 10/27/27	HUF	84,520	272,646
			1,130,472
Italy | 0.5%
Italy Government International Bonds, 6.875%, 09/27/23	USD	180	206,279
Japan | 0.5%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	212,344
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico | 0.4%
Mexico Cetes, 0.000%, 04/23/20	MXN	37,070	$155,121
United Mexican States, 6.750%, 02/06/24	GBP	30	41,909
			197,030
New Zealand | 0.6%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	360	256,232
Norway | 0.9%
Oslo Kommune:
2.350%, 09/04/24	NOK	2,000	199,062
2.200% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	2,000	194,156
			393,218
Panama | 0.9%
Republic of Panama, 4.000%, 09/22/24	USD	400	417,375
Poland | 1.8%
Poland Government Bonds, 1.790%, 05/25/28 (§)	PLN	3,540	817,023
Slovakia | 0.5%
Slovak Republic, 4.375%, 05/21/22	USD	200	211,730
United Kingdom | 1.4%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	215	311,342
1.500%, 07/22/47	GBP	205	297,123
			608,465
Total Foreign Government Obligations (Cost $9,290,492)			8,980,589
Quasi Government Bonds | 1.5%
Canada | 1.3%
Export Development Canada, 1.800%, 09/01/22	CAD	805	586,787
Germany | 0.2%
KFW, 2.750%, 04/16/20	AUD	110	67,713
Total Quasi Government Bonds (Cost $673,010)			654,500
Supranational Bonds | 5.3%
African Development Bank, 0.750%, 04/03/23	USD	435	434,974
Asian Development Bank:
1.000%, 12/15/22	GBP	135	169,761
2.125%, 03/19/25	USD	333	354,470

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	105	$109,662
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	150	106,898
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,050,000	65,758
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	150	91,361
2.500%, 08/03/23	CAD	805	601,774
1.900%, 01/16/25	CAD	185	136,022
2.900%, 11/26/25	AUD	90	60,704
International Finance Corp.:
3.625%, 05/20/20	NZD	225	134,751
2.700%, 03/15/23	AUD	137	88,727
Total Supranational Bonds (Cost $2,393,578)			2,354,862
US Municipal Bonds | 0.9%
California | 0.8%
California State Build America Bonds, 7.500%, 04/01/34	USD	35	55,197
State of California:
4.500%, 04/01/33	USD	100	115,090
7.550%, 04/01/39	USD	105	170,384
			340,671
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	45,211
Total US Municipal Bonds (Cost $374,642)			385,882
US Treasury Securities | 32.5%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	28	27,564
US Treasury Bills:
0.000%, 06/11/20	USD	1,155	1,154,737
0.000%, 06/11/20	USD	2,200	2,199,500
0.000%, 09/17/20	USD	4,875	4,873,049
US Treasury Notes:
1.750%, 05/15/23	USD	3,425	3,579,794
2.125%, 05/15/25	USD	830	901,523
2.875%, 08/15/28	USD	795	940,398
1.750%, 11/15/29	USD	355	390,223
3.125%, 11/15/41	USD	255	348,224
Total US Treasury Securities (Cost $14,244,591)			14,415,012
Description	Shares	Fair Value
Short-Term Investments | 7.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $3,084,860)	3,084,860	$3,084,860
Total Investments | 100.0% (Cost $44,512,233) (»)		$44,364,389
Liabilities in Excess of Cash and Other Assets | 0.0%		(9,319)
Net Assets | 100.0%		$44,355,070

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	22,851	USD	15,000	HSB	04/22/20	$—	$943
AUD	47,392	USD	31,000	HSB	04/22/20	—	1,846
AUD	57,004	USD	37,000	HSB	04/22/20	—	1,933
AUD	81,309	USD	47,000	HSB	04/22/20	3,019	—
AUD	86,657	USD	52,000	HSB	04/22/20	1,308	—
AUD	158,603	USD	103,000	HSB	04/22/20	—	5,433
AUD	161,584	USD	107,000	JPM	04/22/20	—	7,599
AUD	254,222	USD	150,000	JPM	04/22/20	6,389	—
AUD	369,254	USD	214,264	SSB	04/22/20	12,888	—
CAD	50,585	USD	38,000	HSB	04/22/20	—	2,046
CAD	56,086	USD	42,000	HSB	04/22/20	—	2,136
CAD	82,639	USD	60,000	HSB	04/22/20	—	1,263
CAD	116,533	USD	82,000	HSB	04/22/20	827	—
CAD	118,036	USD	82,000	HSB	04/22/20	1,895	—
CAD	329,050	USD	245,000	HSB	04/22/20	—	11,124
CAD	635,503	USD	438,057	SSB	04/22/20	13,635	—
CHF	11,670	USD	12,000	HSB	04/22/20	137	—
CHF	12,159	USD	13,000	HSB	04/22/20	—	355
CHF	31,470	USD	33,000	HSB	04/22/20	—	271
CHF	67,765	USD	69,642	HSB	04/22/20	833	—
CHF	71,339	USD	72,707	SSB	04/22/20	1,485	—
CNH	139,461	USD	20,000	HSB	04/22/20	—	341
CNH	521,430	USD	75,000	HSB	04/22/20	—	1,498
CNH	784,190	USD	112,000	HSB	04/22/20	—	1,459
CZK	954,603	USD	41,000	HSB	04/22/20	—	2,592
CZK	1,624,295	USD	71,000	HSB	04/22/20	—	5,647
CZK	2,092,607	USD	82,000	HSB	04/22/20	2,195	—
CZK	2,337,114	USD	95,000	HSB	04/22/20	—	967
CZK	2,541,634	USD	111,000	HSB	04/22/20	—	8,739
CZK	6,320,223	USD	273,000	HSB	04/22/20	—	18,709
CZK	331,776	USD	14,637	JPM	04/22/20	—	1,288
EUR	115,623	USD	126,000	CIT	04/22/20	1,614	—
EUR	632,599	USD	706,937	CIT	04/22/20	—	8,731
EUR	67,852	USD	73,910	HSB	04/22/20	980	—
EUR	247,212	USD	270,000	HSB	04/22/20	2,851	—
EUR	381,301	USD	427,000	HSB	04/22/20	—	6,153
EUR	410,598	USD	464,000	HSB	04/22/20	—	10,818
EUR	482,527	USD	539,255	HSB	04/22/20	—	6,684
EUR	517,127	USD	553,000	HSB	04/22/20	17,759	—
EUR	600,658	USD	663,000	HSB	04/22/20	—	47
EUR	1,624,912	USD	1,794,000	HSB	04/22/20	—	566
EUR	89,684	USD	100,229	JPM	04/22/20	—	1,244
EUR	139,274	USD	158,000	JPM	04/22/20	—	4,282
EUR	371,953	USD	411,000	JPM	04/22/20	—	471
EUR	474,381	USD	528,555	SSB	04/28/20	—	4,846

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	49,478	USD	64,000	HSB	04/22/20	$—	$2,518
GBP	70,859	USD	82,000	HSB	04/22/20	6,050	—
GBP	84,055	USD	108,000	HSB	04/22/20	—	3,553
GBP	111,658	USD	143,000	HSB	04/22/20	—	4,254
GBP	119,698	USD	145,000	HSB	04/22/20	3,738	—
GBP	324,792	USD	415,000	HSB	04/22/20	—	11,411
GBP	256,287	USD	309,000	JPM	04/22/20	9,464	—
GBP	183,167	USD	226,629	SSB	04/28/20	1,009	—
HKD	935,190	USD	120,360	SSB	04/28/20	253	—
ILS	211,964	USD	57,600	SSB	04/22/20	2,287	—
JPY	50,860,305	USD	465,094	CIT	04/22/20	8,323	—
JPY	24,871,526	USD	226,000	HSB	04/22/20	5,509	—
JPY	37,991,025	USD	365,000	HSB	04/22/20	—	11,372
JPY	41,438,705	USD	385,000	HSB	04/22/20	719	—
JPY	45,968,076	USD	414,000	HSB	04/22/20	13,879	—
JPY	56,643,840	USD	528,000	HSB	04/22/20	—	749
JPY	86,396,962	USD	790,096	HSB	04/22/20	14,103	—
JPY	152,653,410	USD	1,417,000	HSB	04/22/20	3,926	—
JPY	28,855,506	USD	260,187	SSB	04/22/20	8,405	—
JPY	9,007,917	USD	85,255	SSB	04/28/20	—	1,382
KRW	283,080,000	USD	240,000	CIT	06/05/20	—	7,315
KRW	57,448,500	USD	48,256	HSB	04/22/20	—	1,076
MXN	231,951	USD	12,000	HSB	04/22/20	—	2,250
MXN	1,701,779	USD	85,000	HSB	04/22/20	—	13,468
NOK	131,446	USD	14,000	HSB	04/22/20	—	1,355
NOK	288,327	USD	31,000	HSB	04/22/20	—	3,263
NOK	888,981	USD	94,000	HSB	04/22/20	—	8,481
NOK	1,109,201	USD	97,501	SSB	04/22/20	9,203	—
NZD	7,937	USD	5,000	HSB	04/22/20	—	265
NZD	20,733	USD	13,000	HSB	04/22/20	—	631
NZD	67,109	USD	42,000	HSB	04/22/20	—	1,963
NZD	79,516	USD	50,000	JPM	04/22/20	—	2,561
NZD	313,469	USD	181,000	JPM	04/22/20	6,013	—
PLN	110,944	USD	28,000	HSB	04/22/20	—	1,185
PLN	191,992	USD	50,000	HSB	04/22/20	—	3,595
PLN	279,734	USD	69,000	HSB	04/22/20	—	1,387
PLN	340,660	USD	88,000	HSB	04/22/20	—	5,661
PLN	346,390	USD	82,000	HSB	04/22/20	1,724	—
PLN	740,521	USD	188,000	HSB	04/22/20	—	9,013
SEK	48,527	USD	5,000	HSB	04/22/20	—	92
SEK	436,694	USD	46,000	HSB	04/22/20	—	1,836
SEK	306,575	USD	31,818	JPM	04/22/20	—	813
SGD	22,311	USD	16,000	HSB	04/22/20	—	298
SGD	200,840	USD	145,000	JPM	04/22/20	—	3,653
SGD	52,508	USD	35,995	SSB	04/22/20	959	—
USD	93,528	AUD	139,911	CIT	04/22/20	7,459	—
USD	4,912	AUD	7,349	HSB	04/22/20	391	—

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	46,952	AUD	82,107	HSB	04/22/20	$—	$3,557
USD	47,017	AUD	71,890	HSB	04/22/20	2,792	—
USD	76,186	AUD	119,751	HSB	04/22/20	2,519	—
USD	80,349	AUD	136,355	HSB	04/22/20	—	3,533
USD	111,763	AUD	168,640	HSB	04/22/20	8,021	—
USD	7,001	AUD	11,141	JPM	04/22/20	147	—
USD	11,380	AUD	17,025	JPM	04/22/20	907	—
USD	141,801	AUD	240,029	JPM	04/22/20	—	5,857
USD	48,794	AUD	74,039	MSC	04/22/20	3,248	—
USD	186,673	AUD	279,308	MSC	04/22/20	14,852	—
USD	320,792	AUD	518,536	SSB	04/28/20	1,795	—
USD	24,046	CAD	34,911	CIT	04/22/20	—	768
USD	83,538	CAD	111,269	CIT	04/22/20	4,452	—
USD	337,865	CAD	485,582	CIT	04/22/20	—	7,268
USD	105,266	CAD	141,341	HSB	04/22/20	4,806	—
USD	211,356	CAD	290,577	HSB	04/22/20	4,825	—
USD	297,285	CAD	395,951	HSB	04/22/20	15,858	—
USD	317,725	CAD	456,755	HSB	04/22/20	—	6,920
USD	355,521	CAD	474,951	HSB	04/22/20	17,943	—
USD	86,818	CAD	126,905	JPM	04/22/20	—	3,381
USD	126,875	CAD	168,992	JPM	04/22/20	6,761	—
USD	276,803	CAD	382,748	JPM	04/22/20	4,760	—
USD	165,819	CAD	221,365	MSC	04/22/20	8,481	—
USD	300,390	CAD	400,106	MSC	04/22/20	16,010	—
USD	1,093,086	CAD	1,459,943	MSC	04/22/20	55,412	—
USD	723,534	CAD	1,000,105	SSB	04/28/20	12,640	—
USD	143,706	CHF	136,672	SSB	04/28/20	1,523	—
USD	13,601	CLP	11,025,115	CIT	04/22/20	713	—
USD	72,319	CLP	55,849,457	CIT	04/22/20	7,032	—
USD	85,410	CLP	69,950,540	CIT	04/22/20	3,639	—
USD	79,269	CZK	2,036,028	HSB	04/22/20	—	2,650
USD	99,937	CZK	2,570,788	HSB	04/22/20	—	3,498
USD	111,901	CZK	2,553,064	HSB	04/22/20	9,180	—
USD	130,790	CZK	3,065,190	HSB	04/22/20	7,463	—
USD	269,032	CZK	6,164,795	HSB	04/22/20	20,995	—
USD	40,530	CZK	934,673	JPM	04/22/20	2,924	—
USD	48,963	EUR	44,681	CIT	04/22/20	—	352
USD	28,675	EUR	26,005	HSB	04/22/20	—	27
USD	61,185	EUR	56,413	HSB	04/22/20	—	1,079
USD	68,036	EUR	61,889	HSB	04/22/20	—	272
USD	83,678	EUR	74,282	HSB	04/22/20	1,692	—
USD	145,736	EUR	133,000	HSB	04/22/20	—	1,058
USD	200,509	EUR	179,096	HSB	04/22/20	2,838	—
USD	358,501	EUR	333,355	SSB	04/22/20	—	9,427
USD	27,814	GBP	23,957	HSB	04/22/20	—	1,955
USD	33,029	GBP	27,764	HSB	04/22/20	—	1,471

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	33,595	GBP	28,240	HSB	04/22/20	$—	$1,496
USD	41,240	GBP	35,601	HSB	04/22/20	—	2,998
USD	61,903	GBP	47,944	HSB	04/22/20	2,328	—
USD	95,110	GBP	81,063	HSB	04/22/20	—	5,619
USD	142,794	GBP	112,559	HSB	04/22/20	2,927	—
USD	282,798	GBP	220,836	HSB	04/22/20	8,386	—
USD	31,169	GBP	24,094	JPM	04/22/20	1,229	—
USD	119,389	GBP	103,688	SSB	04/22/20	—	9,454
USD	87,486	HKD	678,834	SSB	04/22/20	—	67
USD	93,841	HUF	29,947,802	HSB	04/22/20	2,238	—
USD	121,202	HUF	36,413,054	HSB	04/22/20	9,824	—
USD	187,993	HUF	56,802,599	HSB	04/22/20	14,250	—
USD	42,899	HUF	13,219,591	JPM	04/22/20	2,464	—
USD	53,564	HUF	16,184,044	JPM	04/22/20	4,062	—
USD	83,814	HUF	27,228,174	JPM	04/22/20	531	—
USD	287,763	HUF	87,085,743	JPM	04/22/20	21,391	—
USD	60,098	ILS	219,857	SSB	04/28/20	—	2,033
USD	84,780	JPY	9,271,619	JPM	04/22/20	—	1,522
USD	537,928	JPY	57,924,116	SSB	04/28/20	—	1,405
USD	47,043	KRW	57,448,500	HSB	04/22/20	—	138
USD	71,775	MXN	1,358,828	HSB	04/22/20	14,659	—
USD	17,835	MXN	337,670	JPM	04/22/20	3,641	—
USD	28,946	MXN	567,401	JPM	04/22/20	5,096	—
USD	80,000	MXN	1,949,826	JPM	04/22/20	—	1,958
USD	108,347	NOK	1,007,650	HSB	04/22/20	11,413	—
USD	129,364	NOK	1,201,979	HSB	04/22/20	13,735	—
USD	8,195	NOK	76,162	JPM	04/22/20	869	—
USD	110,103	NOK	1,034,276	JPM	04/22/20	10,607	—
USD	184,000	NOK	1,760,256	JPM	04/22/20	14,666	—
USD	140,685	NOK	1,408,949	SSB	04/28/20	5,140	—
USD	92,076	NZD	147,190	CIT	04/22/20	4,264	—
USD	104,012	NZD	162,724	CIT	04/22/20	6,932	—
USD	37,915	NZD	59,874	HSB	04/22/20	2,194	—
USD	65,009	NZD	115,201	HSB	04/22/20	—	3,719
USD	69,141	NZD	111,792	HSB	04/22/20	2,447	—
USD	23,611	NZD	40,677	JPM	04/22/20	—	656
USD	54,227	NZD	93,894	JPM	04/22/20	—	1,790
USD	138,753	NZD	217,083	JPM	04/22/20	9,243	—
USD	43,940	PLN	172,701	HSB	04/22/20	2,198	—
USD	79,184	PLN	337,383	HSB	04/22/20	—	2,362
USD	82,168	PLN	321,404	HSB	04/22/20	4,484	—
USD	89,951	PLN	383,480	HSB	04/22/20	—	2,738
USD	121,249	PLN	470,093	HSB	04/22/20	7,626	—
USD	296,837	PLN	1,149,459	HSB	04/22/20	19,008	—
USD	53,787	SGD	76,163	SSB	04/28/20	179	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$623,488	$316,459

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 89.8%
Equity Funds | 59.6%
Franklin FTSE Japan ETF	77,950	$1,694,633
iShares Core Dividend Growth ETF	117,100	3,816,289
iShares Core MSCI EAFE ETF	27,760	1,384,947
iShares Expanded Tech Sector ETF	24,960	5,285,779
iShares Expanded Tech-Software Sector ETF	25,365	5,334,006
iShares Russell 1000 Value ETF	16,090	1,595,806
Vanguard Consumer Staples ETF	19,900	2,742,618
Vanguard S&P 500 ETF	81,195	19,228,600
		41,082,678
Fixed-Income Funds | 30.2%
Goldman Sachs Access Treasury 0-1 Year ETF	35,200	3,547,104
iShares 1-3 Year Treasury Bond ETF	89,400	7,748,298
Vanguard Intermediate-Term Treasury ETF	135,300	9,545,415
		20,840,817
Total Exchange-Traded Funds (Cost $63,265,980)		61,923,495
Short-Term Investments | 5.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $4,079,933)	4,079,933	4,079,933
Total Investments | 95.7% (Cost $67,345,913)		$66,003,428
Cash and Other Assets in Excess of Liabilities | 4.3%		2,941,766
Net Assets | 100.0%		$68,945,194

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio
Common Stocks | 53.4%
Australia | 2.5%
AGL Energy, Ltd.	3,170	$33,948
Altium, Ltd.	405	7,248
Atlas Arteria, Ltd.	15,835	55,160
Charter Hall Group REIT	5,336	22,205
Charter Hall Long Wale REIT	2,294	6,312
Coles Group, Ltd.	1,177	11,136
CSL, Ltd.	256	46,439
Goodman Group REIT	1,270	9,702
IDP Education, Ltd. (**)	923	6,563
Inghams Group, Ltd.	6,253	12,579
Lend Lease Group	1,759	11,064
Metcash, Ltd.	3,499	6,770
Scentre Group REIT	12,938	12,810
Stockland REIT	15,795	25,305
Technology One, Ltd.	5,224	26,136
Transurban Group	7,841	57,684
Woolworths Group, Ltd.	1,776	38,806
		389,867
Brazil | 0.0%
JHSF Participacoes SA	6,600	4,446
Canada | 3.0%
Alimentation Couche-Tard, Inc., Class B	1,187	27,961
Atco, Ltd., Class I	1,450	40,152
Bank of Montreal	324	16,360
BCE, Inc.	914	37,494
Canadian National Railway Co.	206	16,106
Capital Power Corp.	1,370	26,430
CI Financial Corp.	1,714	17,015
Empire Co., Ltd., Class A	425	8,314
Fairfax Financial Holdings, Ltd.	68	20,846
Great-West Lifeco, Inc.	757	13,077
iA Financial Corp., Inc.	428	13,455
Manulife Financial Corp.	1,027	12,895
Metro, Inc.	193	7,805
Northland Power, Inc.	2,793	55,749
Power Corp. of Canada	1,668	26,834
Rogers Communications, Inc., Class B	280	11,687
Royal Bank of Canada	758	46,951
Sun Life Financial, Inc.	195	6,273
TELUS Corp.	300	4,743
The North West Co., Inc.	433	6,898
The Toronto-Dominion Bank	960	40,813
TransAlta Corp.	1,221	6,386
Description	Shares	Fair Value
True North Commercial Real Estate Investment Trust	1,630	$5,629
		469,873
China | 1.4%
Agile Group Holdings, Ltd.	12,000	12,917
China Aoyuan Group, Ltd.	9,000	10,475
China Overseas Property Holdings, Ltd.	15,000	14,071
China Vanke Co., Ltd., Class H	2,400	7,861
CIFI Holdings Group Co., Ltd.	18,000	12,910
Country Garden Holdings Co., Ltd.	8,000	9,604
KWG Group Holdings, Ltd.	10,500	14,849
Logan Property Holdings Co., Ltd.	18,000	27,587
Longfor Group Holdings, Ltd.	7,000	33,875
Powerlong Real Estate Holdings, Ltd.	38,000	22,210
Shenzhen Investment, Ltd.	50,000	15,475
Sunac China Holdings, Ltd.	4,000	18,396
Times China Holdings, Ltd.	5,000	8,315
Yuexiu Property Co., Ltd.	42,000	7,549
		216,094
Denmark | 0.6%
Coloplast A/S, Class B	265	38,556
Novo Nordisk A/S, Class B	700	42,225
Scandinavian Tobacco Group A/S	639	6,455
		87,236
Finland | 0.0%
Citycon Oyj	1,044	6,461
France | 1.4%
Eutelsat Communications SA	6,123	64,114
Gecina SA REIT	73	9,684
Unibail-Rodamco-Westfield REIT	67	3,810
Unibail-Rodamco-Westfield REIT	264	14,949
Vinci SA	1,536	127,096
		219,653
Germany | 0.9%
Allianz SE	50	8,619
Aroundtown SA	3,555	17,816
Deutsche EuroShop AG	1,358	15,700
Fraport AG	1,338	54,305
Sirius Real Estate, Ltd.	8,791	7,275
Vonovia SE	708	34,898
		138,613
Hong Kong | 1.8%
CK Asset Holdings, Ltd.	1,500	8,160
Comba Telecom Systems Holdings, Ltd.	16,000	6,395
Henderson Land Development Co., Ltd.	5,000	18,989
Jardine Matheson Holdings, Ltd.	72	3,602

Description	Shares	Fair Value
Lazard Real Assets Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Link Real Estate Investment Trust	8,300	$70,113
Power Assets Holdings, Ltd.	18,500	110,214
Sands China, Ltd.	1,600	5,823
Shimao Property Holdings, Ltd.	8,000	28,000
VTech Holdings, Ltd.	2,200	15,868
WH Group, Ltd.	17,100	15,880
Wharf Real Estate Investment Co., Ltd.	1,000	4,098
		287,142
Ireland | 0.0%
Cimpress PLC (*)	108	5,746
Israel | 0.4%
Adgar Investment and Development, Ltd.	2,606	3,427
Azrieli Group, Ltd.	277	16,019
Israel Canada T.R, Ltd.	4,343	6,809
Mivne Real Estate KD, Ltd. (*)	5,455	11,864
Property & Building Corp., Ltd.	84	5,254
Reit 1, Ltd. REIT	1,796	8,748
Sella Capital Real Estate, Ltd. REIT	4,986	10,134
		62,255
Italy | 5.0%
ASTM SpA	3,512	61,694
Atlantia SpA	12,357	154,892
Enel SpA	4,287	29,839
Hera SpA	19,548	70,212
Italgas SpA	17,962	98,458
Poste Italiane SpA	1,275	10,801
Snam SpA	36,780	169,873
Terna Rete Elettrica Nazionale SpA	30,014	190,199
		785,968
Japan | 2.9%
Advance Residence Investment Corp. REIT	10	29,086
Daiwa House Industry Co., Ltd.	900	22,290
East Japan Railway Co.	200	15,155
GLP J-Reit	9	10,123
Invesco Office J-Reit, Inc. REIT	132	17,278
Invincible Investment Corp. REIT	55	12,282
Japan Prime Realty Investment Corp. REIT	3	9,010
Japan Real Estate Investment Corp.	3	17,587
KDDI Corp.	400	11,823
Keihanshin Building Co., Ltd.	1,400	17,331
MCUBS MidCity Investment Corp. REIT	34	24,043
Mitsubishi Estate Co., Ltd.	2,300	33,906
Mitsui Fudosan Co., Ltd.	1,300	22,485
Nippon Accommodations Fund, Inc. REIT	5	27,072
Description	Shares	Fair Value
Nippon Building Fund, Inc. REIT	4	$26,875
Nippon Prologis REIT, Inc.	5	12,596
NIPPON REIT Investment Corp.	4	11,792
Nomura Real Estate Holdings, Inc.	600	9,732
NTT DOCOMO, Inc.	1,000	31,435
Omron Corp.	200	10,405
Orix JREIT, Inc.	9	11,818
Seven & I Holdings Co., Ltd.	400	13,209
The Dai-ichi Life Insurance Co., Ltd.	800	9,574
Tokio Marine Holdings, Inc.	300	13,759
Tosei Corp.	800	6,886
United Urban Investment Corp. REIT	16	15,875
West Japan Railway Co.	300	20,545
		463,972
Luxembourg | 0.3%
SES SA	8,499	50,006
Mexico | 0.0%
Corp Inmobiliaria Vesta SAB de CV	6,300	7,285
Netherlands | 0.1%
Koninklijke Ahold Delhaize NV	478	11,187
NN Group NV	227	6,131
		17,318
New Zealand | 0.1%
Meridian Energy, Ltd.	3,399	8,041
Spark New Zealand, Ltd.	2,344	5,714
		13,755
Norway | 0.0%
Salmar ASA	164	5,475
Singapore | 1.0%
DBS Group Holdings, Ltd.	559	7,309
Jardine Cycle & Carriage, Ltd.	1,500	20,776
Keppel DC REIT	8,100	12,913
Manulife US Real Estate Investment Trust	28,300	20,267
Mapletree Commercial Trust REIT	7,100	9,149
Mapletree Industrial Trust REIT	35,400	59,871
Sheng Siong Group, Ltd.	22,500	18,848
Venture Corp., Ltd.	700	6,653
		155,786
South Africa | 0.1%
Fortress REIT, Ltd., Class A	16,908	9,496
Resilient REIT, Ltd.	248	441
		9,937
Spain | 1.6%
Ferrovial SA	9,759	234,343

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Iberdrola SA	1,882	$18,583
		252,926
Sweden | 0.6%
Castellum AB	941	15,927
Catena AB	251	7,324
Fabege AB	608	7,792
Hufvudstaden AB, Class A	506	6,912
Klovern AB Class B	5,697	8,466
Nobina AB	1,803	9,817
Nyfosa AB (*)	3,095	15,580
Swedish Match AB	295	16,875
		88,693
Switzerland | 1.0%
Allreal Holding AG	262	48,620
Novartis AG	418	34,546
Roche Holding AG	222	72,175
		155,341
United Arab Emirates | 0.1%
Aldar Properties PJSC	46,777	19,294
United Kingdom | 4.7%
Admiral Group PLC	1,030	28,421
Auto Trader Group PLC	1,437	7,810
Great Portland Estates PLC REIT	3,016	25,464
Howden Joinery Group PLC	1,976	12,516
Imperial Brands PLC	1,232	22,836
Linde PLC	80	13,840
LondonMetric Property PLC REIT	5,917	12,908
National Grid PLC	15,955	187,001
Pennon Group PLC	12,176	165,013
Savills PLC	1,251	12,797
Segro PLC REIT	6,305	59,625
Severn Trent PLC	1,989	56,099
Unilever NV	344	16,949
United Utilities Group PLC	11,398	127,278
		748,557
United States | 23.9%
AbbVie, Inc.	309	23,543
Agilent Technologies, Inc.	117	8,380
Agree Realty Corp. REIT	251	15,537
Allison Transmission Holdings, Inc.	319	10,403
American Electric Power Co., Inc.	369	29,513
American Express Co.	154	13,184
American Tower Corp. REIT	742	161,570
Americold Realty Trust REIT	411	13,990
Amgen, Inc.	36	7,298
Description	Shares	Fair Value
Aon PLC	339	$55,949
Apple, Inc.	136	34,583
AutoZone, Inc. (*)	22	18,612
Best Buy Co., Inc.	97	5,529
Biogen, Inc. (*)	21	6,644
Boston Properties, Inc. REIT	589	54,323
Bristol-Myers Squibb Co.	361	20,122
Brixmor Property Group, Inc. REIT	1,254	11,913
Brookfield Property REIT, Inc., Class A	501	4,253
Bunge, Ltd.	300	12,309
Camden Property Trust REIT	251	19,889
Campbell Soup Co.	307	14,171
Cboe Global Markets, Inc.	99	8,836
CBRE Group, Inc., Class A (*)	752	28,358
Centene Corp. (*)	123	7,307
CF Industries Holdings, Inc.	385	10,472
Charles River Laboratories International, Inc. (*)	95	11,990
Church & Dwight Co., Inc.	163	10,461
Cigna Corp. (*)	85	15,060
Colgate-Palmolive Co.	187	12,409
Community Healthcare Trust, Inc. REIT	251	9,608
Consolidated Edison, Inc.	383	29,874
Copart, Inc. (*)	315	21,584
Costco Wholesale Corp.	100	28,513
Crown Castle International Corp. REIT	878	126,783
CSX Corp.	4,255	243,811
Digital Realty Trust, Inc. REIT	376	52,230
Easterly Government Properties, Inc.	878	21,634
Eaton Corp. PLC	86	6,681
Eli Lilly & Co.	327	45,361
Equinix, Inc. REIT	120	74,948
Equity Lifestyle Properties, Inc. REIT	1,412	81,162
Equity Residential REIT	501	30,917
Essential Properties Realty Trust, Inc. REIT	466	6,086
Essex Property Trust, Inc. REIT	148	32,596
Extra Space Storage, Inc. REIT	184	17,620
Fastenal Co.	319	9,969
Ferguson PLC	84	5,253
Gaming and Leisure Properties, Inc. REIT	1,755	48,631
General Mills, Inc.	355	18,733
Hanesbrands, Inc.	790	6,217
HD Supply Holdings, Inc. (*)	273	7,761
Healthpeak Properties, Inc. REIT	483	11,520
Hilton Worldwide Holdings, Inc.	880	60,051
Hormel Foods Corp.	268	12,500
Humana, Inc.	65	20,411

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Intel Corp.	188	$10,175
IQVIA Holdings, Inc. (*)	84	9,060
Iron Mountain, Inc. REIT	501	11,924
Johnson & Johnson	434	56,910
JPMorgan Chase & Co.	186	16,746
Kansas City Southern	843	107,213
Kimberly-Clark Corp.	369	47,184
Lamar Advertising Co., Class A REIT	501	25,691
Lamb Weston Holdings, Inc.	193	11,020
Life Storage, Inc. REIT	125	11,819
Lockheed Martin Corp.	91	30,844
MasTec, Inc. (*)	258	8,444
McDonald’s Corp.	74	12,236
McGrath RentCorp	119	6,233
Medical Properties Trust, Inc. REIT	1,379	23,843
Merck & Co., Inc.	536	41,240
MetLife, Inc.	246	7,520
Mid-America Apartment Communities, Inc. REIT	501	51,618
Nasdaq, Inc.	84	7,976
National Retail Properties, Inc. REIT	1,003	32,287
NIKE, Inc., Class B	133	11,004
Norfolk Southern Corp.	1,114	162,644
Northrop Grumman Corp.	112	33,886
Omega Healthcare Investors, Inc. REIT	752	19,958
Outfront Media, Inc. REIT	1,128	15,205
Pennsylvania Real Estate Investment Trust	1,755	1,600
PepsiCo, Inc.	121	14,532
Pfizer, Inc.	748	24,415
Prologis, Inc. REIT	1,117	89,773
PS Business Parks, Inc. REIT	125	16,940
Public Storage	125	24,826
Raytheon Co.	126	16,525
Realty Income Corp. REIT	627	31,262
Regency Centers Corp. REIT	376	14,450
Regeneron Pharmaceuticals, Inc. (*)	15	7,324
Republic Services, Inc.	707	53,067
Retail Value, Inc. REIT	251	3,075
Ross Stores, Inc.	244	21,221
Ryman Hospitality Properties, Inc. REIT	376	13,480
Sabra Health Care REIT, Inc.	1,128	12,318
SBA Communications Corp. REIT	125	33,746
Simon Property Group, Inc. REIT	547	30,008
Southwest Gas Holdings, Inc.	100	6,956
Starbucks Corp.	371	24,390
STORE Capital Corp. REIT	251	4,548
Description		Shares	Fair Value
Sysco Corp.		403	$18,389
Target Corp.		172	15,991
The Allstate Corp.		243	22,290
The Clorox Co.		206	35,690
The Coca-Cola Co.		228	10,089
The Hershey Co.		331	43,858
The Home Depot, Inc.		78	14,563
The Procter & Gamble Co.		563	61,930
The TJX Cos., Inc.		627	29,977
The Toro Co.		137	8,917
Thermo Fisher Scientific, Inc.		183	51,899
Tupperware Brands Corp.		965	1,563
Tyson Foods, Inc., Class A		162	9,375
UniFirst Corp.		63	9,519
Union Pacific Corp.		1,288	181,660
United Parcel Service, Inc., Class B		104	9,716
UnitedHealth Group, Inc.		163	40,649
Universal Health Realty Income Trust REIT		251	25,303
Ventas, Inc. REIT		627	16,804
VEREIT, Inc. REIT		6,143	30,039
Verizon Communications, Inc.		263	14,131
Vertex Pharmaceuticals, Inc. (*)		36	8,566
Visa, Inc., Class A		230	37,058
Vulcan Materials Co.		150	16,211
Walmart, Inc.		414	47,039
Waste Management, Inc.		563	52,111
Waters Corp. (*)		56	10,195
Welltower, Inc. REIT		376	17,213
Weyerhaeuser Co. REIT		707	11,984
WW Grainger, Inc.		65	16,153
Zoetis, Inc.		81	9,533
			3,772,613
Total Common Stocks (Cost $9,299,603)			8,434,312
Exchange-Traded Funds | 2.8%
SPDR Gold Shares (*), (Δ) (Cost $368,305)		2,971	439,857

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 9.3%
Australia | 0.5%
Australia Government Bonds, 3.000%, 09/20/25	AUD	84	74,202
Canada | 0.9%
Canadian Government Real Return Bonds:
4.250%, 12/01/26	CAD	53	47,110

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
2.000%, 12/01/41	CAD	98	$92,375
			139,485
Denmark | 0.7%
Denmark Inflation Linked Government Bonds, 0.100%, 11/15/23 (††)	DKK	713	109,919
France | 1.5%
Government of France, 1.850%, 07/25/27	EUR	186	242,151
Italy | 1.2%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	68	74,128
2.350%, 09/15/24	EUR	104	122,847
			196,975
New Zealand | 1.1%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	215	175,826
Spain | 1.7%
Spain Government Inflation Linked Bonds (††) :
0.300%, 11/30/21	EUR	146	162,410
1.800%, 11/30/24	EUR	91	108,972
			271,382
Sweden | 0.3%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28 (††)	SEK	235	44,369
United Kingdom | 1.4%
United Kingdom Gilt Inflation Linked (††):
1.875%, 11/22/22	GBP	92	127,596
0.750%, 03/22/34	GBP	48	90,818
			218,414
Total Foreign Government Obligations (Cost $1,503,270)			1,472,723

Description		Principal Amount (000)	Fair Value
US Treasury Securities | 18.5%
Treasury Inflation Protected Security (††):
0.125%, 04/15/20	USD	712	712,802
1.125%, 01/15/21	USD	1,111	1,099,787
2.375%, 01/15/25	USD	322	356,668
2.500%, 01/15/29	USD	615	755,355
Total US Treasury Securities (Cost $2,898,726)			2,924,612
Description	Shares	Fair Value
Short-Term Investments | 18.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Δ) (Cost $2,883,204)	2,883,204	$2,883,204
Total Investments | 102.2% (Cost $16,953,108)		$16,154,708
Liabilities in Excess of Cash and Other Assets | (2.2)%		(341,043)
Net Assets | 100.0%		$15,813,665

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Forward Currency Contracts open at March 31, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	26,715	USD	16,013	CIT	04/28/20	$388	$—
AUD	33,235	USD	22,000	HSB	04/22/20	—	1,597
AUD	52,539	USD	31,000	JPM	04/22/20	1,254	—
CAD	2,527	USD	1,787	CIT	04/28/20	3	—
CAD	8,335	USD	5,786	CIT	04/28/20	119	—
EUR	85,585	USD	94,373	HSB	04/22/20	—	18
GBP	38,982	USD	47,000	JPM	04/22/20	1,566	—
GBP	15,171	USD	18,407	SSB	04/28/20	497	—
GBP	20,290	USD	23,593	SSB	04/28/20	1,689	—
HKD	81,276	USD	10,467	SSB	04/28/20	17	—
HKD	99,864	USD	12,872	SSB	04/28/20	10	—
JPY	64,603	USD	590	JPM	04/22/20	12	—
NZD	14,325	USD	9,000	HSB	04/22/20	—	468
NZD	57,152	USD	33,000	JPM	04/22/20	1,039	—
USD	6,087	AUD	9,982	CIT	04/28/20	—	41
USD	20,636	AUD	34,248	CIT	04/28/20	—	389
USD	99,269	AUD	168,352	CIT	04/28/20	—	4,088
USD	5,510	AUD	8,769	HSB	04/22/20	127	—
USD	12,099	AUD	17,953	HSB	04/22/20	1,077	—
USD	66,128	AUD	98,109	HSB	04/22/20	5,898	—
USD	10,606	CAD	14,662	CIT	04/22/20	220	—
USD	24,253	CAD	32,232	CIT	04/22/20	1,421	—
USD	1,172	CAD	1,671	CIT	04/28/20	—	11
USD	31,213	CAD	44,341	CIT	04/28/20	—	200
USD	83,403	CAD	110,826	HSB	04/22/20	4,896	—
USD	6,556	CAD	8,711	MSC	04/22/20	385	—
USD	23,143	CAD	30,681	MSC	04/22/20	1,409	—
USD	8,564	DKK	57,445	CIT	04/22/20	78	—
USD	15,929	DKK	109,292	CIT	04/22/20	—	216
USD	89,259	DKK	604,653	CIT	04/22/20	—	59
USD	219,468	EUR	199,610	CIT	04/28/20	—	651
USD	545,678	EUR	496,328	CIT	04/28/20	—	1,645
USD	33,734	EUR	30,300	HSB	04/22/20	329	—
USD	130,412	EUR	119,813	HSB	04/22/20	—	1,678
USD	680,403	EUR	608,828	HSB	04/22/20	9,190	—
USD	443,093	EUR	402,859	SSB	04/28/20	—	1,158
USD	22,033	GBP	17,666	CIT	04/22/20	24	—
USD	67,336	GBP	51,985	CIT	04/22/20	2,570	—
USD	33,433	GBP	25,550	HSB	04/22/20	1,602	—
USD	104,275	GBP	80,510	HSB	04/22/20	3,972	—
USD	35,693	GBP	28,878	SSB	04/28/20	—	289
USD	527,218	GBP	446,899	SSB	04/28/20	—	29,631
USD	33,986	HKD	263,883	CIT	04/28/20	—	54
USD	98,232	HKD	762,775	SSB	04/28/20	—	161
USD	759	MXN	14,304	HSB	04/22/20	150	—

Lazard Real Assets and Pricing Opportunities Portfolio (•) (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	12,797	NZD	20,875	CIT	04/22/20	$364	$—
USD	92,084	NZD	142,384	CIT	04/22/20	7,280	—
USD	26,836	NZD	41,588	HSB	04/22/20	2,066	—
USD	49,141	NZD	75,997	HSB	04/22/20	3,877	—
USD	34,229	SEK	328,325	HSB	04/22/20	1,081	—
USD	3,028	SEK	29,534	JPM	04/22/20	47	—
USD	5,396	SEK	51,768	JPM	04/22/20	169	—
USD	7,212	SEK	69,532	JPM	04/22/20	192	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$55,018	$42,354

Futures Contracts open at March 31, 2020 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Depreciation
Natural Gas	6	$60,000	04/28/2020	$114,501	$98,400	$16,101
Sugar 11	2	224,000	04/30/2020	33,160	23,341	9,819
Cotton No. 2	1	50,000	05/06/2020	34,274	25,565	8,709
Low Sulphur Gasoil	1	100	05/12/2020	51,128	29,475	21,653
Soybean Oil	1	60,000	05/14/2020	18,658	16,206	2,452
Total gross unrealized appreciation/depreciation on Futures Contracts						$58,734

Total Return Swap Agreements open at March 31, 2020 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	$1,756,180	10/23/20	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity (a)	$461,872

(a)	For swap agreements, the net settlement will occur on the expiration date.

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2020:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	4.97%
Bean Oil	BCOMBO	2.70
Brent Crude	BCOMCO	5.22
Coffee	BCOMKC	6.20
Copper	BCOMHG	11.93
Corn	BCOMCN	9.65
Cotton	BCOMCT	0.01
Crude Oil	BCOMCO	4.25
Gasoline (RBOB)	BCOMRB	0.42
Gold	BCOMGC	0.01
Heating Oil	BCOMHO	3.51
Kansas Wheat	BCOMKW	3.53
Lean Hogs	BCOMLH	1.35
Live Cattle	BCOMLC	4.09
Natural Gas	BCOMNG	4.81
Nickel	BCOMNI	3.68
Silver	BCOMSI	5.26
Soy Meal	BCOMSM	5.96
Soybeans	BCOMSY	9.47
Sugar	BCOMSB	2.26
Wheat	BCOMWH	6.72
Zinc	BCOMZS	3.86
Total		99.86%

The Lazard Funds, Inc. Notes to Portfolios of Investments March 31, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2020, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.6%
Emerging Markets Debt	3.9%
Global Fixed Income	1.8%
US Corporate Income	50.3%
Enhanced Opportunities	9.0%
Global Dynamic Multi-Asset	0.7%

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2020 which may step up at a future date.
(«)	Issue in default.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2020.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¶)	Date shown is the next perpetual call date.
(**)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡‡)	Amount is less than $1,000.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Portfolio.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.

Security Abbreviations:

ADR	- American Depositary Receipt	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETF	- Exchange-Traded Fund	NVDR	- Non-Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	PRIBOR	- Prague Interbank Offered Rate
LIBOR	- London Interbank Offered Rate	REIT	- Real Estate Investment Trust
NIBOR	- Norway Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNH	- Chinese Yuan Renminbi	PEN	- Peruvian Nuevo Sol
CNY	- Chinese Renminbi	PHP	- Philippine Peso
COP	- Colombian Peso	PLN	- Polish Zloty
CZK	- Czech Koruna	RON	- New Romanian Leu
DKK	- Danish Krone	RUB	- Russian Ruble
DOP	- Dominican Republic Peso	SEK	- Swedish Krona
EUR	- Euro	SGD	- Singapore Dollar
GBP	- British Pound Sterling	THB	- Thai Baht
HKD	- Hong Kong Dollar	TRY	- New Turkish Lira
HUF	- Hungarian Forint	UAH	- Ukranian Hrynia
IDR	- Indonesian Rupiah	USD	- United States Dollar

ILS	- Israeli Shekel	UYU	- Uruguayan Peso
INR	- Indian Rupee	ZAR	- South African Rand
JPY	- Japanese Yen

Counterparty Abbreviations:

BNP	- BNP Paribas SA	MEL	- The Bank of New York Mellon Corp.
BOA	- Bank of America NA	MSC	- Morgan Stanley & Co.
BRC	- Barclays Bank PLC	RBC	- Royal Bank of Canada
CAN	- Canadian Imperial Bank of Commerce	RBS	- RBS Securities, Inc.
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG
JPM	- JPMorgan Chase Bank NA

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio

Common & Preferred Stocks
Air Freight & Logistics	2.0%	—%	—%	1.9%	—%
Airlines	—	0.4	—	—	—
Auto Components	0.7	0.3	0.5	0.9	1.3
Automobiles	—	0.8	0.6	0.7	2.4
Banks	15.3	15.8	13.5	18.4	21.4
Beverages	2.1	1.9	0.9	2.1	0.4
Biotechnology	—	—	0.6	—	—
Building Products	—	—	0.5	—	—
Capital Markets	—	0.6	0.1	—	—
Chemicals	1.2	1.3	0.8	0.5	0.8
Commercial Services & Suppliers	0.9	—	0.5	—	—
Communications Equipment	—	0.6	0.6	0.1	—
Construction & Engineering	1.3	—	0.4	1.4	—
Construction Materials	1.2	2.3	2.5	1.9	3.0
Consumer Finance	0.6	—	0.4	0.4	—
Containers & Packaging	—	—	—	0.1	—
Diversified Consumer Services	2.7	2.2	1.1	0.3	—
Diversified Financial Services	—	—	1.3	—	—
Diversified Telecommunication Services	—	1.8	2.1	0.8	2.1
Electric Utilities	—	—	0.5	—	—
Electrical Equipment	1.6	—	—	0.3	—
Electronic Equipment, Instruments & Components	2.1	1.4	1.1	2.5	2.4
Entertainment	4.7	4.7	2.2	6.3	1.9
Food & Staples Retailing	—	—	1.7	0.4	1.7
Food Products	—	0.7	3.2	0.9	—
Gas Utilities	1.2	1.1	1.2	0.3	0.9
Health Care Equipment & Supplies	—	—	0.7	0.2	—
Health Care Providers & Services	1.0	0.4	0.4	0.6	1.4
Hotels, Restaurants & Leisure	1.0	—	0.3	0.6	—
Household Durables	—	0.6	0.5	0.3	0.9
Household Products	—	—	0.2	0.6	0.8
Industrial Conglomerates	—	0.7	0.4	0.9	1.6
Insurance	2.1	5.2	3.5	3.2	2.8
Interactive Media & Services	13.2	8.9	6.3	5.4	1.2
Internet & Direct Marketing Retail	8.3	9.1	9.7	4.6	—
IT Services	2.1	1.2	2.7	3.7	5.2
Leisure Products	—	—	—	0.3	—
Life Sciences Tools & Services	1.9	0.7	—	—	—
Machinery	5.3	1.3	1.1	3.6	2.0
Marine	—	—	—	0.2	—
Media	—	—	0.1	0.7	—
Metals & Mining	2.8	2.1	2.5	1.6	3.3
Oil, Gas & Consumable Fuels	5.0	5.2	4.9	6.4	9.1
Paper & Forest Products	0.5	1.3	—	—	0.9
Personal Products	—	2.2	0.6	0.6	2.9
Pharmaceuticals	—	—	2.6	0.8	—
Real Estate Management & Development	—	1.9	2.4	0.2	—
Road & Rail	2.0	1.0	—	0.1	—
Semiconductors & Semiconductor Equipment	7.8	8.5	7.6	8.0	8.1

Software	—	—	0.4	—	—
Specialty Retail	1.2	0.4	0.1	1.4	—
Technology Hardware, Storage & Peripherals	6.5	6.8	6.9	5.9	5.1
Textiles, Apparel & Luxury Goods	—	1.3	1.0	0.8	—
Tobacco	—	—	0.3	0.5	1.1
Trading Companies & Distributors	—	0.3	—	—	—
Transportation Infrastructure	0.7	1.0	1.2	1.2	1.2
Water Utilities	0.9	—	0.2	0.8	—
Wireless Telecommunication Services	—	1.0	2.9	3.8	8.3
Subtotal	99.9	97.0	95.8	97.2	94.2
Short-Term Investments	0.3	1.7	2.6	2.4	3.4
Total Investments	100.2%	98.7%	98.4%	99.6%	97.6%

† Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	0.6%	—%	3.0%	0.5%
Air Freight & Logistics	—	—	—	0.4	—
Auto Components	—	—	—	—	0.9
Automobiles	—	—	—	0.5	1.7
Banks	—	3.5	—	3.7	5.8
Beverages	2.8	6.1	—	4.8	0.7
Biotechnology	—	—	—	1.5	1.6
Building Products	—	0.7	—	—	0.6
Capital Markets	—	4.7	—	8.7	2.2
Chemicals	—	2.2	—	2.6	2.4
Commercial Services & Suppliers	5.8	—	—	0.5	0.1
Communications Equipment	4.0	2.9	—	—	0.4
Construction & Engineering	4.4	—	9.7	—	0.3
Containers & Packaging	—	—	—	—	0.2
Distributors	—	—	—	—	0.1
Diversified Consumer Services	5.4	—	—	—	0.1
Diversified Financial Services	—	—	—	0.6	1.4
Diversified Telecommunication Services	—	—	—	—	1.0
Electric Utilities	—	—	10.1	3.8	5.1
Electrical Equipment	—	2.1	—	1.1	2.8
Electronic Equipment, Instruments & Components	2.6	1.0	—	0.5	0.5
Entertainment	—	1.3	—	5.6	0.7
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	0.6
Food & Staples Retailing	—	2.2	—	2.0	2.5
Food Products	—	—	—	—	5.2
Gas Utilities	—	1.0	8.3	—	—
Health Care Equipment & Supplies	3.3	2.0	—	5.4	2.0
Health Care Providers & Services	17.4	1.6	—	1.6	—
Hotels, Restaurants & Leisure	4.2	2.7	—	0.8	2.3
Household Durables	—	—	—	—	0.3
Household Products	—	3.2	—	—	0.5
Industrial Conglomerates	—	0.8	—	—	0.6
Insurance	—	5.8	—	6.6	6.4
Interactive Media & Services	1.0	4.8	—	6.2	0.5
Internet & Direct Marketing Retail	4.3	1.0	—	2.1	—
IT Services	5.0	4.4	—	5.9	1.1
Leisure Products	—	1.1	—	—	0.4
Life Sciences Tools & Services	—	5.4	—	4.5	—
Machinery	—	1.3	—	—	2.8
Media	9.8	—	3.4	0.9	—
Metals & Mining	—	—	—	0.8	3.1
Multiline Retail	—	2.5	—	1.7	—
Multi-Utilities	—	—	11.4	—	0.8
Oil, Gas & Consumable Fuels	—	—	—	—	2.9
Personal Products	—	3.9	—	1.2	4.2
Pharmaceuticals	—	7.7	—	2.1	12.3
Professional Services	6.8	5.0	—	2.1	1.7
Real Estate Management & Development	—	—	—	—	3.4
Road & Rail	9.2	1.1	19.0	—	1.7

Semiconductors & Semiconductor Equipment	—	3.7	—	1.4	2.7
Software	3.9	6.7	—	10.4	1.1
Specialty Retail	3.2	0.9	—	—	1.5
Technology Hardware, Storage & Peripherals	—	—	—	—	1.0
Textiles, Apparel & Luxury Goods	3.7	—	—	—	1.3
Tobacco	—	—	—	—	2.1
Trading Companies & Distributors	—	0.6	—	1.3	1.0
Transportation Infrastructure	2.0	—	11.2	—	—
Water Utilities	—	—	10.9	—	—
Wireless Telecommunication Services	—	—	—	—	4.3
Subtotal	98.8	94.5	84.0	94.3	99.4
Short-Term Investments	1.7	12.8	18.1	5.5	0.6
Total Investments	100.5%	107.3%	102.1%	99.8%	100.0%

† Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio

Common & Preferred Stocks
Aerospace & Defense	5.1%	1.8%	2.0%	7.9%	1.4%
Airlines	1.8	1.1	1.1	—	—
Automobiles	4.3	2.7	2.4	5.9	—
Banks	—	6.1	6.4	4.0	4.7
Beverages	6.5	3.0	1.3	8.7	2.8
Biotechnology	—	—	0.8	—	2.4
Building Products	—	1.4	1.0	—	4.8
Capital Markets	—	1.0	—	—	7.3
Chemicals	—	3.8	4.3	6.7	2.3
Construction & Engineering	—	1.1	1.0	—	—
Construction Materials	—	—	—	2.5	—
Diversified Telecommunication Services	—	2.5	2.1	—	—
Electric Utilities	—	2.5	1.9	—	—
Electrical Equipment	3.2	2.7	2.7	—	2.1
Electronic Equipment, Instruments & Components	5.8	1.9	2.3	5.2	1.7
Entertainment	—	6.9	4.9	8.8	3.3
Food & Staples Retailing	—	2.1	1.8	6.6	2.7
Food Products	2.0	—	0.1	—	—
Gas Utilities	—	0.8	1.4	—	—
Health Care Equipment & Supplies	2.6	3.2	2.5	—	5.0
Health Care Providers & Services	—	1.1	—	—	—
Hotels, Restaurants & Leisure	3.6	1.2	1.2	10.2	1.6
Household Durables	—	—	—	4.4	—
Household Products	—	—	—	—	1.9
Insurance	12.5	7.6	9.8	7.5	6.0
Interactive Media & Services	4.0	—	4.2	—	6.7
Internet & Direct Marketing Retail	—	—	—	—	2.4
IT Services	2.7	0.4	1.8	2.1	—
Leisure Products	—	0.9	0.9	2.4	1.3
Life Sciences Tools & Services	—	—	1.6	—	2.2
Machinery	—	2.5	2.7	—	—
Media	—	0.9	—	—	—
Metals & Mining	2.4	1.8	1.0	—	—
Multiline Retail	—	—	0.7	—	3.0
Multi-Utilities	3.7	2.0	1.9	3.9	—
Oil, Gas & Consumable Fuels	5.6	3.3	2.1	—	—
Personal Products	4.5	4.1	5.9	—	2.1
Pharmaceuticals	9.3	9.3	7.9	4.8	1.1
Professional Services	—	4.3	3.7	—	9.6
Real Estate Management & Development	6.8	3.3	2.0	—	—
Road & Rail	—	1.2	1.1	—	—
Semiconductors & Semiconductor Equipment	—	0.9	—	—	6.3
Software	5.7	3.6	3.7	—	4.7
Specialty Retail	—	—	0.3	—	1.5
Technology Hardware, Storage & Peripherals	3.2	1.5	2.4	—	—
Textiles, Apparel & Luxury Goods	2.3	—	—	—	2.5
Trading Companies & Distributors	—	1.7	0.9	—	4.3
Transportation Infrastructure	—	—	0.5	—	—
Water Utilities	—	—	0.3	—	—

Wireless Telecommunication Services	—	—	—	5.4	—
Subtotal	97.6	96.2	96.6	97.0	97.7
Short-Term Investments	2.5	3.5	2.4	—	3.0
Total Investments	100.1%	99.7%	99.0%	97.0%	100.7%

† Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	3.3%	2.5%	—%	—%
Air Freight & Logistics	0.9	—	—	—	—
Airlines	—	1.6	—	—	—
Auto Components	—	—	0.4	—	—
Automobiles	—	3.2	—	—	0.9
Banks	3.0	5.7	2.0	0.9	4.7
Beverages	2.9	6.6	1.7	—	2.3
Biotechnology	—	1.7	2.2	—	—
Building Products	3.5	—	0.4	—	—
Capital Markets	4.5	4.1	1.2	—	1.7
Chemicals	—	0.7	—	—	—
Commercial Services & Suppliers	2.1	0.1	1.1	—	—
Communications Equipment	—	—	0.6	—	—
Construction & Engineering	0.8	—	0.2	—	—
Construction Materials	—	—	0.2	—	—
Consumer Finance	—	0.8	0.2	—	1.1
Containers & Packaging	—	—	0.5	—	0.5
Distributors	—	—	0.2	—	—
Diversified Consumer Services	—	—	0.2	—	0.5
Diversified Financial Services	3.5	—	0.1	—	2.2
Diversified Telecommunication Services	2.6	—	4.1	—	2.2
Electric Utilities	—	2.5	2.5	0.4	—
Electrical Equipment	0.9	3.6	—	—	1.2
Electronic Equipment, Instruments & Components	3.9	0.7	0.5	—	—
Energy Equipment & Services	1.0	—	—	—	—
Entertainment	2.3	7.9	—	—	—
Equity Real Estate Investment Trusts (REITs)	4.3	—	4.5	—	—
Food & Staples Retailing	2.1	2.2	6.5	—	—
Food Products	1.4	—	2.9	—	—
Gas Utilities	1.4	—	0.8	—	—
Health Care Equipment & Supplies	—	4.1	1.3	—	—
Health Care Providers & Services	3.0	—	3.5	—	1.4
Health Care Technology	1.3	—	—	—	—
Hotels, Restaurants & Leisure	3.3	0.9	1.4	—	2.5
Household Durables	2.1	—	0.2	—	—
Household Products	—	—	5.6	—	0.9
Independent Power & Renewable Electricity Producers	—	—	1.8	—	—
Industrial Conglomerates	0.6	0.4	0.7	—	—
Insurance	—	9.6	5.1	—	—
Interactive Media & Services	5.6	0.7	0.3	—	—
Internet & Direct Marketing Retail	—	0.7	—	—	1.0
IT Services	2.9	1.6	1.5	—	—
Leisure Products	—	1.0	0.1	—	—
Life Sciences Tools & Services	0.3	—	0.2	—	—
Machinery	4.4	2.7	1.1	—	1.1
Media	1.0	1.2	1.9	—	—
Metals & Mining	1.1	2.7	3.0	1.3	—
Multiline Retail	—	—	0.8	—	—
Multi-Utilities	—	2.3	2.6	—	—
Oil, Gas & Consumable Fuels	—	2.3	0.2	3.0	—

Personal Products	—	4.6	0.9	—	1.3
Pharmaceuticals	3.6	7.3	11.0	—	1.4
Professional Services	3.6	2.5	—	—	—
Real Estate Management & Development	9.5	2.4	2.3	—	—
Road & Rail	—	—	2.2	—	—
Semiconductors & Semiconductor Equipment	1.9	1.2	0.4	—	—
Software	7.0	2.3	2.1	—	2.7
Specialty Retail	2.1	—	3.7	—	1.0
Technology Hardware, Storage & Peripherals	—	—	0.5	—	1.6
Textiles, Apparel & Luxury Goods	0.6	—	1.6	—	—
Thrifts & Mortgage Finance	—	0.9	0.2	0.7	—
Tobacco	—	—	1.0	—	—
Trading Companies & Distributors	1.3	—	0.4	—	0.5
Water Utilities	1.8	—	0.4	—	—
Wireless Telecommunication Services	—	—	2.8	0.7	1.0
Subtotal	98.1	96.1	96.3	7.0	33.7
Foreign Government Obligations	—	—	—	92.1	36.2
Supranational Bonds	—	—	—	2.0	13.6
Municipal Bonds	—	—	—	—	1.6
US Treasury Securities	—	—	—	—	9.4
Short-Term Investments	0.9	3.0	3.4	2.9	5.4
Total Investments	99.0%	99.1%	99.7%	104.0%	99.9%

† Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets and Pricing Opportunities Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.3%	0.5%
Air Freight & Logistics	—	0.1
Automobiles	0.6	—
Banks	4.2	0.8
Beverages	1.4	0.2
Biotechnology	0.2	0.6
Building Products	0.1	—
Capital Markets	1.3	0.2
Chemicals	0.1	0.2
Commercial Services & Suppliers	0.1	0.9
Communications Equipment	0.2	0.1
Construction & Engineering	—	2.3
Construction Materials	—	0.1
Consumer Finance	0.7	0.1
Distributors	—	0.1
Diversified Financial Services	1.8	—
Diversified Telecommunication Services	1.6	0.4
Electric Utilities	0.2	2.4
Electrical Equipment	0.8	—
Electronic Equipment, Instruments & Components	0.1	0.1
Entertainment	0.1	—
Equity Real Estate Investment Trusts (REITs)	0.4	12.6
Food & Staples Retailing	0.6	1.6
Food Products	0.2	1.0
Gas Utilities	0.1	1.7
Health Care Equipment & Supplies	0.2	0.3
Health Care Providers & Services	0.5	0.5
Hotels, Restaurants & Leisure	2.1	0.7
Household Products	1.2	1.1
Independent Power & Renewable Electricity Producers	0.2	0.6
Industrial Conglomerates	0.1	—
Insurance	0.7	1.6
Interactive Media & Services	0.2	0.1
Internet & Direct Marketing Retail	0.8	—
IT Services	0.4	0.2
Leisure Products	0.1	—
Life Sciences Tools & Services	0.3	0.6
Machinery	0.8	0.1
Media	0.2	0.7
Metals & Mining	0.3	—
Multiline Retail	0.1	0.1
Multi-Utilities	0.2	2.3
Oil, Gas & Consumable Fuels	0.1	—
Personal Products	1.5	0.1
Pharmaceuticals	2.2	2.2
Professional Services	0.3	—
Real Estate Management & Development	0.2	4.5
Road & Rail	0.3	4.8

Semiconductors & Semiconductor Equipment	0.3	0.1
Software	2.3	0.2
Specialty Retail	1.1	0.6
Technology Hardware, Storage & Peripherals	1.2	0.2
Textiles, Apparel & Luxury Goods	0.1	0.1
Thrifts & Mortgage Finance	—	—
Tobacco	0.1	0.3
Trading Companies & Distributors	0.1	0.3
Transportation Infrastructure	—	2.4
Water Utilities	—	2.3
Wireless Telecommunication Services	0.8	0.4
Subtotal	34.1	53.4
Exchange-Traded Funds	—	2.8
Foreign Government Obligations	20.2	9.3
Supranational Bonds	5.3	—
US Municipal Bonds	0.9	—
US Treasury Securities	32.5	18.5
Short-Term Investments	7.0	18.2
Total Investments	100.0%	102.2%

† Industry classifications may be different than those used for compliance monitoring purposes

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

Industry†	Long	Short
Common Stocks and Convertible Corporate Bonds
Air Freight & Logistics	2.8%	-0.9%
Automobiles	0.7	-0.2
Banks	1.2	—
Biotechnology	13.0	-5.4
Building Products	1.0	—
Commercial Services & Supplies	1.1	-0.1
Communications Equipment	0.7	-0.2
Consumer Finance	7.6	-1.5
Diversified Consumer Services	0.2	-0.1
Diversified Financial Services	1.1	-0.2
Diversified Telecommunication Services	0.8	-0.5
Electric Utilities	1.8	—
Electronic Equipment, Instruments & Components	5.0	-1.0
Energy Equipment & Services	0.2	-0.1
Entertainment	3.2	-1.2
Equity Real Estate Investment Trusts (REITs)	2.8	-2.1
Food & Staples Retailing	0.9	-0.1
Health Care Equipment & Supplies	4.4	-1.8
Health Care Technology	2.5	-1.1
Hotels, Restaurants & Leisure	3.0	-0.7
Interactive Media & Services	6.5	-2.3
Internet & Direct Marketing Retail	0.8	-0.3
IT Services	7.0	-1.0
Life Sciences Tools & Services	1.5	-0.6
Machinery	0.7	-0.1
Media	6.0	-0.7
Metals & Mining	3.7	-0.9
Mortgage Real Estate Investment Trusts (REITs)	3.5	-0.1
Oil, Gas & Consumable Fuels	1.4	—
Personal Products	1.8	-0.3
Pharmaceuticals	11.0	-2.3
Real Estate Management & Development	1.4	-0.4
Semiconductors & Semiconductor Equipment	6.2	-2.8
Software	19.4	-5.1
Specialty Retail	0.6	-0.2
Technology Hardware, Storage & Peripherals	1.2	-0.1
Tobacco	1.0	-0.2
Trading Companies & Distributors	1.3	-0.2
Subtotal	129.0	-34.8
Exchange-Traded Funds	—	-4.1
Short-Term Investments	2.6	—
Total Investments	131.6%	-38.9%

Item 2. Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 22, 2020